================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Arthur S. Gabinet
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                       Date of reporting period: 4/30/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity            Value
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--105.9%
NEW JERSEY--74.8%
 $         305,000       Atlantic County, NJ Utilities Authority Solid        7.125%          03/01/2016 $         305,796
                         Waste(1)
--------------------------------------------------------------------------------------------------------------------------
         3,480,000       Bayonne, NJ Parking Authority (City                  5.000           06/15/2027         3,246,770
                         Parking)(1)
--------------------------------------------------------------------------------------------------------------------------
         6,065,000       Bayonne, NJ Redevel. Agency(1)                       7.625           04/01/2038         7,005,439
--------------------------------------------------------------------------------------------------------------------------
            10,000       Bergen County, NJ HDC                                6.750           10/01/2018            10,032
--------------------------------------------------------------------------------------------------------------------------
            60,000       Berkeley, NJ HFC (Bayville Hsg.)(1)                  5.750           08/01/2014            60,213
--------------------------------------------------------------------------------------------------------------------------
           140,000       Camden County, NJ Improvement Authority              5.000           02/15/2035           139,517
                         (Cooper Health System)(1)
--------------------------------------------------------------------------------------------------------------------------
           190,000       Camden County, NJ Improvement Authority              5.750           02/15/2034           192,808
                         (Cooper Health System)(1)
--------------------------------------------------------------------------------------------------------------------------
            60,000       Casino Reinvestment Devel. Authority of NJ(1)        5.250           06/01/2017            64,822
--------------------------------------------------------------------------------------------------------------------------
            10,000       Delaware River Port Authority PA/NJ(1)               5.000           01/01/2019            10,019
--------------------------------------------------------------------------------------------------------------------------
         2,050,000       Delaware River Port Authority PA/NJ(1)               5.700           01/01/2022         2,055,125
--------------------------------------------------------------------------------------------------------------------------
           250,000       Essex County, NJ Improvement Authority               6.250           11/01/2030           280,723
                         (Newark)(1)
--------------------------------------------------------------------------------------------------------------------------
            20,000       Essex County, NJ Improvement Authority               5.625           10/01/2023            20,039
                         (Sportsplex)
--------------------------------------------------------------------------------------------------------------------------
           105,000       Essex County, NJ Improvement Authority               5.625           10/01/2027           105,163
                         (Sportsplex)
--------------------------------------------------------------------------------------------------------------------------
             5,000       Highlands, NJ Board of Education COP                 6.375           02/15/2017             5,015
--------------------------------------------------------------------------------------------------------------------------
         1,500,000       Hudson County, NJ Improvement Authority              5.000           06/01/2035         1,641,390
                         (Lincoln Park Golf Course)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,250,000       Hudson County, NJ Improvement Authority              5.000           06/01/2038         1,358,800
                         (Lincoln Park Golf Course)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,655,000       Hudson County, NJ Improvement Authority              5.500           06/01/2041         2,997,867
                         (Lincoln Park Golf Course)(1)
--------------------------------------------------------------------------------------------------------------------------
             5,000       Jackson, NJ Township Municipal Utilities             5.500           12/01/2015             5,017
                         Authority
--------------------------------------------------------------------------------------------------------------------------
            95,000       Lodie, NJ Board of Education COP(1)                  5.700           09/15/2021            95,211
--------------------------------------------------------------------------------------------------------------------------
            60,000       Middlesex County, NJ COP(1)                          5.000           02/15/2019            60,178
--------------------------------------------------------------------------------------------------------------------------
           485,000       Middlesex County, NJ Improvement Authority           5.000           01/01/2015           308,145
                         (Heldrich Center Hotel)(1)
--------------------------------------------------------------------------------------------------------------------------
           500,000       Middlesex County, NJ Improvement Authority           5.000           01/01/2020           307,980
                         (Heldrich Center Hotel)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,535,000       Middlesex County, NJ Improvement Authority           5.000           01/01/2032         1,567,289
                         (Heldrich Center Hotel)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,100,000       Middlesex County, NJ Improvement Authority           5.125           01/01/2037           679,415
                         (Heldrich Center Hotel)(1)
--------------------------------------------------------------------------------------------------------------------------
            20,000       Middlesex County, NJ Improvement Authority           5.500           09/01/2030            20,022
                         (South Plainfield Urban Renewal)(1)
--------------------------------------------------------------------------------------------------------------------------
            30,000       Neptune City, NJ Hsg. Authority(1)                   6.000           04/01/2019            30,050
--------------------------------------------------------------------------------------------------------------------------
            50,000       Newark, NJ Hsg. Authority (Lock Street Urban         6.400           01/20/2034            50,081
                         Renewal Partnership)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,875,000       Newark, NJ Hsg. Authority (South Ward Police         6.750           12/01/2038         3,570,664
                         Facility)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ EDA(1)                                            5.000           06/15/2028         2,153,860
--------------------------------------------------------------------------------------------------------------------------
           500,000       NJ EDA(1)                                            5.000           06/15/2029           535,890
--------------------------------------------------------------------------------------------------------------------------
         2,045,000       NJ EDA (American Airlines)(2)                        7.100           11/01/2031           871,272

1 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity         Value
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
 $          50,000       NJ EDA (Bristol Glen)(1)                             5.750%          07/01/2029   $        49,512
--------------------------------------------------------------------------------------------------------------------------
           860,000       NJ EDA (Cadbury at Cherry Hill)                      5.500           07/01/2018           829,444
--------------------------------------------------------------------------------------------------------------------------
            25,000       NJ EDA (Cadbury at Cherry Hill)                      5.500           07/01/2028            21,337
--------------------------------------------------------------------------------------------------------------------------
           300,000       NJ EDA (Chilton Memorial Hospital)(1)                5.500           07/01/2029           315,654
--------------------------------------------------------------------------------------------------------------------------
            25,000       NJ EDA (Consumers New Jersey Water Company)          5.100           09/01/2032            25,059
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       NJ EDA (Continental Airlines)(1)                     6.250           09/15/2019         2,506,075
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       NJ EDA (Continental Airlines)(1)                     6.400           09/15/2023         3,007,290
--------------------------------------------------------------------------------------------------------------------------
        11,430,000       NJ EDA (Continental Airlines)(1)                     7.000           11/15/2030        11,473,205
--------------------------------------------------------------------------------------------------------------------------
         3,100,000       NJ EDA (Cranes Mill)(1)                              5.100           06/01/2027         3,111,749
--------------------------------------------------------------------------------------------------------------------------
           175,000       NJ EDA (Dept. of Human Services)(1)                  6.250           07/01/2024           175,812
--------------------------------------------------------------------------------------------------------------------------
           135,000       NJ EDA (Devereux Foundation)(1)                      5.450           05/01/2027           135,142
--------------------------------------------------------------------------------------------------------------------------
         1,525,000       NJ EDA (Drew University)(1)                          5.250           07/01/2021         1,812,356
--------------------------------------------------------------------------------------------------------------------------
         2,999,948       NJ EDA (Empowerment Zone-Cumberland)(2)              7.750           03/01/2021           884,955
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ EDA (Engel Burman at Woodcliff Lake)(3)           8.000           05/01/2044         2,088,340
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ EDA (Engel Burman at Woodcliff Lake)(3)           8.000           05/01/2044         2,088,340
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ EDA (Engel Burman at Woodcliff Lake)(1)           8.000           05/01/2044         2,088,340
--------------------------------------------------------------------------------------------------------------------------
         6,000,000       NJ EDA (GMT Realty)(1)                               6.875           01/01/2037         6,010,740
--------------------------------------------------------------------------------------------------------------------------
        17,975,000       NJ EDA (Hamilton Care)(1)                            6.650           11/01/2037        17,805,136
--------------------------------------------------------------------------------------------------------------------------
         3,050,000       NJ EDA (Harrogate)(1)                                5.875           12/01/2026         3,038,593
--------------------------------------------------------------------------------------------------------------------------
            10,000       NJ EDA (Hillcrest Health Service)                    7.250(4)        01/01/2018             7,740
--------------------------------------------------------------------------------------------------------------------------
         4,135,000       NJ EDA (Kapkowski Road Landfill)(1)                  6.500           04/01/2031         4,709,600
--------------------------------------------------------------------------------------------------------------------------
         2,060,000       NJ EDA (Keswick Pines)                               5.700           01/01/2018         2,043,911
--------------------------------------------------------------------------------------------------------------------------
         4,880,000       NJ EDA (Keswick Pines)(1)                            5.750           01/01/2024         4,566,314
--------------------------------------------------------------------------------------------------------------------------
            30,000       NJ EDA (Kullman Associates)(5)                       6.125           06/01/2018            23,827
--------------------------------------------------------------------------------------------------------------------------
           110,000       NJ EDA (Kullman Associates)(5)                       6.750           07/01/2019            88,204
--------------------------------------------------------------------------------------------------------------------------
           160,000       NJ EDA (Leisure Park)                                5.875           12/01/2027           153,869
--------------------------------------------------------------------------------------------------------------------------
            90,000       NJ EDA (Liberty State Park Lease Rental)(1)          5.750           03/15/2022            90,323
--------------------------------------------------------------------------------------------------------------------------
            50,000       NJ EDA (Liberty State Park)                          5.700           03/15/2016            50,199
--------------------------------------------------------------------------------------------------------------------------
           810,000       NJ EDA (Lions Gate)                                  5.750           01/01/2025           801,325
--------------------------------------------------------------------------------------------------------------------------
         1,345,000       NJ EDA (Lions Gate)                                  5.875           01/01/2037         1,286,721
--------------------------------------------------------------------------------------------------------------------------
            30,000       NJ EDA (Manchester Manor)(1)                         6.700           08/01/2022            30,086
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       NJ EDA (Marcus L. Ward Home)(1)                      5.750           11/01/2024         1,026,660
--------------------------------------------------------------------------------------------------------------------------
         1,200,000       NJ EDA (Marcus L. Ward Home)(1)                      5.800           11/01/2031         1,226,256
--------------------------------------------------------------------------------------------------------------------------
         2,550,000       NJ EDA (Masonic Charity Foundation of New            5.500           06/01/2031         2,592,203
                         Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       NJ EDA (Masonic Charity Foundation of New            6.000           06/01/2025         1,021,590
                         Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
            90,000       NJ EDA (Metromall Urban Renewal)(1)                  6.500           04/01/2031            90,073
--------------------------------------------------------------------------------------------------------------------------
            55,000       NJ EDA (Middlesex Water Company)(1)                  5.200           10/01/2022            55,092
--------------------------------------------------------------------------------------------------------------------------
         1,535,000       NJ EDA (Middlesex Water Company)(1)                  5.250           02/01/2029         1,535,537
--------------------------------------------------------------------------------------------------------------------------
         4,400,000       NJ EDA (Motor Vehicle Surcharges)(1)                 5.000           07/01/2029         4,701,048
--------------------------------------------------------------------------------------------------------------------------
           330,000       NJ EDA (Motor Vehicle Surcharges)(1)                 5.250           07/01/2031           354,767
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       NJ EDA (MSU Student Hsg.)(1)                         5.750           06/01/2031         2,739,925
--------------------------------------------------------------------------------------------------------------------------
             5,000       NJ EDA (New Jersey American Water Company)(1)        5.250           11/01/2032             5,085
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       NJ EDA (New Jersey American Water Company)(1)        5.250           07/01/2038         1,009,900

2 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity         Value
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
 $       5,320,000       NJ EDA (New Jersey American Water Company)(1)        5.600%          11/01/2034    $    5,942,387
--------------------------------------------------------------------------------------------------------------------------
         4,000,000       NJ EDA (New Jersey American Water Company)(1)        5.700           10/01/2039         4,399,560
--------------------------------------------------------------------------------------------------------------------------
           125,000       NJ EDA (New Jersey Natural Gas Company)(1)           5.000           12/01/2038           125,799
--------------------------------------------------------------------------------------------------------------------------
            30,000       NJ EDA (New Jersey Transit Corp.)(1)                 5.750           12/15/2017            30,081
--------------------------------------------------------------------------------------------------------------------------
            35,000       NJ EDA (New Jersey Transit Corp.)(1)                 5.750           12/15/2017            35,095
--------------------------------------------------------------------------------------------------------------------------
           400,000       NJ EDA (Newark Downtown District Management          5.125           06/15/2027           414,456
                         Corp.)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,400,000       NJ EDA (Newark Downtown District Management          5.125           06/15/2037         1,427,384
                         Corp.)(1)
--------------------------------------------------------------------------------------------------------------------------
         3,995,000       NJ EDA (Nui Corp.)(1)                                5.250           11/01/2033         3,996,958
--------------------------------------------------------------------------------------------------------------------------
           260,000       NJ EDA (Nui Corp.)(1)                                5.250           11/01/2033           260,127
--------------------------------------------------------------------------------------------------------------------------
           650,000       NJ EDA (Paterson Charter School Science &            6.000           07/01/2032           663,325
                         Technology)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,900,000       NJ EDA (Paterson Charter School Science &            6.100           07/01/2044         1,925,669
                         Technology)(1)
--------------------------------------------------------------------------------------------------------------------------
         5,520,000       NJ EDA (Pingry School)(1)                            5.000           11/01/2038         5,447,964
--------------------------------------------------------------------------------------------------------------------------
           905,000       NJ EDA (Reformed Church Ministries to the            5.375           12/01/2018           905,154
                         Aging The Particulare Synod Mid-Atlantics)(1)
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       NJ EDA (School Facilities Construction)(1)           5.125           03/01/2028         5,407,700
--------------------------------------------------------------------------------------------------------------------------
        17,430,000       NJ EDA (School Facilities Construction)(1)           5.125           03/01/2030        18,716,683
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       NJ EDA (School Facilities Construction)(1)           5.250           09/01/2023         2,971,675
--------------------------------------------------------------------------------------------------------------------------
         8,000,000       NJ EDA (School Facilities Construction)(1)           5.750           09/01/2023         9,785,200
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       NJ EDA (School Facilities)(1)                        5.250           09/01/2026         1,146,290
--------------------------------------------------------------------------------------------------------------------------
            50,000       NJ EDA (St. Barnabas Medical Center)                 6.750(4)        07/01/2018            39,828
--------------------------------------------------------------------------------------------------------------------------
            65,000       NJ EDA (St. Barnabas Medical Center)                 6.833(4)        07/01/2021            43,299
--------------------------------------------------------------------------------------------------------------------------
            25,000       NJ EDA (St. Barnabas Medical Center)                 7.153(4)        07/01/2020            17,689
--------------------------------------------------------------------------------------------------------------------------
            10,000       NJ EDA (The Presbyterian Home at Montgomery)         6.250           11/01/2020             9,994
--------------------------------------------------------------------------------------------------------------------------
           115,000       NJ EDA (The Presbyterian Home at Montgomery)         6.375           11/01/2031           107,821
--------------------------------------------------------------------------------------------------------------------------
            20,000       NJ EDA (United Methodist Homes of New                5.125           07/01/2018            20,001
                         Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
            50,000       NJ EDA (United Water New Jersey)(1)                  5.500           07/01/2039            52,719
--------------------------------------------------------------------------------------------------------------------------
           480,000       NJ EDA (University of Medicine and Dentistry         5.500           12/01/2023           488,789
                         of New Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
           615,000       NJ EDA (University of Medicine and Dentistry         5.500           12/01/2027           627,318
                         of New Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
            20,000       NJ EDA (University of Medicine and Dentistry         5.750           06/01/2016            20,055
                         of New Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
            45,000       NJ EDA (University of Medicine and Dentistry         6.000           06/01/2021            45,095
                         of New Jersey)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       NJ EDA Retirement Community (Seabrook                5.250           11/15/2026         2,479,875
                         Village)(1)
--------------------------------------------------------------------------------------------------------------------------
         3,500,000       NJ EDA Retirement Community (Seabrook                5.250           11/15/2036         3,301,970
                         Village)(1)
--------------------------------------------------------------------------------------------------------------------------
           660,000       NJ Educational Facilities Authority                  5.250           07/01/2032           663,221
                         (Fairleigh Dickinson University), Series D(1)
--------------------------------------------------------------------------------------------------------------------------
        17,230,000       NJ Educational Facilities Authority                  6.000           07/01/2025        17,604,925
                         (Fairleigh Dickinson University), Series D(1)

3 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon          Maturity          Value
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
 $       1,635,000       NJ Educational Facilities Authority (Georgian        5.000%          07/01/2033   $     1,703,997
                         Court University)(3)
--------------------------------------------------------------------------------------------------------------------------
           300,000       NJ Educational Facilities Authority (Georgian        5.250           07/01/2027           318,852
                         Court University)(1)
--------------------------------------------------------------------------------------------------------------------------
            40,000       NJ Educational Facilities Authority (Kean            5.000           07/01/2018            40,101
                         University)(1)
--------------------------------------------------------------------------------------------------------------------------
           500,000       NJ Educational Facilities Authority (Rider           5.000           07/01/2037           522,980
                         University)(1)
--------------------------------------------------------------------------------------------------------------------------
             5,000       NJ Educational Facilities Authority (Stevens         5.000           07/01/2018             5,609
                         Institute of Technology)(1)
--------------------------------------------------------------------------------------------------------------------------
         4,055,000       NJ Health Care Facilities Financing Authority        5.500           07/01/2031         4,646,827
                         (AHS Hospital Corp.)(1)
--------------------------------------------------------------------------------------------------------------------------
           170,000       NJ Health Care Facilities Financing Authority        5.750           07/01/2025           170,792
                         (Atlanticare Regional Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,935,000       NJ Health Care Facilities Financing Authority        6.250           07/01/2017         2,029,602
                         (Atlanticare Regional Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ Health Care Facilities Financing Authority        5.625           07/01/2032         2,147,940
                         (Barnabas Health)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,855,000       NJ Health Care Facilities Financing Authority        6.250           07/01/2012         1,857,207
                         (Bayonne Hospital)(1)
--------------------------------------------------------------------------------------------------------------------------
        17,085,000       NJ Health Care Facilities Financing Authority        5.000           11/15/2033        18,139,145
                         (Catholic Health East)(1)
--------------------------------------------------------------------------------------------------------------------------
            25,000       NJ Health Care Facilities Financing Authority        5.000           07/01/2025            25,051
                         (CMMC/CMHS Obligated Group)
--------------------------------------------------------------------------------------------------------------------------
         7,000,000       NJ Health Care Facilities Financing Authority        6.300           07/01/2023         6,670,580
                         (Deborah Heart & Lung Center)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,750,000       NJ Health Care Facilities Financing Authority        5.000           01/01/2034         1,808,975
                         (Hackensack University Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
           750,000       NJ Health Care Facilities Financing Authority        5.300           11/01/2026           668,363
                         (Hebrew Old Age Center of Atlantic City)
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       NJ Health Care Facilities Financing Authority        5.375           11/01/2036           823,660
                         (Hebrew Old Age Center of Atlantic City)
--------------------------------------------------------------------------------------------------------------------------
         1,010,000       NJ Health Care Facilities Financing Authority        5.000           07/01/2036         1,009,222
                         (Holy Name Hospital)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,250,000       NJ Health Care Facilities Financing Authority        5.625           07/01/2031         1,252,313
                         (KMH-UMC/KSC Obligated Group)(1)
--------------------------------------------------------------------------------------------------------------------------
            50,000       NJ Health Care Facilities Financing Authority        5.200           07/01/2019            49,998
                         (Palisades Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,388,838       NJ Health Care Facilities Financing Authority        5.125           07/01/2018                14
                         (Pascack Valley Hospital Assoc.)(2)
--------------------------------------------------------------------------------------------------------------------------
         5,589,317       NJ Health Care Facilities Financing Authority        5.125           07/01/2028                56
                         (Pascack Valley Hospital Assoc.)(2)
--------------------------------------------------------------------------------------------------------------------------
           129,334       NJ Health Care Facilities Financing Authority        6.625           07/01/2036                 1
                         (Pascack Valley Hospital Assoc.)(2)
--------------------------------------------------------------------------------------------------------------------------
           600,000       NJ Health Care Facilities Financing Authority        7.250           07/01/2014           599,928
                         (Raritan Bay Medical Center)
--------------------------------------------------------------------------------------------------------------------------
         9,830,000       NJ Health Care Facilities Financing Authority        7.250           07/01/2027         8,521,529
                         (Raritan Bay Medical Center)(1)

4 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity         Value
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
 $          10,000        NJ Health Care Facilities Financing Authority       5.500%          07/01/2023   $        10,030
                         (Somerset Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
            70,000       NJ Health Care Facilities Financing Authority        5.500           07/01/2033            68,454
                         (Somerset Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
            15,000       NJ Health Care Facilities Financing Authority        6.621(4)        07/01/2017            12,505
                         (St. Barnabas Corp.)
--------------------------------------------------------------------------------------------------------------------------
        37,955,000       NJ Health Care Facilities Financing Authority        6.250(4)        07/01/2030        14,620,266
                         (St. Barnabas Corp./St. Barnabas Medical
                         Center Obligated Group)
--------------------------------------------------------------------------------------------------------------------------
            20,000       NJ Health Care Facilities Financing Authority        5.000           07/01/2024            20,012
                         (St. Barnabas)(1)
--------------------------------------------------------------------------------------------------------------------------
        17,000,000       NJ Health Care Facilities Financing Authority        6.625           07/01/2038        19,442,220
                         (St. Joseph's Hospital & Medical Center)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       NJ Health Care Facilities Financing Authority        6.250           07/01/2035         2,804,575
                         (St. Peters University Hospital)(1)
--------------------------------------------------------------------------------------------------------------------------
            35,000       NJ Health Care Facilities Financing Authority        5.100           07/01/2021            33,417
                         (THGS/THGSF Obligated Group)
--------------------------------------------------------------------------------------------------------------------------
            50,000       NJ Health Care Facilities Financing Authority        5.200           07/01/2031            43,642
                         (THGS/THGSF Obligated Group)
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       NJ Health Care Facilities Financing Authority        5.250           07/01/2030         2,003,440
                         (Trinitas Hospital)(1)
--------------------------------------------------------------------------------------------------------------------------
         6,400,000       NJ Health Care Facilities Financing Authority        5.250           07/01/2023         6,757,696
                         (Trinitas Hospital/Marillac Corp. Obligated
                         Group)(1)
--------------------------------------------------------------------------------------------------------------------------
         5,380,000       NJ Health Care Facilities Financing Authority        5.250           07/01/2030         5,389,254
                         (Trinitas Hospital/Marillac Corp. Obligated
                         Group)(1)
--------------------------------------------------------------------------------------------------------------------------
            75,000       NJ Health Care Facilities Financing Authority        5.375           07/01/2029            77,252
                         (Virtua West Jersey Health System/Virtua
                         Health Obligated Group)(1)
--------------------------------------------------------------------------------------------------------------------------
            45,000       NJ Higher Education Assistance Authority             5.125           06/01/2014            45,117
--------------------------------------------------------------------------------------------------------------------------
           185,000       NJ Higher Education Student Assistance               5.250           06/01/2018           185,372
                         Authority (Student Loans)(1)
--------------------------------------------------------------------------------------------------------------------------
           330,000       NJ Higher Education Student Assistance               6.000           06/01/2015           331,158
                         Authority (Student Loans)(1)
--------------------------------------------------------------------------------------------------------------------------
        30,000,000       NJ Higher Education Student Assistance               6.125           06/01/2030        32,477,700
                         Authority (Student Loans)(1)
--------------------------------------------------------------------------------------------------------------------------
           475,000       NJ Higher Education Student Assistance               6.150           06/01/2019           476,325
                         Authority (Student Loans)(1)
--------------------------------------------------------------------------------------------------------------------------
           570,000       NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)       5.000           11/01/2036           579,770
--------------------------------------------------------------------------------------------------------------------------
           140,000       NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)       5.150           11/01/2030           140,081
--------------------------------------------------------------------------------------------------------------------------
            40,000       NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)       5.400           11/01/2017            40,060
--------------------------------------------------------------------------------------------------------------------------
            35,000       NJ Hsg. & Mtg. Finance Agency (Multifamily)(1)       5.750           11/01/2025            35,056
--------------------------------------------------------------------------------------------------------------------------
        10,000,000       NJ Hsg. & Mtg. Finance Agency (Single Family         4.550           10/01/2022        10,399,400
                         Hsg.)(6)
--------------------------------------------------------------------------------------------------------------------------
         4,890,000       NJ Hsg. & Mtg. Finance Agency (Single Family         4.625           10/01/2027         4,995,526
                         Hsg.)(6)
--------------------------------------------------------------------------------------------------------------------------
         4,495,000       NJ Hsg. & Mtg. Finance Agency (Single Family         5.000           10/01/2037         4,600,120
                         Hsg.)(6)
--------------------------------------------------------------------------------------------------------------------------
         2,600,000       NJ Hsg. & Mtg. Finance Agency (Single Family         5.375           04/01/2030         2,725,424
                         Hsg.)(6)
--------------------------------------------------------------------------------------------------------------------------
           415,000       NJ Hsg. & Mtg. Finance Agency, Series A(1)           5.550           05/01/2027           415,523
--------------------------------------------------------------------------------------------------------------------------
           550,000       NJ Hsg. & Mtg. Finance Agency, Series AA(1)          6.150           10/01/2023           630,509
--------------------------------------------------------------------------------------------------------------------------
           390,000       NJ Hsg. & Mtg. Finance Agency, Series B(1)           6.050           11/01/2017           397,449

5 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
       Amount                                                                 Coupon           Maturity           Value
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
 $         100,000       NJ South Jersey Port Corp.(1)                        5.250%          01/01/2030       $   101,597
--------------------------------------------------------------------------------------------------------------------------
           375,000       NJ South Jersey Transportation Authority(1)          5.000           11/01/2029           375,424
--------------------------------------------------------------------------------------------------------------------------
            35,000       NJ Sports & Expositions Authority(1)                 5.000           09/01/2015            35,116
--------------------------------------------------------------------------------------------------------------------------
           100,000       NJ Sports & Expositions Authority                    5.125           09/01/2014           100,340
--------------------------------------------------------------------------------------------------------------------------
         5,290,000       NJ Tobacco Settlement Financing Corp.(1)             4.500           06/01/2023         5,019,258
--------------------------------------------------------------------------------------------------------------------------
        27,100,000       NJ Tobacco Settlement Financing Corp.(1)             4.625           06/01/2026        24,523,061
--------------------------------------------------------------------------------------------------------------------------
         3,085,000       NJ Tobacco Settlement Financing Corp.(1)             5.000           06/01/2029         2,800,841
--------------------------------------------------------------------------------------------------------------------------
       200,950,000       NJ Tobacco Settlement Financing Corp.                5.812(4)        06/01/2041        12,724,154
--------------------------------------------------------------------------------------------------------------------------
            20,000       NJ Transit Corp. (Federal Transportation             5.250           09/15/2014            20,073
                         Administration Grants)
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       NJ Transportation Trust Fund Authority(1)            5.250           06/15/2036         5,597,400
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       NJ Transportation Trust Fund Authority(1)            5.500           06/15/2041         5,710,100
--------------------------------------------------------------------------------------------------------------------------
        13,450,000       NJ Transportation Trust Fund Authority(1)            6.000           06/15/2035        16,225,946
--------------------------------------------------------------------------------------------------------------------------
            10,000       Passaic Valley, NJ Sewage Commissioners              5.500           12/01/2014            10,031
--------------------------------------------------------------------------------------------------------------------------
         9,235,000       Port Authority  NY/NJ, 127th Series(1)               5.250           12/15/2032         9,369,554
--------------------------------------------------------------------------------------------------------------------------
        10,500,000       Port Authority  NY/NJ, 143rd Series(6)               5.000           10/01/2030        11,340,630
--------------------------------------------------------------------------------------------------------------------------
           245,000       Salem County, NJ IPCFA (Atlantic City                5.600           11/01/2025           245,368
                         Electric Company)(1)
--------------------------------------------------------------------------------------------------------------------------
            60,000       Salem County, NJ IPCFA (Atlantic City                5.600           11/01/2025            60,090
                         Electric Company)
--------------------------------------------------------------------------------------------------------------------------
            45,000       Salem County, NJ IPCFA (Public Service               5.200           03/01/2025            45,056
                         Electric & Gas)(1)
--------------------------------------------------------------------------------------------------------------------------
           180,000       Salem County, NJ IPCFA (Public Service               5.450           02/01/2032           180,135
                         Electric & Gas)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,720,000       Salem County, NJ IPCFA (Public Service               5.750           04/01/2031         1,738,800
                         Electric & Gas)(1)
--------------------------------------------------------------------------------------------------------------------------
            20,000       Trenton, NJ Parking Authority                        5.250           04/01/2014            20,063
                                                                                                            --------------
                                                                                                               465,569,184
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--3.8%
         2,125,000       Port Authority  NY/NJ (JFK International Air         5.750           12/01/2022         2,125,383
                         Terminal)(1)
--------------------------------------------------------------------------------------------------------------------------
         6,925,000       Port Authority  NY/NJ (JFK International Air         5.750           12/01/2025         6,925,554
                         Terminal)(1)
--------------------------------------------------------------------------------------------------------------------------
         2,050,000       Port Authority  NY/NJ (JFK International Air         6.000           12/01/2036         2,301,822
                         Terminal)(1)
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Port Authority  NY/NJ (JFK International Air         6.000           12/01/2042         3,334,140
                         Terminal)(1)
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       Port Authority  NY/NJ (JFK International Air         6.500           12/01/2028         5,391,850
                         Terminal)(1)
--------------------------------------------------------------------------------------------------------------------------
         3,605,000       Port Authority  NY/NJ (KIAC)(1)                      6.750           10/01/2019         3,586,074
                                                                                                          ----------------
                                                                                                                23,664,823
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.3%
            50,000       Delaware River Port Authority PA/NJ(1)               5.000           01/01/2026            50,043
--------------------------------------------------------------------------------------------------------------------------
         1,530,000       Delaware River Port Authority PA/NJ(1)               5.625           01/01/2026         1,533,045
--------------------------------------------------------------------------------------------------------------------------
            25,000       Delaware River Port Authority PA/NJ(1)               5.700           01/01/2023            25,063
                                                                                                          ----------------
                                                                                                                 1,608,151

6 |  Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity          Value
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--27.0%
 $       2,645,000       Guam GO(1)                                           5.125%          11/15/2027    $    2,638,202
--------------------------------------------------------------------------------------------------------------------------
           400,000       Guam GO(1)                                           6.750           11/15/2029           434,108
--------------------------------------------------------------------------------------------------------------------------
           600,000       Guam GO(1)                                           7.000           11/15/2039           656,868
--------------------------------------------------------------------------------------------------------------------------
         1,300,000       Guam Government Business Privilege(1)                5.250           01/01/2036         1,447,381
--------------------------------------------------------------------------------------------------------------------------
            10,000       Guam Hsg. Corp. (Single Family Mtg.)                 5.750           09/01/2031            11,810
--------------------------------------------------------------------------------------------------------------------------
            50,000       Guam Power Authority, Series A(1)                    5.125           10/01/2029            48,900
--------------------------------------------------------------------------------------------------------------------------
           600,000       Guam Power Authority, Series A(1)                    5.500           10/01/2030           620,382
--------------------------------------------------------------------------------------------------------------------------
           335,000       Northern Mariana Islands Commonwealth,               5.000           06/01/2017           315,389
                         Series A
--------------------------------------------------------------------------------------------------------------------------
         4,440,000       Northern Mariana Islands Commonwealth, Series        5.000           06/01/2030         3,627,080
                         A(1)
--------------------------------------------------------------------------------------------------------------------------
           200,000       Northern Mariana Islands Commonwealth, Series        6.750           10/01/2033           194,198
                         A(1)
--------------------------------------------------------------------------------------------------------------------------
         1,110,000       Northern Mariana Islands Ports Authority,            5.500           03/15/2031           955,655
                         Series A(1)
--------------------------------------------------------------------------------------------------------------------------
         2,685,000       Northern Mariana Islands Ports Authority,            6.250           03/15/2028         1,960,882
                         Series A(1)
--------------------------------------------------------------------------------------------------------------------------
        10,000,000       Puerto Rico Aqueduct & Sewer Authority(6)            5.125           07/01/2047        10,281,300
--------------------------------------------------------------------------------------------------------------------------
        12,465,000       Puerto Rico Aqueduct & Sewer Authority(1)            5.250           07/01/2042        12,468,864
--------------------------------------------------------------------------------------------------------------------------
         2,500,000       Puerto Rico Aqueduct & Sewer Authority(1)            6.125           07/01/2024         2,948,150
--------------------------------------------------------------------------------------------------------------------------
         8,355,000       Puerto Rico Children's Trust Fund (TASC)(1)          5.500           05/15/2039         8,354,332
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Children's Trust Fund (TASC)(1)          5.625           05/15/2043         2,999,790
--------------------------------------------------------------------------------------------------------------------------
        26,000,000       Puerto Rico Children's Trust Fund (TASC)             7.031(4)        05/15/2055           743,860
--------------------------------------------------------------------------------------------------------------------------
           950,000       Puerto Rico Commonwealth GO(1)                       5.250           07/01/2032           963,585
--------------------------------------------------------------------------------------------------------------------------
         3,300,000       Puerto Rico Commonwealth GO(1)                       5.375           07/01/2030         3,432,990
--------------------------------------------------------------------------------------------------------------------------
         8,350,000       Puerto Rico Commonwealth GO(1)                       5.750           07/01/2036         8,827,453
--------------------------------------------------------------------------------------------------------------------------
         3,205,000       Puerto Rico Commonwealth GO(1)                       5.750           07/01/2041         3,382,717
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Commonwealth GO(1)                       6.000           07/01/2029         5,421,150
--------------------------------------------------------------------------------------------------------------------------
         1,300,000       Puerto Rico Commonwealth GO(1)                       6.500           07/01/2037         1,461,538
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Electric Power Authority, Series         5.250           07/01/2028         3,151,170
                         AAA(1)
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Electric Power Authority, Series         5.250           07/01/2030         5,186,150
                         AAA(1)
--------------------------------------------------------------------------------------------------------------------------
         4,500,000       Puerto Rico Electric Power Authority, Series         5.250           07/01/2026         4,820,400
                         ZZ(1)
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Highway & Transportation                 5.250           07/01/2038         3,062,220
                         Authority, Series L(1)
--------------------------------------------------------------------------------------------------------------------------
           575,000       Puerto Rico Infrastructure(1)                        5.000           07/01/2027           588,087
--------------------------------------------------------------------------------------------------------------------------
         4,750,000       Puerto Rico Infrastructure(1)                        5.000           07/01/2037         4,776,600
--------------------------------------------------------------------------------------------------------------------------
         6,610,000       Puerto Rico Infrastructure(1)                        5.000           07/01/2041         6,625,864
--------------------------------------------------------------------------------------------------------------------------
         7,000,000       Puerto Rico Infrastructure(1)                        5.000           07/01/2046         7,008,400
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Infrastructure                           7.000(4)        07/01/2032         1,529,750
--------------------------------------------------------------------------------------------------------------------------
         2,000,000       Puerto Rico Infrastructure                           7.000(4)        07/01/2033           569,700
--------------------------------------------------------------------------------------------------------------------------
           975,000       Puerto Rico Infrastructure                           7.000(4)        07/01/2035           240,845
--------------------------------------------------------------------------------------------------------------------------
         3,000,000       Puerto Rico Infrastructure                           7.050(4)        07/01/2042           471,720
--------------------------------------------------------------------------------------------------------------------------
           400,000       Puerto Rico Infrastructure (Mepsi Campus)            6.500           10/01/2037           410,224
--------------------------------------------------------------------------------------------------------------------------
           930,000       Puerto Rico ITEMECF (Ana G. Mendez                   5.000           03/01/2036           872,098
                         University)(1)
--------------------------------------------------------------------------------------------------------------------------
            80,000       Puerto Rico ITEMECF (Ana G. Mendez                   5.375           02/01/2019            80,058
                         University)(1)
--------------------------------------------------------------------------------------------------------------------------
           555,000       Puerto Rico ITEMECF (Ana G. Mendez                   5.375           02/01/2029           554,645
                         University)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,710,000       Puerto Rico ITEMECF (Cogeneration                    6.625           06/01/2026         1,709,932
                         Facilities)(1)
--------------------------------------------------------------------------------------------------------------------------
           205,000       Puerto Rico ITEMECF (Dr. Pila Hospital)(1)           6.250           08/01/2032           205,260
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico ITEMECF (Polytechnic                     5.000           08/01/2032           972,620
                         University)(1)

7 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     Principal
      Amount                                                                  Coupon           Maturity         Value
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
 $       2,980,000       Puerto Rico Port Authority (American                 6.300%          06/01/2023    $    1,598,442
                         Airlines), Series A(2)
--------------------------------------------------------------------------------------------------------------------------
           305,000       Puerto Rico Public Buildings Authority(1)            5.250           07/01/2033           308,620
--------------------------------------------------------------------------------------------------------------------------
         1,000,000       Puerto Rico Public Buildings Authority(1)            5.625           07/01/2039         1,043,000
--------------------------------------------------------------------------------------------------------------------------
           500,000       Puerto Rico Public Buildings Authority(1)            6.750           07/01/2036           584,425
--------------------------------------------------------------------------------------------------------------------------
           200,000       Puerto Rico Public Buildings Authority(1)            7.000           07/01/2025           217,388
--------------------------------------------------------------------------------------------------------------------------
         1,530,000       Puerto Rico Public Buildings Authority,              5.250           07/01/2036         1,530,780
                         Series D(1)
--------------------------------------------------------------------------------------------------------------------------
         5,000,000       Puerto Rico Public Finance Corp., Series B(1)        5.500           08/01/2031         5,322,050
--------------------------------------------------------------------------------------------------------------------------
        11,500,000       Puerto Rico Sales Tax Financing Corp., Series        5.250           08/01/2057        12,139,630
                         A(6)
--------------------------------------------------------------------------------------------------------------------------
         3,500,000       Puerto Rico Sales Tax Financing Corp., Series        6.500           08/01/2044         4,109,630
                         A(1)
--------------------------------------------------------------------------------------------------------------------------
         5,235,000       Puerto Rico Sales Tax Financing Corp., Series        6.000           08/01/2026         5,934,605
                         B(1)
--------------------------------------------------------------------------------------------------------------------------
        14,000,000       Puerto Rico Sales Tax Financing Corp., Series        5.750           08/01/2057        15,591,660
                         C(6)
--------------------------------------------------------------------------------------------------------------------------
           150,000       University of V.I., Series A                         5.250           12/01/2023           167,946
--------------------------------------------------------------------------------------------------------------------------
            30,000       V.I. HFA, Series A                                   6.500           03/01/2025            30,018
--------------------------------------------------------------------------------------------------------------------------
           500,000       V.I. Public Finance Authority (Matching Fund         5.250           10/01/2029           526,200
                         Loan Note)(1)
--------------------------------------------------------------------------------------------------------------------------
         1,385,000       V.I. Public Finance Authority, Series A(1)           6.375           10/01/2019         1,389,598
--------------------------------------------------------------------------------------------------------------------------
         1,100,000       V.I. Tobacco Settlement Financing Corp.              6.500(4)        05/15/2035           134,849
--------------------------------------------------------------------------------------------------------------------------
         2,050,000       V.I. Tobacco Settlement Financing Corp.              6.875(4)        05/15/2035           235,258
--------------------------------------------------------------------------------------------------------------------------
         3,100,000       V.I. Tobacco Settlement Financing Corp.              7.625(4)        05/15/2035           286,316
                                                                                                          ----------------
                                                                                                               168,182,742
                                                                                                          ----------------
Total Municipal Bonds and Notes (Cost $664,215,661)                                                            659,024,900

             Shares
--------------------------------------------------------------------------------------------------------------------------
Common Stocks--0.0%
              444    Converted Organics, Inc.(7,8) (Cost $1,205,000)                                                     6
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks--0.0%
            3,795    Converted Organics, Inc., Series A (7,8) (Cost $3,795,000)                                         10
--------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $669,215,661)-105.9%                                                         659,024,916
--------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(5.9)                                                                    (36,520,556)
                                                                                                         -----------------
Net Assets-100.0%                                                                                        $     622,504,360
                                                                                                         =================

----------------
Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

4.  Zero coupon bond reflects effective yield on the date of purchase.

5. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

7.  Received as a result of a corporate action.

8.  Non-income producing security.

8 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

AHS              Adventist Health System
CMHS             Clara Maass Health System
CMMC             Clara Maass Medical Center
COP              Certificates of Participation
DRIVERS          Derivative Inverse Tax Exempt Receipts
EDA              Economic Devel. Authority
GO               General Obligation
HDC              Housing Devel. Corp.
HFA              Housing Finance Agency
HFC              Housing Finance Corp.
IPCFA            Industrial Pollution Control Financing Authority
ITEMECF          Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK              John Fitzgerald Kennedy
KMH              Kennedy Memorial Hospital
KSC              Kennedy Surgical Center
NY/NJ            New York/New Jersey
PA/NJ            Pennsylvania/New Jersey
ROLs             Residual Option Longs
TASC             Tobacco Settlement Asset-Backed Bonds
THGS             The House of the Good Shepard
THGSF            The House of the Good Shepard Foundation
UMC              University Medical Center
V.I.             United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                     WHEN-ISSUED OR DELAYED DELIVERY
                                     BASIS TRANSACTIONS
------------------------------------ ---------------------------------
Purchased securities                 $5,718,494

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then

9 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender

10 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $20,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $72,073,690 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $39,115,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

PRINCIPAL                                                                         COUPON         MATURITY
AMOUNT           INVERSE FLOATER(1)                                              RATE (2)            DATE               VALUE
---------------  -------------------------------------------------------------  -----------  -------------   -----------------
    $ 2,445,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS         8.348 %        10/1/27         $ 2,550,526
      1,300,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS         9.869           4/1/30           1,425,424
      2,250,000  NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) DRIVERS         9.099          10/1/37           2,355,120
      2,500,000  NJ Hsg. & Mtg. Finance Agency ROLs(3)                             18.187          10/1/22           2,899,400
      2,625,000  Port Authority NY/NJ, 3205th Series                               17.307          10/1/30           3,465,630
      5,000,000  Puerto Rico Aqueduct & Sewer Authority ROLs                        9.251           7/1/47           5,281,300
      5,750,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                      9.655           8/1/57           6,389,630
      7,000,000  Puerto Rico Sales Tax Financing Corp. ROLs(3)                     10.802           8/1/57           8,591,660
                                                                                                              -----------------
                                                                                                                  $ 32,958,690
                                                                                                              =================

11 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

---------------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/ reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $39,115,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                                          $ 9,356,602
Market Value                                  $ 3,354,740
Market Value as a % of Net Assets                    0.54%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager,

12 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                     STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
-----------------------------------------------------------------------------------------------------
Corporate debt, government debt,  Reported trade data, broker-dealer price
municipal, mortgage-backed and    quotations, benchmark yields, issuer spreads on
asset-backed securities           comparable securities, the credit quality,
                                  yield, maturity, and other appropriate factors.

Loans                             Information obtained from market participants regarding
                                  reported trade data and broker-dealer price
                                  quotations.

Event-linked bonds                Information obtained from market
                                  participants regarding reported trade data and
                                  broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the

13 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
   2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
   3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                                     LEVEL 3--
                                              LEVEL 1--          LEVEL 2--         SIGNIFICANT
                                             UNADJUSTED  OTHER SIGNIFICANT        UNOBSERVABLE
                                          QUOTED PRICES  OBSERVABLE INPUTS              INPUTS              VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New Jersey                       $                -- $      465,569,113 $                71     $  465,569,184
   New York                                          --         23,664,823                  --         23,664,823
   Pennsylvania                                      --          1,608,151                  --          1,608,151
   U.S. Possessions                                  --        168,182,742                  --        168,182,742
Common Stocks                                         6                 --                  --                  6
Preferred Stocks                                     --                 --                  10                 10
                                    -----------------------------------------------------------------------------
Total Assets                         $                6 $      659,024,829 $                81     $  659,024,916
                                    -----------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $     630,124,953(1)
                                              ====================

Gross unrealized appreciation                 $      34,659,085
Gross unrealized depreciation                       (45,626,563)
                                              --------------------
Net unrealized depreciation                   $     (10,967,478)
                                              ====================

---------------
1. The Federal tax cost of securities does not include cost of $39,867,441, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

14 | Oppenheimer New Jersey Municipal Fund

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
MUNICIPAL BONDS AND NOTES--115.9%

PENNSYLVANIA--87.5%
 $     24,750,000    Allegheny County, PA GO(1)                           0.916%(2)    11/01/2026    $   20,535,570
          130,000    Allegheny County, PA HDA (Catholic Health
                      East)(1)                                            5.375        11/15/2022           131,426
           75,000    Allegheny County, PA HDA (Catholic Health
                      East)(1)                                            5.500        11/15/2032            75,610
           80,000    Allegheny County, PA HDA (Jefferson Regional
                      Medical Center)(1)                                  5.125        05/01/2025            79,999
           25,000    Allegheny County, PA HDA (Jefferson Regional
                      Medical Center)(1)                                  5.125        05/01/2029            24,665
        3,150,000    Allegheny County, PA HDA (Ohio Valley General
                      Hospital)(1)                                        5.125        04/01/2035         2,704,118
           35,000    Allegheny County, PA HDA (UPMC Health
                      System)(1)                                          5.375        08/15/2029            39,082
        1,310,000    Allegheny County, PA HEBA (Carlow
                      University)(1)                                      6.000        11/01/2021         1,413,267
        1,125,000    Allegheny County, PA HEBA (Carlow
                      University)(1)                                      6.750        11/01/2031         1,220,636
        8,000,000    Allegheny County, PA HEBA (Chatham College)(1)       5.750        11/15/2035         8,236,640
        1,000,000    Allegheny County, PA HEBA (Chatham
                      University)(1)                                      5.000        09/01/2035         1,019,760
        2,250,000    Allegheny County, PA HEBA (Robert Morris
                      University)(1)                                      5.500        10/15/2030         2,373,593
        3,650,000    Allegheny County, PA HEBA (Robert Morris
                      University)(1)                                      5.750        10/15/2040         3,848,414
        2,500,000    Allegheny County, PA HEBA (Robert Morris
                      University)(1)                                      5.900        10/15/2028         2,632,675
           15,000    Allegheny County, PA HEBA (Robert Morris
                      University)(1)                                      6.000        05/01/2028            16,762
        2,000,000    Allegheny County, PA HEBA (Robert Morris
                      University)(1)                                      6.000        10/15/2038         2,084,540
        3,095,000    Allegheny County, PA HEBA (Waynesburg
                      College)(1)                                         4.800        05/01/2036         3,077,544
           10,000    Allegheny County, PA IDA (ARC Allegheny
                      Foundation)(1)                                      5.000        12/01/2028             7,634
        1,200,000    Allegheny County, PA IDA (Propel Charter
                      School-East)(1)                                     6.375        08/15/2035         1,232,472
        1,000,000    Allegheny County, PA IDA (Propel Charter
                      School-Montour)(1)                                  6.750        08/15/2035         1,054,750
        1,000,000    Allegheny County, PA IDA (RR/RRSW/RRDC
                      Obligated Group)(1)                                 5.000        09/01/2021         1,008,850
        1,225,000    Allegheny County, PA IDA (RR/RRSW/RRDC
                      Obligated Group)(1)                                 5.100        09/01/2026         1,192,133
        1,245,000    Allegheny County, PA IDA (RR/RRSW/RRDC
                      Obligated Group)(1)                                 5.125        09/01/2031         1,174,197
          465,000    Allegheny County, PA IDA (School Facility
                      Devel.)(1)                                          5.900        08/15/2026           478,452
        1,510,000    Allegheny County, PA Redevel. Authority
                      (Pittsburgh Mills)(1)                               5.100        07/01/2014         1,561,702
       23,750,000    Allegheny County, PA Redevel. Authority
                      (Pittsburgh Mills)(1)                               5.600        07/01/2023        23,844,288
          245,000    Allegheny County, PA Redevel. Authority
                      (Robinson Mall)(1)                                  6.875        11/01/2017           243,951
           70,000    Allegheny County, PA Redevel. Authority
                      (Robinson Mall)(1)                                  7.000        11/01/2017            69,990

1 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $      1,720,000    Allegheny County, PA Residential Finance
                      Authority (Broadview Manor Apartments)(1)           5.950%       01/20/2043    $    1,793,805
        1,335,000    Allegheny County, PA Residential Finance
                      Authority (Independence House Apartments)(1)        6.100        01/20/2043         1,404,861
        1,720,000    Allegheny County, PA Residential Finance
                      Authority (Versailles Apartments)(1)                6.160        01/20/2043         1,816,475
       13,000,000    Berks County, PA Municipal Authority (Reading
                      Hospital & Medical Center)(3)                       5.500        11/01/2031        14,762,280
        1,750,000    Bethlehem, PA GO(1)                                  6.500        12/01/2032         2,041,988
           40,000    Blair County, PA IDA (The Village at Penn
                      State Retirement Community)(4)                      6.400        01/01/2012            25,990
        4,140,000    Blair County, PA IDA (The Village at Penn
                      State Retirement Community)(4)                      6.900        01/01/2022         2,689,924
        7,135,000    Blair County, PA IDA (The Village at Penn
                      State Retirement Community)(4)                      7.000        01/01/2034         4,635,895
           50,000    Blair County, PA IDA (The Village at Penn
                      State Retirement Community)(4)                     10.000        01/01/2012                 1
        1,180,000    Bonneauville Borough, PA Municipal Authority(1)      5.250        06/01/2037         1,213,087
        2,000,000    Bonneauville Borough, PA Municipal Authority(1)      5.300        06/01/2043         2,048,700
        1,000,000    Bucks County, PA IDA (Chandler Hall Health
                      Care Facility)(1)                                   6.200        05/01/2019         1,000,080
           10,000    Bucks County, PA IDA (Chandler Hall Health
                      Care Facility)(1)                                   6.300        05/01/2029             9,630
        1,000,000    Bucks County, PA IDA (Lutheran Community
                      Telford Center)(1)                                  5.750        01/01/2027           990,630
        2,000,000    Butler County, PA Hospital Authority (Butler
                      Health System)(1)                                   7.250        07/01/2039         2,334,340
          480,000    Butler County, PA IDA (Greenview Gardens
                      Apartments)(1)                                      6.000        07/01/2023           487,963
          880,000    Butler County, PA IDA (Greenview Gardens
                      Apartments)(1)                                      6.250        07/01/2033           886,424
          100,000    Cambridge, PA Area Joint Authority(1)                5.250        12/01/2021           100,153
        2,865,000    Cambridge, PA Area Joint Authority(1)                6.000        12/01/2037         3,148,177
           30,000    Carbondale, PA Hsg. Corp.(1)                         8.125        05/01/2019            30,059
        1,000,000    Centre County, PA Hospital Authority (Mt.
                      Nittany Medical Center)(1)                          6.250        11/15/2041         1,128,310
        3,995,000    Centre County, PA Hospital Authority (Mt.
                      Nittany Medical Center)(1)                          6.250        11/15/2044         4,198,745
        2,000,000    Centre County, PA Hospital Authority (Mt.
                      Nittany Medical Center)(1)                          7.000        11/15/2046         2,357,640
            5,000    Chester County, PA H&EFA (Chester County
                      Hospital)(1)                                        5.875        07/01/2016             5,020
        2,330,000    Chester County, PA H&EFA (Chester County
                      Hospital)(1)                                        6.750        07/01/2021         2,333,961
        8,750,000    Chester County, PA H&EFA (Chester County
                      Hospital)(1)                                        6.750        07/01/2031         8,756,213
       23,915,000    Chester County, PA IDA (Aqua Pennsylvania)(3)        5.000        02/01/2041        24,965,727

2 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $      1,100,000    Chester County, PA IDA (Collegium Charter
                      School)(1)                                          5.000%       04/15/2022    $    1,048,498
        7,595,000    Chester County, PA IDA (Collegium Charter
                      School)(1)                                          5.500        04/15/2031         6,982,919
        3,450,000    Cumberland County, PA Municipal Authority
                      (Asbury Atlantic)(1)                                6.000        01/01/2040         3,506,822
        1,000,000    Cumberland County, PA Municipal Authority
                      (Diakon Lutheran Ministries)(1)                     5.000        01/01/2027         1,018,680
        3,000,000    Cumberland County, PA Municipal Authority
                      (Diakon Lutheran Social Ministries)(1)              6.250        01/01/2024         3,321,210
        1,000,000    Cumberland County, PA Municipal Authority
                      (Presbyterian Homes)(1)                             5.000        12/01/2020         1,039,500
          950,000    Cumberland County, PA Municipal Authority
                      (Presbyterian Homes)(1)                             5.000        12/01/2021           981,702
        6,605,000    Delaware County, PA Authority (Cabrini
                      College)(1)                                         5.500        07/01/2024         6,667,748
        2,500,000    Delaware County, PA Authority (CCMC/CKHS/DCMH
                      Obligated Group)(1)                                 5.000        12/15/2026         2,469,225
        5,900,000    Delaware County, PA Authority (CCMC/CKHS/DCMH
                      Obligated Group)(1)                                 5.000        12/15/2031         5,575,264
          120,000    Delaware County, PA Authority
                      (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)(1)     5.375        11/15/2023           121,913
        1,160,000    Delaware County, PA Authority (Neumann
                      College)(1)                                         6.000        10/01/2025         1,266,152
          280,000    Delaware County, PA Authority (Neumann
                      College)(1)                                         6.000        10/01/2030           299,636
        1,000,000    Delaware County, PA Authority (Neumann
                      College)(1)                                         6.125        10/01/2034         1,066,160
        1,350,000    Delaware County, PA Authority (Neumann
                      College)(1)                                         6.250        10/01/2038         1,473,539
        1,150,000    Delaware County, PA Authority (Neumann
                      University)(1)                                      5.000        10/01/2025         1,220,921
        1,250,000    Delaware County, PA Authority (Neumann
                      University)(1)                                      5.250        10/01/2031         1,330,825
       18,705,000    Delaware County, PA IDA (Aqua Pennsylvania)(3)       5.000        11/01/2038        19,350,840
        4,380,000    Delaware County, PA IDA (Naamans Creek)(1)           7.000        12/01/2036         4,454,066
           65,000    Delaware County, PA IDA (Philadelphia Suburban
                      Water Company)(1)                                   5.350        10/01/2031            65,399
           85,000    Delaware River Port Authority PA/NJ(1)               5.000        01/01/2026            85,072
        2,605,000    Delaware River Port Authority PA/NJ(1)               5.625        01/01/2026         2,610,184
        3,950,000    Delaware River Port Authority PA/NJ(1)               5.700        01/01/2022         3,959,875
           25,000    Derry Township, PA Municipal Authority(1)            5.100        12/01/2020            25,058
        4,000,000    Erie County, PA Hospital Authority (St.
                      Vincent's Health)(1)                                7.000        07/01/2027         4,171,000
        1,000,000    Erie, PA Higher Education Building Authority
                      (Gannon University)(1)                              5.375        05/01/2030         1,072,490
        2,565,000    Erie, PA Higher Education Building Authority
                      (Gannon University)(1)                              5.500        05/01/2040         2,751,450

3 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $      3,000,000    Erie, PA Higher Education Building Authority
                      (Mercyhurst College)(1)                             5.500%       03/15/2038    $    3,165,360
        1,680,000    Erie-Western PA Port Authority(1)                    5.125        06/15/2016         1,858,517
        4,750,000    Fayette County, PA Redevel. Authority (Fayette
                      Crossing)(1)                                        7.000        09/01/2019         4,987,833
          165,000    Harrisburg, PA GO                                    9.510(5)     09/15/2012           160,824
          125,000    Harrisburg, PA GO                                    9.600(5)     09/15/2013           113,528
           10,000    Harrisburg, PA GO                                    9.600(5)     09/15/2015             7,844
           40,000    Harrisburg, PA GO                                    9.600(5)     03/15/2016            30,156
          225,000    Harrisburg, PA GO                                    9.601(5)     03/15/2013           211,631
          210,000    Harrisburg, PA GO                                    9.601(5)     03/15/2015           170,764
           50,000    Harrisburg, PA GO                                    9.614(5)     09/15/2016            36,346
           25,000    Harrisburg, PA GO                                    9.624(5)     03/15/2014            21,885
           70,000    Harrisburg, PA GO                                    9.727(5)     09/15/2015            54,910
          150,000    Harrisburg, PA GO                                   10.084(5)     03/15/2015           121,974
          115,000    Harrisburg, PA GO                                   10.366(5)     03/15/2013           108,167
           50,000    Harrisburg, PA GO                                   11.012(5)     09/15/2013            45,411
        2,205,000    Harrisburg, PA Water System(1)                       5.000        07/15/2018         2,210,998
        5,055,000    Harrisburg, PA Water System(1)                       5.000        07/15/2020         5,071,884
          335,000    Harrisburg, PA Water System(1)                       5.000        07/15/2023           335,302
        6,870,000    Horsham, PA Industrial and Commercial Devel.
                      Authority (Pennsylvania LTC)(1)                     6.000        12/01/2037         6,039,829
          140,000    Indiana County, PA IDA Pollution Control (PSEG
                      Power LLC)(1)                                       5.850        06/01/2027           141,519
        2,100,000    Lackawanna County, PA GO(1)                          6.000        09/15/2032         2,350,908
           25,000    Lancaster County, PA Hospital Authority (St.
                      Anne's Home for the Aged)(1)                        6.500        04/01/2015            25,038
           90,000    Latrobe, PA IDA (St. Vincent College)(1)             5.700        05/01/2031            90,527
       13,260,000    Lawrence County, PA IDA (Shenango Presbyterian
                      Center)(1)                                          5.625        11/15/2037        11,636,843
        1,020,000    Lehigh County, PA GPA (Bible Fellowship Church
                      Home)(1)                                            6.000        12/15/2023         1,016,542
        1,060,000    Lehigh County, PA GPA (Bible Fellowship Church
                      Home)(1)                                            7.625        11/01/2021         1,082,483
          750,000    Lehigh County, PA GPA (Bible Fellowship Church
                      Home)(1)                                            7.750        11/01/2033           763,163
          410,000    Lehigh County, PA GPA (Desales University)(1)        5.125        12/15/2023           422,603
          445,000    Lehigh County, PA GPA (Kidspeace Obligated
                      Group)                                              5.800        11/01/2012           280,306
        8,190,000    Lehigh County, PA GPA (Kidspeace Obligated
                      Group)                                              6.000        11/01/2018         3,930,381
        2,000,000    Lehigh County, PA GPA (Kidspeace Obligated
                      Group)                                              6.000        11/01/2018           959,800
        1,100,000    Lehigh County, PA GPA (Kidspeace Obligated
                      Group)                                              6.000        11/01/2023           527,890
        3,600,000    Lehigh County, PA GPA (Kidspeace Obligated
                      Group)                                              6.000        11/01/2023         1,727,640

4 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $      4,700,000    Lehigh Northampton, PA Airport Authority(1)          6.000%       05/15/2030    $    4,701,974
           10,000    Luzerne County, PA Flood Protection
                      Authority(1)                                        5.000        01/15/2023            10,007
        5,000,000    Luzerne County, PA IDA(1)                            7.750        12/15/2027         5,149,150
          105,000    Luzerne County, PA IDA (Pennsylvania-American
                      Water Company)                                      5.100        09/01/2034           106,341
       22,500,000    Luzerne County, PA IDA (Pennsylvania-American
                      Water)(3)                                           5.100        09/01/2034        22,967,550
           10,000    Luzerne County, PA IDA (Pennsylvania-American
                      Water)(1)                                           5.100        09/01/2034            10,208
        1,500,000    Lycoming County, PA Authority (Pennsylvania
                      College of Technology)(1)                           5.250        05/01/2032         1,503,660
        2,730,000    McKean County, PA Hospital Authority (Bradford
                      Hospital)(1)                                        5.000        10/01/2020         2,289,323
        2,900,000    McKean County, PA Hospital Authority (Bradford
                      Hospital)(1)                                        5.250        10/01/2030         2,069,208
       11,060,000    Mifflin County, PA Hospital Authority
                      (Lewiston Hospital/Lewiston Healthcare
                      Foundation Obligated Group)(1)                      5.125        07/01/2030        11,104,019
          595,000    Millcreek, PA Richland Joint Authority(1)            5.250        08/01/2022           642,755
          855,000    Millcreek, PA Richland Joint Authority(1)            5.375        08/01/2027           889,593
        1,000,000    Millcreek, PA Richland Joint Authority(1)            5.500        08/01/2037         1,026,940
        1,390,000    Millcreek, PA Richland Joint Authority(1)            5.500        08/01/2037         1,449,006
           10,000    Montgomery County, PA HEHA (Abington Memorial
                      Hospital)(1)                                        5.000        06/01/2028            10,013
           20,000    Montgomery County, PA HEHA (Abington Memorial
                      Hospital)(1)                                        5.125        06/01/2027            20,076
           20,000    Montgomery County, PA HEHA (Abington Memorial
                      Hospital)(1)                                        5.125        06/01/2032            20,226
          200,000    Montgomery County, PA HEHA (Holy Redeemer
                      Health System)(1)                                   5.250        10/01/2023           200,052
           50,000    Montgomery County, PA HEHA (Holy Redeemer
                      Health System)(1)                                   5.250        10/01/2027            50,007
           80,000    Montgomery County, PA HEHA (Holy Redeemer
                      Physician & Ambulatory Services)(1)                 5.250        10/01/2023            80,021
       21,000,000    Montgomery County, PA IDA(3)                         5.375        08/01/2038        23,050,020
        1,500,000    Montgomery County, PA IDA(1)                         5.375        08/01/2038         1,646,430
          880,000    Montgomery County, PA IDA (ACTS Retirement
                      Life Community)(1)                                  5.250        11/15/2028           880,414
          270,000    Montgomery County, PA IDA
                      (Pennsylvania-American Water Company)(1)            5.050        06/01/2029           270,162
        3,840,000    Montgomery County, PA IDA (Wordsworth
                      Academy)(1)                                         8.000        09/01/2024         3,845,606
        3,000,000    Northampton County, PA General Purpose
                      Authority (Moravian College)(1)                     5.000        07/01/2027         3,358,950
        4,860,000    Northampton County, PA General Purpose
                      Authority (Moravian College)(1)                     5.000        07/01/2031         5,315,674
           20,000    Northampton County, PA IDA (Moravian Hall
                      Square)(1)                                          5.550        07/01/2014            20,057

5 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $         40,000    Northampton County, PA IDA (Moravian Hall
                      Square)(1)                                          5.700%       07/01/2020    $       40,056
        1,205,000    Northumberland County, PA IDA (NHS Youth
                      Services)(1)                                        5.500        02/15/2033           664,654
        1,660,000    Northumberland County, PA IDA (NHS Youth
                      Services)(1)                                        7.500        02/15/2029           915,009
        3,520,000    Northumberland County, PA IDA (NHS Youth
                      Services)(1)                                        7.750        02/15/2029         1,940,154
       16,000,000    PA Commonwealth Financing Authority(3)               5.000        06/01/2032        17,612,000
        1,550,000    PA Commonwealth Financing Authority(1)               5.000        06/01/2032         1,706,163
       11,400,000    PA EDFA (30th Street Garage)(1)                      5.875        06/01/2033        11,569,860
       10,000,000    PA EDFA (Albert Einstein Healthcare)(1)              6.250        10/15/2023        11,264,000
       39,737,908    PA EDFA (Bionol Clearfield)(4)                       8.500        07/15/2015         3,973,791
          885,000    PA EDFA (DGABC/DGABF/DGABEI Obligated Group)(1)      5.625        12/01/2015           886,920
          590,000    PA EDFA (Fayette Thermal)(1)                         5.250        12/01/2016           543,184
           35,000    PA EDFA (Fayette Thermal)(1)                         5.500        12/01/2021            32,204
        3,000,000    PA EDFA (Forum)(1)                                   5.000        03/01/2029         3,286,560
       12,500,000    PA EDFA (Forum)(1)                                   5.000        03/01/2034        13,597,750
       14,700,000    PA EDFA (National Gypsum Company)(1)                 6.125        11/01/2027        13,225,590
        5,000,000    PA EDFA (National Gypsum Company)(1)                 6.250        11/01/2027         4,556,300
        1,800,000    PA EDFA (Northampton Generating)(4)                  6.500        01/01/2013         1,134,360
       21,800,000    PA EDFA (Northampton Generating)(4)                  6.600        01/01/2019        13,803,542
          500,000    PA EDFA (Northampton Generating)(4)                  6.875        01/01/2011           100,000
       12,000,000    PA EDFA (Northampton Generating)(4)                  6.950        01/01/2021         2,403,000
          120,000    PA EDFA (Northwestern Human Services)(1)             5.125        06/01/2018           118,516
        3,000,000    PA EDFA (Northwestern Human Services)(1)             5.250        06/01/2028         2,670,270
        3,000,000    PA EDFA (Philadelphia Biosolids Facility)(1)         6.250        01/01/2032         3,288,210
        3,000,000    PA EDFA (US Airways Group)                           8.000        05/01/2029         3,270,330
           50,000    PA EDFA (York Water Company)(1)                      6.000        11/01/2038            51,213
       30,000,000    PA Geisinger Authority Health System, Series
                      A(3)                                                5.250        06/01/2039        32,805,900
        3,185,000    PA HEFA (Allegheny Delaware Valley Obligated
                      Group)(1)                                           5.875        11/15/2021         3,185,032
        1,025,000    PA HEFA (Assoc. of Independent Colleges &
                      Universities)(1)                                    5.125        05/01/2032         1,048,114
          100,000    PA HEFA (California University of Pennsylvania
                      Student Assoc.)(1)                                  5.000        07/01/2028            86,105
          230,000    PA HEFA (California University of Pennsylvania
                      Student Assoc.)(1)                                  6.750        09/01/2020           231,826
          115,000    PA HEFA (California University of Pennsylvania
                      Student Assoc.)(1)                                  6.750        09/01/2032           115,612
           55,000    PA HEFA (California University of Pennsylvania
                      Student Assoc.)(1)                                  6.800        09/01/2025            55,337
          875,000    PA HEFA (College of Science & Agriculture)           5.350        04/15/2028           875,079
        1,460,000    PA HEFA (Delaware Valley College of Science &
                      Agriculture)(1)                                     5.650        04/15/2025         1,471,227

6 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $        220,000    PA HEFA (Delaware Valley College of Science &
                      Agriculture)(1)                                     5.750%       04/15/2034    $      222,198
        3,210,000    PA HEFA (Delaware Valley College of Science &
                      Agriculture)(1)                                     5.800        04/15/2030         3,236,418
        3,385,000    PA HEFA (Delaware Valley College of Science &
                      Agriculture)(1)                                     5.800        04/15/2033         3,404,125
        6,285,000    PA HEFA (Edinboro University Foundation)(1)          5.750        07/01/2028         6,637,840
        3,000,000    PA HEFA (Edinboro University Foundation)(1)          5.800        07/01/2030         3,206,820
        9,000,000    PA HEFA (Edinboro University Foundation)(1)          5.875        07/01/2038         9,417,780
        8,225,000    PA HEFA (Edinboro University Foundation)(1)          6.000        07/01/2042         8,660,843
        3,500,000    PA HEFA (Edinboro University Foundation)(1)          6.000        07/01/2043         3,734,535
        4,000,000    PA HEFA (Elizabethtown College)(1)                   5.000        12/15/2027         4,125,960
          130,000    PA HEFA (Frontier II)(1)                             5.125        04/01/2033           125,388
          750,000    PA HEFA (Indiana University Foundation)(1)           5.000        07/01/2041           765,848
        2,000,000    PA HEFA (La Salle University)(1)                     5.000        05/01/2037         2,061,540
           50,000    PA HEFA (La Salle University)(1)                     5.500        05/01/2034            51,019
        1,490,000    PA HEFA (Marywood University)(1)                     5.125        06/01/2029         1,515,285
           60,000    PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875        11/15/2016            60,022
       30,085,000    PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875        11/15/2016        30,096,131
        9,785,000    PA HEFA (MCP/HUHS/AUS Obligated Group)(1)            5.875        11/15/2021         9,785,098
          250,000    PA HEFA (Philadelphia University)(1)                 5.000        06/01/2035           250,998
        3,000,000    PA HEFA (Philadelphia University)(1)                 5.125        06/01/2025         3,045,780
        2,000,000    PA HEFA (Philadelphia University)(1)                 5.250        06/01/2032         2,016,000
        2,005,000    PA HEFA (Philadelphia University)(1)                 5.500        06/01/2020         2,138,272
        3,000,000    PA HEFA (Shippensburg University)(1)                 6.000        10/01/2031         3,197,520
        7,000,000    PA HEFA (Shippensburg University)(1)                 6.250        10/01/2043         7,466,340
          105,000    PA HEFA (St. Francis University)(1)                  5.750        11/01/2023           106,247
        1,750,000    PA HEFA (St. Francis University)(1)                  6.000        11/01/2031         1,855,280
        3,925,000    PA HEFA (St. Francis University)(1)                  6.250        11/01/2018         4,028,345
        2,250,000    PA HEFA (St. Francis University)(1)                  6.250        11/01/2041         2,390,715
        3,000,000    PA HEFA (State System Higher Education)(1)           5.000        06/15/2030         3,474,450
        4,615,000    PA HEFA (University of Pennsylvania Health
                      System)(1)                                          5.750        08/15/2041         5,292,251
           60,000    PA HEFA (University of the Arts)(1)                  5.500        03/15/2020            60,045
        3,000,000    PA HEFA (University of the Arts)(1)                  5.625        03/15/2025         3,000,870
        1,645,000    PA HEFA (University of the Arts)(1)                  5.750        03/15/2030         1,645,115
          100,000    PA HEFA (UPMC Health System)(1)                      5.000        08/01/2029           100,111
          650,000    PA HEFA (Widener University)(1)                      5.000        07/15/2026           674,109
          100,000    PA HEFA (Widener University)(1)                      5.250        07/15/2024           103,689
           70,000    PA HEFA (Widener University)(1)                      5.400        07/15/2036            72,645
        6,820,000    PA HFA (Single Family Mtg.), Series 100A(3)          5.350        10/01/2033         8,524,126
       10,030,000    PA HFA (Single Family Mtg.), Series 74B(3)           5.150        10/01/2022        10,041,133
       17,180,000    PA HFA (Single Family Mtg.), Series 96A(3)           4.700        10/01/2037        17,355,848
        9,000,000    PA HFA (Single Family Mtg.), Series 99A(3)           5.250        10/01/2032         9,297,950

7 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
        8,160,000    PA HFA (Single Family Mtg.), Series 99A(3)           5.300%       10/01/2037    $    8,927,606
        1,000,000    PA IDA (Economic Devel.)(1)                          5.500        07/01/2016         1,018,130
        5,000,000    PA Public School Building Authority
                      (Harrisburg Area Community College)(1)              5.000        10/01/2031         5,213,550
        1,265,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2020         1,315,828
        1,400,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2023         1,430,282
        3,265,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2026         3,281,554
          900,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2027           904,500
        2,310,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2028         2,316,283
        1,470,000    PA Southcentral General Authority (Hanover
                      Hospital)(1)                                        5.000        12/01/2030         1,455,021
       24,615,000    PA Southcentral General Authority (Wellspan
                      Health Obligated Group)(3)                          6.000        06/01/2029        28,105,624
        4,000,000    PA Turnpike Commission(1)                            0.000(6)     12/01/2034         3,724,320
       15,775,000    PA Turnpike Commission(1)                            0.000(6)     12/01/2034        14,384,276
       10,000,000    PA Turnpike Commission(1)                            0.000(6)     12/01/2038         9,093,800
        2,095,000    PA Turnpike Commission(1)                            5.000        12/01/2030         2,344,452
        1,500,000    PA Turnpike Commission(1)                            5.000        12/01/2032         1,616,550
        2,350,000    PA Turnpike Commission(1)                            5.000        12/01/2042         2,484,655
        1,000,000    PA Turnpike Commission(1)                            5.000        12/01/2042         1,096,050
        8,110,000    PA Turnpike Commission(1)                            5.125        12/01/2040         8,600,817
       18,000,000    PA Turnpike Commission (Motor License)(3)            5.000        12/01/2040        19,589,940
        2,000,000    PA West Shore Area Hospital Authority (Holy
                      Spirit Hospital of the Sisters of Christian
                      Charity)(1)                                         5.625        01/01/2032         2,213,560
        7,625,000    PA West Shore Area Hospital Authority (Holy
                      Spirit Hospital of the Sisters of Christian
                      Charity)(1)                                         6.000        01/01/2028         8,840,806
        1,835,000    PA West Shore Area Hospital Authority (Holy
                      Spirit Hospital of the Sisters of Christian
                      Charity)(1)                                         6.500        01/01/2041         2,093,790
        5,000,000    Philadelphia, PA Airport, Series D(1)                5.250        06/15/2028         5,317,300
        5,935,000    Philadelphia, PA Authority for Industrial
                      Devel. (Aero Philadelphia)(1)                       5.500        01/01/2024         4,656,601
        3,870,000    Philadelphia, PA Authority for Industrial
                      Devel. (Air Cargo)(1)                               7.500        01/01/2025         3,858,467
        1,150,000    Philadelphia, PA Authority for Industrial
                      Devel. (Baptist Home of Philadelphia)               5.500        11/15/2018           666,977
          786,000    Philadelphia, PA Authority for Industrial
                      Devel. (Baptist Home of Philadelphia)               5.600        11/15/2028           275,084
          450,000    Philadelphia, PA Authority for Industrial
                      Devel. (Cathedral Village)(1)                       6.750        04/01/2023           460,206
        2,600,000    Philadelphia, PA Authority for Industrial
                      Devel. (Cathedral Village)(1)                       6.875        04/01/2034         2,649,400

8 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $        450,000    Philadelphia, PA Authority for Industrial
                      Devel. (Discovery Charter School)(1)                5.875%       04/01/2032    $      457,583
          500,000    Philadelphia, PA Authority for Industrial
                      Devel. (Discovery Charter School)(1)                6.250        04/01/2042           511,465
        2,505,000    Philadelphia, PA Authority for Industrial
                      Devel. (First Mtg.-CPAP)(1)                         6.125        04/01/2019         2,164,095
        1,000,000    Philadelphia, PA Authority for Industrial
                      Devel. (Global Leadership Academy)(1)               5.750        11/15/2030           994,330
          500,000    Philadelphia, PA Authority for Industrial
                      Devel. (Global Leadership Academy)(1)               6.375        11/15/2040           510,530
        2,040,000    Philadelphia, PA Authority for Industrial
                      Devel. (International Apartments Temple
                      University)(1)                                      5.375        06/15/2030         2,131,290
        4,000,000    Philadelphia, PA Authority for Industrial
                      Devel. (International Apartments Temple
                      University)(1)                                      5.625        06/15/2042         4,109,880
        2,115,000    Philadelphia, PA Authority for Industrial
                      Devel. (Marina Bracetti Academy)(1)                 7.150        12/15/2036         2,250,762
        1,000,000    Philadelphia, PA Authority for Industrial
                      Devel. (Marina Bracetti Academy)(1)                 7.625        12/15/2041         1,096,480
        1,500,000    Philadelphia, PA Authority for Industrial
                      Devel. (New Foundation Charter School)(1)           6.625        12/15/2041         1,537,440
        1,640,000    Philadelphia, PA Authority for Industrial
                      Devel. (Richard Allen Prep Charter School)(1)       6.250        05/01/2033         1,649,200
          810,000    Philadelphia, PA Authority for Industrial
                      Devel. (Stapeley Germantown)(1)                     5.000        01/01/2015           777,155
        1,580,000    Philadelphia, PA Authority for Industrial
                      Devel. (Stapeley Germantown)(1)                     5.125        01/01/2021         1,323,250
        2,105,000    Philadelphia, PA Authority for Industrial
                      Devel. Senior Living (Arbor House)(1)               6.100        07/01/2033         2,132,554
          710,000    Philadelphia, PA Authority for Industrial
                      Devel. Senior Living (GIH/PPAM)(1)                  5.125        07/01/2016           727,878
        1,860,000    Philadelphia, PA Authority for Industrial
                      Devel. Senior Living (Miriam and Robert M.
                      Rieder House)(1)                                    6.100        07/01/2033         1,884,347
        3,000,000    Philadelphia, PA Authority for Industrial
                      Devel. Senior Living (Presbyterian Homes
                      Germantown)(1)                                      5.625        07/01/2035         2,888,910
        1,745,000    Philadelphia, PA Authority for Industrial
                      Devel. Senior Living (Robert Saligman House)(1)     6.100        07/01/2033         1,767,842
        4,000,000    Philadelphia, PA GO(1)                               6.000        08/01/2036         4,613,520
        6,260,000    Philadelphia, PA GO(1)                               6.500        08/01/2041         7,493,846
        1,210,000    Philadelphia, PA H&HEFA (Centralized
                      Comprehensive Human Services)(1)                    7.250        01/01/2021         1,217,514
        7,420,000    Philadelphia, PA H&HEFA (Temple University
                      Hospital)(1)                                        5.500        07/01/2026         7,588,286
          250,000    Philadelphia, PA Hsg. Authority(1)                   5.000        12/01/2021           256,495
        1,000,000    Philadelphia, PA Municipal Authority(1)              6.500        04/01/2034         1,107,100
           20,000    Philadelphia, PA Parking Authority, Series A(1)      5.250        02/15/2029            20,024
            5,000    Philadelphia, PA Redevel. Authority (Beech
                      Student Hsg. Complex), Series A(1)                  5.500        07/01/2035             4,443

9 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $      1,000,000    Philadelphia, PA Redevel. Authority (Beech
                      Student Hsg. Complex), Series A(1)                  5.625%       07/01/2023    $      971,280
        1,500,000    Philadelphia, PA Redevel. Authority (Beech
                      Student Hsg. Complex), Series A(1)                  5.625        07/01/2028         1,408,200
          145,000    Philadelphia, PA Redevel. Authority
                      (Multifamily Hsg.)(1)                               5.450        02/01/2023           147,359
        2,580,000    Philadelphia, PA Redevel. Authority (Pavilion
                      Apartments)(1)                                      6.000        10/01/2023         2,628,246
        4,100,000    Philadelphia, PA Redevel. Authority (Pavilion
                      Apartments)(1)                                      6.250        10/01/2032         4,162,443
        3,000,000    Philadelphia, PA Redevel. Authority
                      (Transformation Initiative)(7)                      5.000        04/15/2025         3,371,280
        2,645,000    Philadelphia, PA Redevel. Authority
                      (Transformation Initiative)(7)                      5.000        04/15/2026         2,937,114
        3,385,000    Philadelphia, PA School District(1)                  6.000        09/01/2038         3,842,449
        2,000,000    Pittsburgh, PA GO(1)                                 5.000        09/01/2025         2,263,420
        2,925,000    Pittsburgh, PA Urban Redevel. Authority
                      (Marian Plaza)(1)                                   6.130        01/20/2043         3,093,071
           20,000    Pittsburgh, PA Urban Redevel. Authority,
                      Series A(1)                                         5.200        10/01/2020            20,029
           25,000    Pittsburgh, PA Urban Redevel. Authority,
                      Series A(1)                                         5.250        10/01/2029            25,018
           40,000    Pittsburgh, PA Urban Redevel. Authority,
                      Series B(1)                                         5.350        10/01/2022            40,050
           60,000    Pittsburgh, PA Urban Redevel. Authority,
                      Series C(1)                                         5.600        04/01/2020            60,102
           10,000    Pittsburgh, PA Urban Redevel. Authority,
                      Series C(1)                                         5.700        04/01/2030            10,010
        4,170,000    Pottsville, PA Hospital Authority (Pottsville
                      Hospital & Warne Clinic)(1)                         5.625        07/01/2024         3,988,063
          235,000    Pottsville, PA Hospital Authority (Pottsville
                      Hospital & Warne Clinic)(1)                         5.625        07/01/2024           224,747
        1,000,000    Reading, PA Area Water Authority(1)                  5.000        12/01/2031         1,085,990
        3,000,000    Reading, PA Area Water Authority(1)                  5.250        12/01/2036         3,252,510
        9,345,000    Reading, PA GO(1)                                    5.625        11/15/2020         9,607,408
          900,000    Reading, PA Hsg. Auth (Goggle Works Apts.)(1)        5.625        06/01/2042           962,154
        2,895,000    Reading, PA Hsg. Auth (Goggle Works Apts.)(1)        5.875        06/01/2052         3,094,958
           10,000    Schuylkill County, PA IDA (DOCNHS/BSVHS/WMHS
                      Obligated Group)(1)                                 5.000        11/01/2028            10,013
        6,500,000    Scranton, PA Parking Authority(1)                    5.250        06/01/2039         6,052,800
        1,000,000    Scranton, PA Sewer Authority(1)                      5.500        12/01/2035         1,102,930
            5,000    Sharon, PA Regional Health System Authority
                      (SRPS/ SRHS Obligated Group)(1)                     5.000        12/01/2028             5,001
        2,000,000    South Fork, PA Municipal Authority (Conemaugh
                      Health System)(1)                                   5.500        07/01/2029         2,120,600
          745,000    South Fork, PA Municipal Authority (Conemaugh
                      Valley Memorial Hospital)(1)                        5.000        07/01/2028           745,112
          355,000    South Fork, PA Municipal Authority (Good
                      Samaritan Medical Center of Johnstown)(1)           5.250        07/01/2026           355,174
          150,000    Susquehanna, PA Area Regional Airport
                      Authority(1)                                        5.000        01/01/2028           140,964
        4,300,000    Susquehanna, PA Area Regional Airport
                      Authority(1)                                        6.500        01/01/2038         4,493,844

10 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
PENNSYLVANIA CONTINUED
 $        800,000    Susquehanna, PA Area Regional Airport
                      Authority (Aero Harrisburg)(1)                      5.500%       01/01/2024    $      642,704
           75,000    Washington County, PA Hospital Authority
                      (Washington Hospital)(1)                            5.125        07/01/2028            75,020
        7,800,000    Washington County, PA Redevel. Authority
                      (Victory Centre)(1)                                 5.450        07/01/2035         7,862,166
          550,000    Washington, PA Township Municipal Authority(1)       5.875        12/15/2023           555,324
        2,475,000    Washington, PA Township Municipal Authority(1)       6.000        12/15/2033         2,498,958
        1,285,000    Westmoreland County, PA IDA (Redstone
                      Retirement Community)(1)                            5.875        01/01/2032         1,239,897
        5,000,000    Wilkes-Barre, PA Finance Authority (Wilkes
                      University)(1)                                      5.000        03/01/2027         5,118,200
       10,000,000    Wilkes-Barre, PA Finance Authority (Wilkes
                      University)(1)                                      5.000        03/01/2037        10,037,700
           10,000    York County, PA IDA (PSEG Power)(1)                  5.500        09/01/2020            10,118
        2,000,000    York, PA GO(1)                                       7.250        11/15/2041         2,258,680
                                                                                                      -------------
                                                                                                      1,004,326,505

U.S. POSSESSIONS--28.4%
           25,000    Guam GO(1)                                           5.375        11/15/2013            25,049
          750,000    Guam GO(1)                                           6.750        11/15/2029           813,953
        2,000,000    Guam GO(1)                                           7.000        11/15/2039         2,189,560
          700,000    Guam Hsg. Corp. (Single Family Mtg.)(1)              5.750        09/01/2031           826,700
        1,300,000    Guam Power Authority, Series A(1)                    5.500        10/01/2030         1,344,161
        1,100,000    Guam Power Authority, Series A(1)                    5.500        10/01/2040         1,124,475
        3,910,000    Guam Tobacco Settlement Economic Devel. &
                      Commerce Authority (TASC)(1)                        5.250        06/01/2032         3,630,357
        1,500,000    Guam Tobacco Settlement Economic Devel. &
                      Commerce Authority (TASC)(1)                        5.625        06/01/2047         1,255,185
       38,902,000    Guam Tobacco Settlement Economic Devel. &
                      Commerce Authority (TASC)                           7.250(5)     06/01/2057           904,082
          860,000    Northern Mariana Islands Commonwealth, Series
                      A(1)                                                5.000        06/01/2017           809,656
          980,000    Northern Mariana Islands Commonwealth, Series
                      A(1)                                                5.000        10/01/2022           867,065
          400,000    Northern Mariana Islands Commonwealth, Series
                      A(1)                                                6.750        10/01/2033           388,396
        2,415,000    Northern Mariana Islands Ports Authority,
                      Series A(1)                                         5.500        03/15/2031         2,079,194
        1,580,000    Northern Mariana Islands Ports Authority,
                      Series A(1)                                         6.250        03/15/2028         1,153,890
        1,165,000    Northern Mariana Islands Ports Authority,
                      Series A(1)                                         6.600        03/15/2028         1,108,241
        5,000,000    Puerto Rico Aqueduct & Sewer Authority(1)            5.250        07/01/2042         5,001,550
        4,500,000    Puerto Rico Aqueduct & Sewer Authority(1)            6.125        07/01/2024         5,306,670
       69,645,000    Puerto Rico Children's Trust Fund (TASC)(1)          5.500        05/15/2039        69,639,428
       52,735,000    Puerto Rico Children's Trust Fund (TASC)(1)          5.625        05/15/2043        52,731,309
      357,750,000    Puerto Rico Children's Trust Fund (TASC)             6.403(5)     05/15/2050        25,825,973
      136,000,000    Puerto Rico Children's Trust Fund (TASC)             7.325(5)     05/15/2055         3,890,960
    1,817,000,000    Puerto Rico Children's Trust Fund (TASC)             7.625(5)     05/15/2057        33,578,160
        9,000,000    Puerto Rico Commonwealth GO(1)                       5.750        07/01/2036         9,514,620
        3,000,000    Puerto Rico Commonwealth GO(1)                       5.750        07/01/2041         3,166,350

11 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                              COUPON         MATURITY          VALUE
-----------------                                                        ------        ----------    --------------
U.S. POSSESSIONS CONTINUED
 $      5,000,000    Puerto Rico Electric Power Authority, Series
                      A(7)                                                5.000%       07/01/2042       $ 5,005,600
        1,435,000    Puerto Rico Electric Power Authority, Series
                      AAA(1)                                              5.250        07/01/2024         1,566,719
        1,510,000    Puerto Rico Electric Power Authority, Series
                      AAA(1)                                              5.250        07/01/2025         1,633,246
        5,540,000    Puerto Rico Electric Power Authority, Series
                      AAA(1)                                              5.250        07/01/2027         5,875,502
        1,760,000    Puerto Rico Electric Power Authority, Series
                      AAA(1)                                              5.250        07/01/2030         1,825,525
        3,505,000    Puerto Rico Electric Power Authority, Series
                      AAA(1)                                              5.250        07/01/2031         3,623,469
          500,000    Puerto Rico Highway & Transportation Authority       5.300        07/01/2035           512,115
           10,000    Puerto Rico Highway & Transportation
                      Authority, Series A(1)                              5.000        07/01/2038             9,963
          325,000    Puerto Rico Highway & Transportation
                      Authority, Series H(1)                              5.000        07/01/2028           326,131
          700,000    Puerto Rico Highway & Transportation
                      Authority, Series N(1)                              5.250        07/01/2039           714,777
        1,750,000    Puerto Rico Infrastructure                           6.400(5)     07/01/2043           255,693
        1,400,000    Puerto Rico Infrastructure (Mepsi Campus)(1)         6.500        10/01/2037         1,435,784
        1,250,000    Puerto Rico ITEMECF (Ana G. Mendez
                      University)(1)                                      5.000        03/01/2036         1,172,175
          195,000    Puerto Rico ITEMECF (Ana G. Mendez
                      University)(1)                                      5.375        02/01/2019           195,142
          500,000    Puerto Rico ITEMECF (Ana G. Mendez
                      University)(1)                                      5.375        02/01/2029           499,680
          650,000    Puerto Rico ITEMECF (IEP/HESL/HECR Obligated
                      Group)(1)                                           5.750        06/01/2019           541,320
       19,535,000    Puerto Rico Port Authority (American
                      Airlines), Series A(4)                              6.250        06/01/2026        10,481,700
        1,170,000    Puerto Rico Port Authority (American
                      Airlines), Series A(4)                              6.300        06/01/2023           627,576
        1,500,000    Puerto Rico Public Buildings Authority(1)            6.500        07/01/2030         1,724,070
        1,000,000    Puerto Rico Public Buildings Authority(1)            6.750        07/01/2036         1,168,850
        1,015,000    Puerto Rico Public Buildings Authority, Series
                      D(1)                                                5.250        07/01/2036         1,015,518
        6,000,000    Puerto Rico Public Finance Corp., Series B(1)        5.500        08/01/2031         6,386,460
        2,000,000    Puerto Rico Sales Tax Financing Corp., Series
                      A(1)                                                6.500        08/01/2044         2,348,360
       30,000,000    Puerto Rico Sales Tax Financing Corp., Series A      7.280(5)     08/01/2034         8,582,079
       22,130,000    Puerto Rico Sales Tax Financing Corp., Series
                      C(3)                                                5.750        08/01/2057        24,647,097
        5,500,000    Puerto Rico Sales Tax Financing Corp., Series
                      C(1)                                                6.000        08/01/2039         6,297,500
       18,015,000    Puerto Rico Sales Tax Financing Corp., Series C      6.380(5)     08/01/2038         3,879,710
       17,450,000    V.I. Tobacco Settlement Financing Corp.              6.250(5)     05/15/2035         2,336,206
        2,195,000    V.I. Tobacco Settlement Financing Corp.              6.500(5)     05/15/2035           269,085
        4,150,000    V.I. Tobacco Settlement Financing Corp.              6.875(5)     05/15/2035           476,254
        7,000,000    V.I. Tobacco Settlement Financing Corp.              7.625(5)     05/15/2035           646,520
           30,000    V.I. Tobacco Settlement Financing Corp.
                      (TASC)(1)                                           5.000        05/15/2021            29,444
        2,235,000    V.I. Tobacco Settlement Financing Corp.
                      (TASC)(1)                                           5.000        05/15/2031         2,009,042
          435,000    V.I. Water & Power Authority, Series A(1)            5.000        07/01/2031           435,479
                                                                                                      -------------
                                                                                                        325,728,775

12 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

                                                                                                         Value
                                                                                                     --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,363,487,554)-115.9%                                             $1,330,055,280
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.9)                                                           (182,588,654)
                                                                                                     --------------
NET ASSETS-100.0%                                                                                    $1,147,466,626
                                                                                                     ==============

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Represents the current interest rate for a variable or increasing rate security.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

4. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

5.    Zero coupon bond reflects effective yield on the date of purchase.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS                  Adult Communities Total Services
ARC                   Assoc. of Retarded Citizens
AUS                   Allegheny United Hospital
BSVHS                 Baptist/St. Vincent's Health System
CCMC                  Crozer-Chester Medical Center
CKHS                  Crozer-Keystone Health System
CPAP                  Crime Prevention Assoc. of Philadelphia
DCMH                  Delaware County Memorial Hospital
DGABC                 Dr. Gertrude A. Barber Center
DGABEI                Dr. Gertrude A. Barber Educational Institute
DGABF                 Dr. Gertrude A. Barber Foundation
DOCNHS                Daughters of Charity National Health Systems
DRIVERS               Derivative Inverse Tax Exempt Receipts
EDFA                  Economic Devel. Finance Authority
GIH                   Germantown Interfaith Housing
GO                    General Obligation
GPA                   General Purpose Authority
H&EFA                 Health and Educational Facilities Authority
H&HEFA                Hospitals and Higher Education Facilities Authority
HDA                   Hospital Devel. Authority
HEBA                  Higher Education Building Authority
HECR                  Hospital Episcopal Cristo Redentor
HEFA                  Higher Education Facilities Authority
HEHA                  Higher Education and Health Authority
HESL                  Hospital Episcopal San Lucas
HFA                   Housing Finance Agency
HUHS                  Hahnemann University Hospital System
IDA                   Industrial Devel. Agency
IEP                   Iglesia Episcopal Puertorriquena
ITEMECF               Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS                   Mercy Adult Services
MCMCSPA               Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP                   Medical College Of Pennsylvania
MHH                   Mercy Haverford Hospital
MHP                   Mercy Health Plan
MHSSPA                Mercy Health System of Southeastern Pennsylvania

13 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

PA/NJ                 Pennsylvania/New Jersey
PPAM                  Philadelphia Presbytery Apartments of Morrisville
PSEG                  Public Service Enterprise Group
RITES                 Residual Interest Tax Exempt Security
ROLs                  Residual Option Longs
RR                    Residential Resources
RRDC                  Residential Resources Devel. Corp.
RRSW                  Residential Resources Southwest
SRHS                  Sharon Regional Health System
SRPS                  Sharon Regional Physicians Services
TASC                  Tobacco Settlement Asset-Backed Bonds
UPMC                  University of Pittsburgh Medical Center
V.I.                  United States Virgin Islands
WMHS                  Western Maryland Health Systems

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                                      WHEN-ISSUED OR DELAYED DELIVERY
                                      BASIS TRANSACTIONS
                                      -------------------------------
Purchased securities                           $11,271,531

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust).

15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $92,760,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $282,003,641 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $172,058,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

   PRINCIPAL                                                                      COUPON      MATURITY
    AMOUNT          INVERSE FLOATER(1)                                            RATE(2)       DATE         VALUE
----------------    ----------------------------------------------------------    -------     --------    ------------
$      3,250,000    Berks County, PA Municipal Authority ROLs                      19.327%     11/1/31    $  5,012,280
       7,980,000    Chester County, PA IDA (Water Facilities Authority)(3)         13.407       2/1/41       9,030,727
       6,240,000    Delaware County, PA IDA ROLs(3)                                13.410      11/1/38       6,885,840
       7,500,000    Luzerne County, PA IDA (Water Facility) ROLs(3)                13.705       9/1/34       7,967,550
       7,000,000    Montgomery County, PA IDA RITES                                14.687       8/1/38       9,050,020
       1,572,000    PA Austin Trust Various States Inverse Certificates             9.782      10/1/33       1,696,785
       8,000,000    PA Commonwealth Financing Authority DRIVERS                     9.208       6/1/32       9,612,000
       7,500,000    PA Geisinger Authority Health System DRIVERS                   18.521       6/1/39      10,305,900
       5,015,000    PA HFA (Single Family Mtg.) DRIVERS                             9.412      10/1/22       5,026,133
       4,320,000    PA HFA (Single Family Mtg.) ROLs(3)                             9.961      10/1/32       4,617,950
       2,410,000    PA HFA (Single Family Mtg.) ROLs(3)                             7.777      10/1/33       2,754,341
       2,930,000    PA HFA (Single Family Mtg.) ROLs(3)                            14.003      10/1/37       3,187,606
       6,385,000    PA HFA (Single Family Mtg.) ROLs(3)                            12.843      10/1/37       6,510,848
       6,155,000    PA Southcentral General Authority (Hanover Hospital) ROLs      21.776       6/1/29       9,645,624
       9,000,000    PA Turnpike Commission ROLs(3)                                  9.197      12/1/40      10,589,940
       5,535,000    Puerto Rico Sales Tax Financing Corp. ROLs(3)                  20.694       8/1/57       8,052,097
                                                                                                          ------------
                                                                                                          $109,945,641
                                                                                                          ============

16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $172,058,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                                            $100,984,945
Market Value                                    $ 39,875,779
Market Value as a % of Net Assets                       3.48%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale

17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                       STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
--------------------------------    -------------------------------------------------------------------
Corporate debt, government debt,    Reported trade data, broker-dealer price quotations, benchmark
municipal, mortgage-backed and      yields, issuer spreads on comparable securities, the credit
asset-backed securities             quality, yield, maturity, and other appropriate factors.
Loans                               Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds                  Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                           LEVEL 3--
                                        LEVEL 1--           LEVEL 2--    SIGNIFICANT
                                       UNADJUSTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                    QUOTED PRICES   OBSERVABLE INPUTS         INPUTS            VALUE
                                    -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
  Pennsylvania                      $          --   $   1,004,326,505   $         --   $1,004,326,505
  U.S. Possessions                             --         325,728,775             --      325,728,775
                                    -------------   -----------------   ------------   --------------
Total Assets                        $          --   $   1,330,055,280   $         --   $1,330,055,280
                                    -------------   -----------------   ------------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $1,198,911,757(1)
                                              ==============
Gross unrealized appreciation                 $   87,876,215
Gross unrealized depreciation                   (124,553,515)
                                              --------------
Net unrealized depreciation                   $  (36,677,300)
                                              ==============

1. The Federal tax cost of securities does not include cost of $167,820,823, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
MUNICIPAL BONDS AND NOTES--119.1%
ALABAMA--0.3%
$        15,000   AL HFA (South Bay Apartments)(1)                   5.950%     02/01/2033   $        15,167
      8,095,000   AL Space Science Exhibit Finance Authority(1)      6.000      10/01/2025         7,107,977
      1,810,000   Andalusia-Opp, AL Airport Authority(1)             5.000      08/01/2026         1,683,988
      2,200,000   Rainbow City, AL Special Health Care
                  Facilities Financing Authority (Regency
                  Pointe)(2)                                         8.250      01/01/2031         1,407,780
         10,000   Selma, AL Industrial Devel. Board
                  (International Paper Company)(1)                   6.000      05/01/2025            10,075
      7,220,000   Tuscaloosa, AL Educational Building Authority
                  (Stillman College)(1)                              5.000      06/01/2026         5,866,611
      2,600,000   Tuscaloosa, AL Educational Building Authority
                  (Stillman College)(1)                              5.250      06/01/2037         1,976,754
                                                                                             ---------------
                                                                                                  18,068,352

ALASKA--0.2%
      2,250,000   AK Industrial Devel. & Export Authority
                  (Anchorage Sportsplex/Grace Community Church
                  Obligated Group)(2)                                6.150      08/01/2031           790,875
         40,000   AK Industrial Devel. & Export Authority
                  (Snettisham)(1)                                    6.000      01/01/2014            40,131
      1,650,000   AK Industrial Devel. & Export Authority
                  Community Provider (Boys & Girls Home)             5.875      12/01/2027           874,335
        500,000   AK Industrial Devel. & Export Authority
                  Community Provider (Boys & Girls Home)             6.000      12/01/2036           264,950
     31,850,000   AK Northern Tobacco Securitization Corp. (TASC)    6.125(3)   06/01/2046           930,020
     20,860,000   AK Northern Tobacco Securitization Corp. (TASC)    6.375(3)   06/01/2046           633,310
     10,350,000   Koyukuk, AK (Tanana Chiefs Conference Health
                  Care Facility)(1)                                  7.750      10/01/2041        10,945,436
                                                                                             ---------------
                                                                                                  14,479,057

ARIZONA--2.0%
      7,680,000   AZ Health Facilities Authority (Catholic
                  Healthcare West)(1)                                5.250      03/01/2039         8,307,994
      2,900,000   Buckeye, AZ Watson Road Community Facilities
                  District(1)                                        5.750      07/01/2022         2,774,981
      4,600,000   Buckeye, AZ Watson Road Community Facilities
                  District(1)                                        6.000      07/01/2030         4,178,824
      8,388,832   East San Luis, AZ Community Facilities
                  District Special Assessment (Area One)(1)          6.375      01/01/2028         7,547,768
      4,349,000   East San Luis, AZ Community Facilities
                  District Special Assessment (Area Two)(4)          8.500      01/01/2028         3,674,818
        305,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             5.450      07/15/2021           309,358
        810,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             5.625      07/15/2025           815,233
        900,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             5.800      07/15/2030           902,781
      1,015,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             5.900      07/15/2022         1,050,231

1 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
ARIZONA CONTINUED
$       335,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             6.125%     07/15/2027   $       344,032
        500,000   Estrella Mountain Ranch, AZ Community
                  Facilities District(1)                             6.200      07/15/2032           509,500
      1,086,000   Estrella Mountain Ranch, AZ Community
                  Facilities District (Golf Village)(1)              6.000      07/01/2017         1,094,514
      1,255,000   Estrella Mountain Ranch, AZ Community
                  Facilities District (Golf Village)(1)              6.375      07/01/2022         1,204,612
      4,111,000   Estrella Mountain Ranch, AZ Community
                  Facilities District (Golf Village)(1)              6.750      07/01/2032         3,764,607
      1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield
                  Park Service Company)(1)                           6.750      10/01/2031         1,000,250
      3,400,000   Maricopa County, AZ IDA (Christian Care
                  Apartments)(1)                                     6.500      01/01/2036         3,432,300
      1,875,000   Maricopa County, AZ IDA (Immanuel Campus
                  Care)(1)                                           8.500      04/20/2041         1,697,700
        295,000   Maricopa County, AZ IDA (Sun King
                  Apartments)(1)                                     6.750      11/01/2018           262,987
      2,345,000   Maricopa County, AZ IDA (Sun King
                  Apartments)(1)                                     6.750      05/01/2031         1,743,250
      3,595,000   Maricopa County, AZ IDA (Sun King Apartments)      9.500      11/01/2031         2,925,431
        449,000   Merrill Ranch, AZ Community Facilities
                  District No. 1 Special Assessment Lien(1)          5.250      07/01/2024           406,821
        368,000   Merrill Ranch, AZ Community Facilities
                  District No. 2 Special Assessment Lien(1)          5.250      07/01/2024           333,430
        901,000   Merrill Ranch, AZ Community Facilities
                  District No. 2 Special Assessment Lien(1)          5.300      07/01/2030           766,138
      1,125,000   Palm Valley, AZ Community Facility District
                  No. 3(1)                                           5.300      07/15/2031           980,201
        420,000   Parkway, AZ Community Facilities District No.
                  1 (Prescott Valley)(1)                             5.300      07/15/2025           387,992
        350,000   Parkway, AZ Community Facilities District No.
                  1 (Prescott Valley)(1)                             5.350      07/15/2031           306,859
      3,275,000   Phoenix, AZ IDA (America West Airlines)            6.250      06/01/2019         2,976,648
      7,500,000   Phoenix, AZ IDA (America West Airlines)            6.300      04/01/2023         6,594,825
      1,650,000   Phoenix, AZ IDA (Espiritu Community Devel.
                  Corp.)(1)                                          6.250      07/01/2036         1,519,106
      1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)         5.875      11/01/2037         1,161,948
      1,640,000   Pima County, AZ IDA (Christian Senior
                  Living)(1)                                         5.050      01/01/2037         1,641,788
      1,250,000   Pima County, AZ IDA (Facility Choice Education
                  & Devel. Corp.)(1)                                 6.250      06/01/2026         1,257,950
      3,700,000   Pima County, AZ IDA (Facility Choice Education
                  & Devel. Corp.)(1)                                 6.375      06/01/2036         3,681,722
     12,400,000   Pima County, AZ IDA (Metro Police Facility)(5)     5.375      07/01/2039        13,265,520
      1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)       6.750      04/01/2036         1,400,010
      5,730,000   Pima County, AZ IDA (P.L.C. Charter Schools)       7.500      04/01/2041         5,781,226
        250,000   Pima County, AZ IDA (Paradise Education
                  Center)(1)                                         5.875      06/01/2022           255,205
        550,000   Pima County, AZ IDA (Paradise Education
                  Center)(1)                                         6.000      06/01/2036           538,318
      1,600,000   Pima County, AZ IDA (Sonoran Science
                  Academy)(1)                                        5.670      12/01/2027         1,423,552
      1,960,000   Pima County, AZ IDA (Sonoran Science
                  Academy)(1)                                        5.750      12/01/2037         1,649,712

2 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
ARIZONA CONTINUED
$    2,215,000    Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(1)                                5.600%     12/01/2022   $     2,284,529
     11,100,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(1)                                5.750      12/01/2032        11,393,706
      9,000,000   Pima County, AZ IDA Water & Wastewater (Global
                  Water Resources)(1)                                6.550      12/01/2037         9,280,800
      1,320,000   Pinal County, AZ IDA (San Manuel Facility)(1)      6.250      06/01/2026         1,269,880
      1,292,000   Prescott Valley, AZ Southside Community
                  Facilities District No. 1(1)                       7.250      07/01/2032           936,997
      1,500,000   Quail Creek, AZ Community Facilities
                  District(1)                                        5.550      07/15/2030         1,343,115
        265,000   Show Low Bluff, AZ Community Facilities
                  District                                           5.600      07/01/2031           222,950
        200,000   Show Low Bluff, AZ Community Facilities
                  District Special Assessment                        5.200      07/01/2017           198,006
        695,000   Tempe, AZ IDA (Tempe Life Care Village)(1)         6.000      12/01/2032           709,678
      1,550,000   Tempe, AZ IDA (Tempe Life Care Village)(1)         6.250      12/01/2042         1,593,757
        600,000   Tempe, AZ IDA (Tempe Life Care Village)(1)         6.250      12/01/2046           614,730
        605,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)       5.000      01/01/2039           615,255
      4,000,000   Verrado, AZ Community Facilities District No.
                  1(1)                                               5.350      07/15/2031         3,506,960
                                                                                             ---------------
                                                                                                 127,840,505

ARKANSAS--0.1%
      7,495,000   Cave Springs, AR Municipal Property (Creeks
                  Special Sewer District)(2)                         6.250      02/01/2038         4,152,905
                                                                                             ---------------

CALIFORNIA--18.9%
      2,500,000   Adelanto, CA Public Utility Authority(1)           6.750      07/01/2039         2,693,575
        750,000   Alhambra, CA (Atherton Baptist Homes)(1)           7.625      01/01/2040           814,118
        380,000   Anaheim, CA Community Facilities District
                  Special Tax (Platinum Triangle)(1)                 6.000      09/01/2028           392,380
      1,095,000   Anaheim, CA Community Facilities District
                  Special Tax (Platinum Triangle)(1)                 6.000      09/01/2030         1,130,215
      4,070,000   Anaheim, CA Community Facilities District
                  Special Tax (Platinum Triangle)(1)                 6.250      09/01/2040         4,199,345
     11,720,000   Bay Area CA Toll Authority (San Francisco Bay
                  Area)(5)                                           5.500      04/01/2043        12,664,655
        100,000   Blythe, CA Redevel. Agency (Redevel. Project
                  No. 1 Tax Allocation)(1)                           5.750      05/01/2034           100,027
        235,000   Blythe, CA Redevel. Agency (Redevel. Project
                  No. 1 Tax Allocation)(1)                           6.200      05/01/2031           236,401
      5,500,000   Brea, CA Community Facilities District (Brea
                  Plaza Area)(1)                                     7.375      09/01/2039         5,825,875
         25,000   Buena Park, CA Special Tax (Park Mall)(1)          6.125      09/01/2033            24,807
    127,310,000   CA County Tobacco Securitization Agency            6.489(3)   06/01/2046         4,544,967
    107,400,000   CA County Tobacco Securitization Agency            6.619(3)   06/01/2050         2,211,366
     33,920,000   CA County Tobacco Securitization Agency            6.650(3)   06/01/2046         1,084,422
    215,100,000   CA County Tobacco Securitization Agency            7.000(3)   06/01/2055         2,658,636
    246,760,000   CA County Tobacco Securitization Agency            7.477(3)   06/01/2055         2,129,539
     10,970,000   CA County Tobacco Securitization Agency            8.150(3)   06/01/2033         1,122,121

3 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
CALIFORNIA CONTINUED
$       255,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.250%     06/01/2045   $       183,284
     19,000,000   CA County Tobacco Securitization Agency (TASC)     5.250      06/01/2046        13,516,410
      2,125,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.500      06/01/2033         2,028,015
     14,800,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.600      06/01/2036        11,668,172
     36,000,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.650      06/01/2041        27,952,560
     58,530,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.700      06/01/2046        44,092,405
      2,610,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.875      06/01/2035         2,451,704
      7,285,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          5.875      06/01/2043         6,789,766
      2,930,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          6.000      06/01/2042         2,690,502
      5,000,000   CA County Tobacco Securitization Agency
                  (TASC)(1)                                          6.125      06/01/2038         4,808,000
     57,000,000   CA County Tobacco Securitization Agency (TASC)     6.400(3)   06/01/2046         3,117,330
    525,920,000   CA County Tobacco Securitization Agency (TASC)     6.664(3)   06/01/2050        22,404,192
      9,125,000   CA Enterprise Devel. Authority (Sunpower
                  Corp.)(1)                                          8.500      04/01/2031        10,378,045
     13,190,000   CA GO(5)                                           5.050      12/01/2036        13,390,596
     19,000,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                          5.000      06/01/2033        15,000,690
      1,815,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                          5.125      06/01/2047         1,350,015
    133,715,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(5)                                          5.750      06/01/2047       110,186,364
     55,000,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)(1)                                          5.750      06/01/2047        45,322,200
    340,000,000   CA Golden State Tobacco Securitization Corp.
                  (TASC)                                             6.000(3)   06/01/2047         6,126,800
     15,000,000   CA Health Facilities Financing Authority
                  (SJHS/SJHCN/SJHE/SJHO Obligated Group)(1)          5.750      07/01/2039        17,005,950
     15,420,000   CA Health Facilities Financing Authority
                  (SJHS/SJHCN/SJHE/SJHO Obligated Group)(5)          5.750      07/01/2039        17,482,117
     11,095,000   CA Health Facilities Financing Authority
                  (Sutter Health/California Pacific Medical
                  Center Obligated Group)(5)                         5.000      11/15/2042        11,497,708
     24,000,000   CA Health Facilities Financing Authority
                  (Sutter Health/California Pacific Medical
                  Center)(5)                                         5.250      11/15/2046        25,216,800
      7,050,000   CA Health Facilities Financing Authority
                  (Sutter Health/California Pacific Medical
                  Center)(1)                                         5.250      11/15/2046         7,407,435
      1,835,000   CA Independent Cities Finance Authority Mobile
                  Home Park (Lamplighter Salinas)(1)                 6.250      07/15/2050         1,913,666
     10,000,000   CA Infrastructure and Economic Devel. (Sanford
                  Consortium)(5)                                     5.000      05/15/2040        10,937,000
      8,600,000   CA M-S-R Energy Authority(1)                       7.000      11/01/2034        10,990,886
      3,300,000   CA Municipal Finance Authority (Casa Griffin
                  Apts.)(1)                                          6.000      10/01/2046         3,397,845
        750,000   CA Municipal Finance Authority (Harbor
                  Regional Center)(1)                                8.500      11/01/2039           876,255
      6,500,000   CA Public Works(1)                                 5.000      04/01/2037         6,829,225
      6,970,000   CA Public Works(1)                                 5.750      03/01/2030         7,755,937
      1,000,000   CA Public Works(1)                                 6.000      03/01/2035         1,146,740

4 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
CALIFORNIA CONTINUED
$     3,960,000   CA Public Works(1)                                 6.625%     11/01/2034   $     4,705,668
    160,600,000   CA Silicon Valley Tobacco Securitization
                  Authority                                          8.147(3)   06/01/2056         1,474,308
     82,250,000   CA Silicon Valley Tobacco Securitization
                  Authority                                          8.435(3)   06/01/2056           494,323
     25,800,000   CA Silicon Valley Tobacco Securitization
                  Authority                                          8.590(3)   06/01/2041         2,161,008
     70,785,000   CA Silicon Valley Tobacco Securitization
                  Authority                                          8.994(3)   06/01/2036         9,732,230
     13,505,000   CA Silicon Valley Tobacco Securitization
                  Authority                                          9.002(3)   06/01/2047           678,221
      4,500,000   CA Statewide CDA (Daughters of Charity)(1)         5.250      07/01/2030         4,561,875
         10,000   CA Statewide CDA (Escrow Term)(1)                  6.750      09/01/2037            10,186
     13,500,000   CA Statewide CDA (Kaiser Permanente)(1)            5.000      04/01/2042        14,441,895
      7,500,000   CA Statewide CDA (Lodi Memorial Hospital)(1)       5.000      12/01/2027         7,790,025
      2,019,578   CA Statewide CDA (Microgy Holdings)(2)             9.000      12/01/2038            18,944
      1,500,000   CA Statewide CDA (Notre Dame de Namur
                  University)(1)                                     6.625      10/01/2033         1,511,310
      5,000,000   CA Statewide CDA (Sutter Health Obligated
                  Group)(5)                                          5.500      08/15/2034         5,069,300
      6,000,000   CA Statewide CDA (Sutter Health Obligated
                  Group)(5)                                          5.625      08/15/2042         6,085,380
      4,875,000   CA Statewide CDA (Sutter Health/California
                  Pacific Medical Center Obligated Group)(1)         5.250      11/15/2048         5,193,191
        200,000   CA Statewide CDA Special Tax Community
                  Facilities District No. 2007-1 (Orinda)(1)         5.600      09/01/2020           207,230
    555,300,000   CA Statewide Financing Authority Tobacco
                  Settlement                                         7.001(3)   06/01/2055         5,808,438
    260,000,000   CA Statewide Financing Authority Tobacco
                  Settlement                                         7.876(3)   06/01/2055         2,243,800
      4,500,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(1)                               6.000      05/01/2037         4,448,340
      1,405,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(1)                               6.000      05/01/2043         1,289,158
        100,000   CA Statewide Financing Authority Tobacco
                  Settlement (TASC)(1)                               6.000      05/01/2043            91,755
         55,000   CA Western Hills Water District Special Tax
                  (Diablo Grande Community Facilities)(1)            6.700      09/01/2020            43,170
      2,500,000   Calexico, CA Community Redevel. Agency Tax
                  Allocation (Central Business District &
                  Residential Redevel.)(1)                           7.250      08/01/2033         2,741,425
     10,465,000   Cerritos, CA Community College District(5)         5.250      08/01/2033        11,766,956
        165,000   Chino, CA Community Facilities District
                  Special Tax(1)                                     5.000      09/01/2026           162,174
        985,000   Chino, CA Community Facilities District
                  Special Tax No. 2005-1(1)                          5.000      09/01/2023           971,535
      1,490,000   Chino, CA Community Facilities District
                  Special Tax No. 2005-1(1)                          5.000      09/01/2036         1,316,057
        350,000   Chino, CA Community Facilities District
                  Special Tax No. 2009-19-1(1)                       6.250      09/01/2027           361,557
        275,000   Chino, CA Community Facilities District
                  Special Tax No. 2009-19-1(1)                       6.375      09/01/2028           284,136

5 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
CALIFORNIA CONTINUED
$     1,300,000   Chino, CA Community Facilities District
                  Special Tax No. 2009-19-1(1)                       6.750%     09/01/2040   $     1,342,679
      5,855,000   Compton, CA Public Finance Authority(1)            5.250      09/01/2027         5,171,429
      1,440,000   Coyote Canyon, CA Public Facilities Community
                  Facilities District No. 2004-1(1)                  6.625      09/01/2039         1,532,995
     33,000,000   Desert, CA Community College District(5)           5.000      08/01/2037        35,183,280
         25,000   Eastern CA Municipal Water District Community
                  Facilities Special Tax(1)                          6.300      09/01/2022            25,336
        820,000   Elsinore Valley, CA Municipal Water District
                  Community Facilities District No. 2004-1(1)        6.625      09/01/2040           874,751
     10,000,000   Foothill, CA De Anza Community College
                  District(1)                                        5.000      08/01/2040        11,214,200
        100,000   Fort Bragg, CA Redevel. Agency Tax
                  Allocation(1)                                      5.300      05/01/2024           102,579
     15,000,000   Grossmont, CA Union High School District(5)        5.500      08/01/2045        17,212,800
        200,000   Imperial, CA Redevel. Agency Tax Allocation
                  (Imperial Redevel.)(1)                             5.000      12/01/2036           167,264
     80,000,000   Inland, CA Empire Tobacco Securitization
                  Authority (TASC)                                   6.750(3)   06/01/2047         2,010,400
    432,795,000   Inland, CA Empire Tobacco Securitization
                  Authority (TASC)                                   7.626(3)   06/01/2057         3,726,365
  1,000,000,000   Inland, CA Empire Tobacco Securitization
                  Authority (TASC)                                   8.001(3)   06/01/2057         8,610,000
      1,490,000   Jurupa, CA Community Services District Special
                  Tax Community Facilities District No. 4(1)         5.700      09/01/2034         1,506,599
        400,000   Jurupa, CA Public Financing Authority(1)           6.000      09/01/2028           413,168
        350,000   Jurupa, CA Public Financing Authority(1)           6.000      09/01/2029           361,452
        310,000   Jurupa, CA Public Financing Authority(1)           6.000      09/01/2030           320,078
        350,000   Jurupa, CA Public Financing Authority(1)           6.000      09/01/2031           361,295
        500,000   Jurupa, CA Public Financing Authority(1)           6.000      09/01/2032           516,030
      1,000,000   Lake Elsinore, CA Unified School District
                  Community Facilities District No. 04-3(1)          5.250      09/01/2029           984,280
      1,335,000   Lathrop, CA Special Tax Community Facilities
                  District No. 03-2(1)                               7.000      09/01/2033         1,366,987
      8,755,000   Los Angeles County, CA Unified School
                  District(5)                                        5.000      01/01/2034         9,648,520
      1,625,000   Los Angeles, CA Community Facilities District
                  Special Tax (Legends at Cascades)(1)               5.750      09/01/2040         1,674,725
     31,940,000   Los Angeles, CA Dept. of Airports (Los Angeles
                  International Airport)(5)                          5.375      05/15/2030        34,839,194
      5,000,000   Los Angeles, CA Dept. of Water & Power(5)          5.000      07/01/2034         5,503,350
         90,000   Los Angeles, CA Multifamily Hsg. (Arminta
                  North & South)                                     7.700      06/20/2028            90,056
      4,500,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Air Canada)                                 8.750      10/01/2014         4,504,095
         10,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)                          7.000      12/01/2012            10,002
      5,350,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)                          7.125      12/01/2024         5,354,601
     93,245,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)                          7.500      12/01/2024        93,324,202

6 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
CALIFORNIA CONTINUED
$    18,825,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (American Airlines)                          7.500%     12/01/2024   $    18,841,001
     12,295,000   Los Angeles, CA Regional Airports Improvement
                  Corp. (Delta-Continental Airlines)                 9.250      08/01/2024        12,357,336
     26,875,000   Los Angeles, CA Unified School District(5)         5.000      07/01/2030        28,933,067
     11,000,000   Los Angeles, CA Unified School District(5)         5.000      07/01/2032        12,170,730
     30,000,000   Los Angeles, CA Unified School District(5)         5.000      07/01/2032        33,279,900
      7,330,000   Los Angeles, CA Unified School District(5)         5.000      01/01/2034         8,078,680
     10,550,000   Los Angeles, CA Unified School District(5)         5.000      01/01/2034        11,627,120
        200,000   Maywood, CA Public Financing Authority(1)          7.000      09/01/2038           189,212
      1,250,000   Modesto, CA Special Tax Community Facilities
                  District No. 4(1)                                  5.150      09/01/2036         1,175,650
      1,470,000   Moreno Valley, CA Unified School District
                  Community Facilities District Special Tax(1)       5.000      09/01/2037         1,349,401
     11,535,000   Newport Beach, CA (Presbyterian Hoag Memorial
                  Hospital)(5)                                       5.000      12/01/2024        12,078,534
     20,000,000   Northern CA Tobacco Securitization Authority
                  (TASC)(1)                                          5.375      06/01/2038        15,366,600
    115,975,000   Northern CA Tobacco Securitization Authority
                  (TASC)                                             6.375(3)   06/01/2045         3,344,719
      2,825,000   Novato, CA Redevel. Agency (Hamilton Field
                  Redevel.)(1)                                       6.750      09/01/2040         3,187,730
      5,925,000   Palm Desert, CA Improvement Bond Act 1915(1)       5.100      09/02/2037         4,603,310
     14,000,000   Paramount, CA Unified School District(1)           0.000(6)   08/01/2045         8,542,520
     15,435,000   Peralta, CA Community College District(5)          5.000      08/01/2035        16,380,082
      1,000,000   Perris, CA Community Facilities District
                  Special Tax(1)                                     5.300      09/01/2035           982,060
         10,000   Perris, CA Public Financing Authority, Series
                  A(1)                                               6.125      09/01/2034            10,307
     29,625,000   River Rock, CA Entertainment Authority             8.000      11/01/2018        28,202,704
      1,750,000   Riverside County, CA Redevel. Agency(1)            7.125      10/01/2042         2,017,313
      4,700,000   Riverside, CA (Recovery Zone Facility) COP(1)      5.500      03/01/2040         4,886,402
        400,000   Riverside, CA Special Tax Community Facilities
                  District No. 92-1, Series A(1)                     5.300      09/01/2034           381,060
      1,345,000   Riverside, CA Unified School District Special
                  Tax Community Facilities District No. 15(1)        5.600      09/01/2034         1,359,176
      1,750,000   Sacramento County, CA COP(1)                       5.750      02/01/2030         1,916,268
        325,000   San Bernardino, CA Special Tax Community
                  Facilities District No. 2006-1 (Lytle Creek)(1)    5.625      09/01/2034           334,110
        825,000   San Bernardino, CA Special Tax Community
                  Facilities District No. 2006-1 (Lytle Creek)(1)    5.750      09/01/2040           844,668
      2,000,000   San Buenaventura, CA Community Memorial Health
                  Systems(1)                                         8.000      12/01/2031         2,433,640
      2,200,000   San Diego County, CA COP                           5.700      02/01/2028         1,699,522
     16,260,000   San Francisco, CA Bay Area Toll Authority(5)       5.125      04/01/2047        17,570,588
        750,000   San Francisco, CA City & County Redevel.
                  Financing Authority (Mission Bay North
                  Redevel.)(1)                                       6.750      08/01/2041           852,818
      1,000,000   San Francisco, CA City & County Redevel.
                  Financing Authority (Mission Bay North
                  Redevel.)(1)                                       7.000      08/01/2041         1,119,210

7 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
CALIFORNIA CONTINUED
$     6,000,000   Santa Clara, CA Redevel. Agency Tax Allocation
                  (Bayshore North)(1)                                5.750%     06/01/2026   $     6,511,140
     73,990,000   Silicon Valley CA Tobacco Securitization
                  Authority                                          8.902(3)   06/01/2047         3,715,778
     28,690,000   Southern CA Tobacco Securitization Authority(1)    5.125      06/01/2046        21,858,624
    195,570,000   Southern CA Tobacco Securitization Authority       6.383(3)   06/01/2046         5,317,548
     41,325,000   Southern CA Tobacco Securitization Authority       6.400(3)   06/01/2046         1,070,731
    143,080,000   Southern CA Tobacco Securitization Authority       7.100(3)   06/01/2046         3,419,612
      1,655,000   Stockton, CA Public Financing Authority,
                  Series A(1)                                        5.250      09/01/2031         1,290,552
      1,335,000   Susanville, CA Public Financing Authority
                  (Utility Enterprises)(1)                           5.875      06/01/2035         1,388,440
      1,425,000   Susanville, CA Public Financing Authority
                  (Utility Enterprises)(1)                           6.000      06/01/2045         1,485,078
      5,425,000   Temecula, CA Public Financing Authority
                  Community Facilities District (Roripaugh)(1)       5.450      09/01/2026         3,862,003
     11,000,000   Temecula, CA Public Financing Authority
                  Community Facilities District (Roripaugh)(1)       5.500      09/01/2036         7,271,990
      4,665,000   Tustin, CA Community Facilities District
                  Special Tax (Legacy/Columbus)(1)                   6.000      09/01/2036         4,803,737
        200,000   Upland, CA Community Facilities District (San
                  Antonio)(1)                                        6.100      09/01/2034           201,948
      3,500,000   West Hollywood, CA Community Devel. Commission
                  Tax Allocation (East Side Redevel.)(1)             7.500      09/01/2042         3,923,920
         60,000   West Patterson, CA Financing Authority Special
                  Tax(1)                                             6.700      09/01/2032            60,037
         35,000   West Patterson, CA Financing Authority Special
                  Tax Community Facilities District No.
                  2001-1-A(1)                                        6.500      09/01/2026            35,041
      7,000,000   West Sacramento, CA Special Tax Community
                  Facilities District No. 27(1)                      7.000      09/01/2040         7,164,010
      4,755,000   Western Placer, CA Unified School District(1)      5.750      08/01/2049         5,123,560
     15,000,000   Westminster, CA Redevel. Agency Tax
                  Allocation(5)                                      5.750      11/01/2045        16,982,850
      7,500,000   Westminster, CA Redevel. Agency Tax
                  Allocation(5)                                      6.250      11/01/2039         8,928,000
         75,000   Woodland, CA Special Tax Community Facilities
                  District No. 1(1)                                  6.000      09/01/2028            74,838
                                                                                             ---------------
                                                                                               1,211,968,245

COLORADO--4.4%
      1,750,000   Arkansas River, CO Power Authority(1)              6.125      10/01/2040         1,824,620
      1,000,000   CO Andonea Metropolitan District No. 2(1)          6.125      12/01/2025           908,530
      2,380,000   CO Andonea Metropolitan District No. 3(1)          6.250      12/01/2035         1,982,445
      5,000,000   CO Arista Metropolitan District(1)                 6.750      12/01/2035         3,983,350
     14,000,000   CO Arista Metropolitan District                    9.250      12/01/2037        10,649,380
      3,000,000   CO Beacon Point Metropolitan District(1)           6.125      12/01/2025         3,013,650
      3,500,000   CO Beacon Point Metropolitan District(1)           6.250      12/01/2035         3,495,485
        500,000   CO Castle Oaks Metropolitan District(1)            6.125      12/01/2035           421,540
      5,505,000   CO Central Marksheffel Metropolitan District(1)    7.250      12/01/2029         5,587,850
      1,000,000   CO Confluence Metropolitan District(1)             5.400      12/01/2027           830,650
      1,000,000   CO Copperleaf Metropolitan District No. 2(1)       5.850      12/01/2026           755,310

8 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
COLORADO CONTINUED
$     1,850,000   CO Copperleaf Metropolitan District No. 2(1)       5.950%     12/01/2036   $     1,269,211
      1,025,000   CO Country Club Highlands Metropolitan
                  District(2)                                        7.250      12/01/2037           911,799
      1,500,000   CO Crystal Crossing Metropolitan District(4)       6.000      12/01/2036         1,069,695
      1,210,000   CO Educational and Cultural Facilities
                  Authority (Carbon Valley Academy Charter
                  School)                                            5.625      12/01/2036           878,642
      1,287,000   CO Elbert and Highway 86 Metropolitan
                  District(1)                                        5.750      12/01/2036           917,309
      4,475,000   CO Elbert and Highway 86 Metropolitan
                  District(4)                                        7.500      12/01/2032         2,950,233
      2,385,000   CO Elkhorn Ranch Metropolitan District             6.375      12/01/2035         2,075,904
        671,000   CO Fallbrook Metropolitan District(1)              5.625      12/01/2026           573,779
      1,800,000   CO Fossil Ridge Metropolitan District No. 1(1)     7.250      12/01/2040         1,863,702
      1,225,000   CO Health Facilities Authority Health &
                  Residential Care Facilities (Volunteers of
                  America)(1)                                        5.300      07/01/2037         1,072,647
      2,942,000   CO Heritage Todd Creek Metropolitan District(1)    5.500      12/01/2037         2,225,476
      5,080,000   CO High Plains Metropolitan District(1)            6.125      12/01/2025         4,534,459
     10,875,000   CO High Plains Metropolitan District(1)            6.250      12/01/2035         9,058,440
        491,000   CO Horse Creek Metropolitan District(1)            5.750      12/01/2036           386,471
        135,000   CO Hsg. & Finance Authority(1)                     8.400      10/01/2021           136,119
          5,000   CO Hsg. & Finance Authority (Single Family)(1)     6.800      04/01/2030             5,130
        500,000   CO Huntington Trails Metropolitan District(1)      6.250      12/01/2036           508,515
      1,700,000   CO Huntington Trails Metropolitan District(1)      8.250      12/01/2037         1,685,499
      2,500,000   CO International Center Metropolitan District
                  No. 3(1)                                           6.500      12/01/2035         2,035,050
      1,118,000   CO Liberty Ranch Metropolitan District(4)          6.250      12/01/2036           928,544
      1,875,000   CO Madre Metropolitan District No. 2(1)            5.500      12/01/2036         1,245,038
      2,800,000   CO Mountain Shadows Metropolitan District(1)       5.625      12/01/2037         2,195,676
      1,645,000   CO Multifamily Hsg. Revenue Bond Pass-Through
                  Certificates (MS Loveland/American
                  International Obligated Group)(1)                  6.000(7)   11/01/2033         1,644,852
      3,000,000   CO Murphy Creek Metropolitan District No. 3(4)     6.000      12/01/2026         1,492,110
     10,060,000   CO Murphy Creek Metropolitan District No. 3(4)     6.125      12/01/2035         4,951,532
      2,275,000   CO Neu Towne Metropolitan District(4)              7.250      12/01/2034           684,479
      1,290,000   CO North Range Metropolitan District No. 2(1)      5.500      12/15/2018         1,291,148
      1,000,000   CO North Range Metropolitan District No. 2(1)      5.500      12/15/2037           914,210
      4,500,000   CO Northwest Metropolitan District No. 3(1)        6.125      12/01/2025         4,321,530
      7,855,000   CO Northwest Metropolitan District No. 3(1)        6.250      12/01/2035         7,341,597
     12,585,000   CO Park Valley Water and Sanitation
                  Metropolitan District                              6.000(3)   12/15/2017         5,285,826
      1,590,000   CO Potomac Farms Metropolitan District(1)          7.250      12/01/2037         1,274,862
        320,000   CO Potomac Farms Metropolitan District(1)          7.625      12/01/2023           323,462
        780,000   CO Prairie Center Metropolitan District No.
                  3(1)                                               5.250      12/15/2021           772,988
      1,250,000   CO Prairie Center Metropolitan District No.
                  3(1)                                               5.400      12/15/2031         1,183,375
        970,000   CO Prairie Center Metropolitan District No.
                  3(1)                                               5.400      12/15/2031           918,299
      2,259,000   CO Regency Metropolitan District                   5.750      12/01/2036         1,805,235
     16,250,000   CO Regional Transportation District (Denver
                  Transportation Partners)(1)                        6.000      01/15/2034        18,088,850

9 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
COLORADO CONTINUED
$     6,530,000   CO Regional Transportation District (Denver
                  Transportation Partners)(1)                        6.000%     01/15/2041   $     7,164,977
      3,500,000   CO Regional Transportation District COP
                  (Denver Transportation Partners)(1)                5.375      06/01/2031         3,899,910
      1,750,000   CO Serenity Ridge Metropolitan District No.
                  2(4)                                               7.500      12/01/2034           841,820
        500,000   CO Silver Peaks Metropolitan District(1)           5.750      12/01/2036           356,375
      5,153,000   CO Sorrell Ranch Metropolitan District(1)          5.750      12/01/2036         4,949,817
      1,720,000   CO Sorrell Ranch Metropolitan District(4)          6.750      12/15/2036         1,661,486
      1,315,000   CO Stoneridge Metropolitan District(1)             5.625      12/01/2036         1,100,168
      8,000,000   CO Talon Pointe Metropolitan District              8.000      12/01/2039         8,066,880
        655,000   CO Todd Creek Farms Metropolitan District No.
                  1(2)                                               6.125      12/01/2019           326,825
        695,000   CO Traditions Metropolitan District No. 2(1)       5.750      12/01/2036           634,570
      4,390,000   CO Traditions Metropolitan District No. 2 CAB      0.000(6)   12/15/2037         3,827,158
      3,755,000   CO Waterview I Metropolitan District               8.000      12/15/2032         3,739,454
        500,000   CO Wheatlands Metropolitan District(1)             6.000      12/01/2025           448,905
      2,500,000   CO Wheatlands Metropolitan District(1)             6.125      12/01/2035         2,083,900
      4,000,000   CO Wheatlands Metropolitan District No. 2          8.250      12/15/2035         4,022,880
        500,000   CO Wyndham Hill Metropolitan District(1)           6.250      12/01/2025           449,630
        892,000   CO Wyndham Hill Metropolitan District(1)           6.375      12/01/2035           754,926
     18,510,000   Colorado Springs, CO Urban Renewal (University
                  Village Colorado)                                  7.000      12/01/2029        12,181,616
     52,375,000   Denver, CO City & County Airport Special
                  Facilities (United Air Lines)(1)                   5.250      10/01/2032        51,028,439
     35,200,000   Denver, CO City & County Airport Special
                  Facilities (United Air Lines)(1)                   5.750      10/01/2032        35,671,680
        950,000   Denver, CO International Business Center
                  Metropolitan District No. 1(1)                     5.000      12/01/2030           969,570
      1,700,000   Denver, CO International Business Center
                  Metropolitan District No. 1(1)                     5.375      12/01/2035         1,735,054
        675,000   Eagle County, CO Airport Terminal Corp.(1)         5.250      05/01/2020           671,477
        750,000   Tabernash Meadows, CO Water & Sanitation
                  District(1)                                        7.125      12/01/2034           833,858
     20,183,519   Woodmen Heights, CO Metropolitan District No. 1    0.000(6)   12/15/2041         7,947,462
      5,632,763   Woodmen Heights, CO Metropolitan District No.
                  1(1)                                               6.000      12/01/2041         5,015,750
                                                                                             ---------------
                                                                                                 284,659,090

CONNECTICUT--0.1%
         25,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                  Hospital Foundation Obligated Group)               6.500      07/01/2012            25,103
         20,000   CT H&EFA (St. Mary's Hospital Corp.)(1)            5.500      07/01/2012            20,025
        470,000   Georgetown, CT Special Taxing District(2)          5.125      10/01/2036           213,112
      3,750,000   Mashantucket, CT Western Pequot Tribe, Series
                  B(2)                                               5.500      09/01/2036         1,470,300
      1,750,000   Mashantucket, CT Western Pequot Tribe, Series
                  B(2)                                               5.750      09/01/2027           686,175
      6,000,000   Mashantucket, CT Western Pequot Tribe, Series
                  B(2),(8)                                           6.500      09/01/2031         2,365,920
                                                                                             ---------------
                                                                                                   4,780,635

10 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
DELAWARE--0.1%
$     1,400,000   Bridgeville, DE Special Obligation (Heritage
                  Shores)(1)                                         5.450%     07/01/2035   $     1,077,860
      6,939,000   Millsboro, DE Special Obligation (Plantation
                  Lakes)(1)                                          5.450      07/01/2036         5,477,438
                                                                                             ---------------
                                                                                                   6,555,298

DISTRICT OF COLUMBIA--3.5%
     10,000,000   District of Columbia (Howard University)(1)        6.250      10/01/2032        11,269,700
     25,610,000   District of Columbia (Howard University)(1)        6.500      10/01/2041        28,495,991
      5,000,000   District of Columbia (National Public Radio)(5)    5.000      04/01/2035         5,408,650
     28,525,000   District of Columbia (National Public Radio)(5)    5.000      04/01/2043        29,378,147
      3,200,000   District of Columbia Center for Strategic &
                  International Studies(1)                           6.375      03/01/2031         3,365,920
      2,000,000   District of Columbia Center for Strategic &
                  International Studies(1)                           6.625      03/01/2041         2,139,000
         95,000   District of Columbia Tobacco Settlement
                  Financing Corp.                                    6.250      05/15/2024            95,497
     32,680,000   District of Columbia Tobacco Settlement
                  Financing Corp.(1)                                 6.750      05/15/2040        32,815,622
  1,375,680,000   District of Columbia Tobacco Settlement
                  Financing Corp. (TASC)                             6.897(3)   06/15/2055        13,756,800
  1,055,000,000   District of Columbia Tobacco Settlement
                  Financing Corp. (TASC)                             7.250(3)   06/15/2055         9,062,450
     29,315,000   Metropolitan Washington D.C. Airport
                  Authority(5)                                       5.000      10/01/2032        30,328,668
     16,615,000   Metropolitan Washington D.C. Airport Authority
                  (Dulles Toll Road)                                 1.060(3)   10/01/2041        15,059,005
     38,485,000   Metropolitan Washington D.C. Airport Authority
                  (Dulles Toll Road-Metrorail)(1)                    0.000(6)   10/01/2044        30,562,478
     12,100,000   Metropolitan Washington D.C. Airport
                  Authority, Series B(5)                             5.000      10/01/2034        12,324,306
                                                                                             ---------------
                                                                                                 224,062,234

FLORIDA--13.2%
      1,040,000   Aberdeen, FL Community Devel. District(2)          5.250      11/01/2015           542,443
        300,000   Aberdeen, FL Community Devel. District(2)          5.500      11/01/2011           156,432
     22,500,000   Aberdeen, FL Community Devel. District(4)          5.500      05/01/2036        11,449,575
      8,000,000   Alachua County, FL Industrial Devel. Revenue
                  (North Florida Retirement Village)(1)              5.875      11/15/2042         6,983,680
      5,350,000   Amelia Concourse, FL Community Devel.
                  District(2)                                        5.750      05/01/2038         2,090,620
        185,000   Arborwood, FL Community Devel. District
                  (Centex Homes)(1)                                  5.250      05/01/2016           177,027
     13,820,000   Arlington Ridge, FL Community Devel.
                  District(4)                                        5.500      05/01/2036         5,477,142
      2,200,000   Avelar Creek, FL Community Devel. District(1)      5.375      05/01/2036         1,992,628
      1,045,000   Avignon Villages, FL Community Devel.
                  District(2)                                        5.300      05/01/2014           261,219
        755,000   Avignon Villages, FL Community Devel.
                  District(2)                                        5.400      05/01/2037           188,795
     14,970,000   Baker, FL Correctional Devel. Corp. (Detention
                  Center)                                            7.500      02/01/2030        13,988,118
      2,150,000   Bay Laurel Center, FL Community Devel.
                  District Special Assessment(1)                     5.450      05/01/2037         1,894,494
        225,000   Bayshore, FL Hsg. Corp.(2)                         8.000      12/01/2016            58,937

11 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$    10,040,000   Baywinds, FL Community Devel. District(1)          5.250%     05/01/2037   $     5,220,097
      4,260,000   Baywinds, FL Community Devel. District             7.020      05/01/2022         2,984,854
     10,640,000   Bella Verde, FL Golf Community Devel.
                  District(2)                                        7.250      12/18/2008         2,943,662
     10,000,000   Bonnet Creek, FL Resort Community Devel.
                  District Special Assessment(1)                     7.375      05/01/2034        10,012,800
      9,625,000   Bonnet Creek, FL Resort Community Devel.
                  District Special Assessment(1)                     7.500      05/01/2034         9,648,774
      3,780,000   Boynton Village, FL Community Devel. District
                  Special Assessment(2)                              6.000      05/01/2038         3,215,041
        360,000   Broward County, FL HFA (Single Family)(1)          5.000      10/01/2039           360,716
         15,000   Broward County, FL HFA (Stirling Apartments)(1)    5.600      10/01/2018            15,008
        125,000   Broward County, FL HFA (Stirling Apartments)(1)    5.750      04/01/2038           124,996
      5,845,000   Buckeye Park, FL Community Devel. District(2)      7.875      05/01/2038         2,627,620
        755,000   Cascades, FL Groveland Community Devel.
                  District(1)                                        5.300      05/01/2036           566,643
     25,500,000   CFM, FL Community Devel. District, Series A(2)     6.250      05/01/2035        10,946,385
     12,480,000   Chapel Creek, FL Community Devel. District
                  Special Assessment(2)                              5.500      05/01/2038         5,247,091
     26,530,000   Clearwater Cay, FL Community Devel. District(2)    5.500      05/01/2037        10,115,889
         55,000   Collier County, FL IDA (Allete)(1)                 6.500      10/01/2025            55,033
     16,095,000   Concord Stations, FL Community Devel.
                  District(1)                                        5.300      05/01/2035         9,278,607
      3,775,000   Connerton West, FL Community Devel. District(2)    5.125      05/01/2016         1,321,628
      4,310,000   Connerton West, FL Community Devel. District(2)    5.400      05/01/2038         1,509,491
      4,800,000   Copperstone, FL Community Devel. District(1)       5.200      05/01/2038         3,748,272
      3,230,000   Creekside, FL Community Devel. District(2)         5.200      05/01/2038         1,357,827
      2,625,000   Crosscreek, FL Community Devel. District(2)        5.500      05/01/2017         1,130,036
      1,255,000   Crosscreek, FL Community Devel. District(2)        5.600      05/01/2039           540,516
      9,100,000   Cypress Creek of Hillsborough County, FL
                  Community Devel. District(1)                       5.350      05/01/2037         5,700,968
         45,000   Dade County, FL HFA (Golden Lakes
                  Apartments)(1)                                     6.050      11/01/2039            45,005
         90,000   Dade County, FL HFA (Siesta Pointe
                  Apartments)(1)                                     5.650      09/01/2017            90,171
      1,520,000   Dade County, FL IDA (Miami Cerebral Palsy
                  Residence)(1)                                      8.000      06/01/2022         1,519,742
         75,000   Dade County, FL Res Rec                            5.500      10/01/2013            75,281
      7,745,000   Deer Run, FL Community Devel. District Special
                  Assessment(2)                                      7.625      05/01/2039         4,192,291
      2,480,000   Durbin Crossing, FL Community Devel. District
                  Special Assessment(2)                              5.250      11/01/2015         1,981,297
      3,130,000   East Homestead, FL Community Devel. District(1)    5.375      05/01/2036         2,352,195
      2,160,000   East Park, FL Community Devel. District
                  Special Assessment(2)                              7.500      05/01/2039         1,620,994
      1,035,000   Easton Park, FL Community Devel. District(1)       5.200      05/01/2037           918,707
     30,615,000   Fiddler's Creek, FL Community Devel. District
                  No. 2(2)                                           6.000      05/01/2038        14,861,746
      3,085,000   FL Capital Trust Agency (American
                  Opportunity)(2)                                    5.750      06/01/2023         1,758,481
      2,000,000   FL Capital Trust Agency (American
                  Opportunity)(2)                                    5.875      06/01/2038         1,140,020
        940,000   FL Capital Trust Agency (American
                  Opportunity)(2)                                    7.250      06/01/2038             5,339

12 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$       685,000   FL Capital Trust Agency (American
                  Opportunity)(2)                                    8.250%     06/01/2038   $         5,706
      7,000,000   FL Capital Trust Agency (Atlantic Hsg.
                  Foundation)(2)                                     7.000      07/15/2032         3,149,580
     13,000,000   FL Capital Trust Agency (Atlantic Hsg.
                  Foundation)(2)                                     8.260      07/15/2038         5,849,220
      1,750,000   FL Capital Trust Agency (Miami Community
                  Charter School)(1)                                 7.000      10/15/2040         1,741,373
      2,290,000   FL Gateway Services Community Devel. District
                  (Sun City Center)(1)                               6.500      05/01/2033         2,294,649
      1,480,000   FL Gateway Services District (Water & Sewer)(1)    6.000      10/01/2019         1,502,156
         30,000   FL HFA (Hsg. Partners of Panama City)(1)           5.700      05/01/2037            29,842
        115,000   FL HFA (Reserve at Kanapaha)(1)                    5.700      07/01/2037           112,881
         20,000   FL HFA (Spinnaker Cove Apartments)(1)              6.500      07/01/2036            20,150
      1,345,000   FL HFA (St. Cloud Village Associates)              8.000      02/15/2030         1,151,818
         95,000   FL HFA (Stoddert Arms Apartments)(1)               6.250      09/01/2026            95,047
         35,000   FL HFA (Willow Lake Apartments)(1)                 5.250      01/01/2021            35,004
         70,000   FL HFA (Willow Lake Apartments)(1)                 5.350      07/01/2027            68,431
        100,000   FL HFC (Ashton Point Apartments)(1)                5.750      07/01/2036           100,093
         75,000   FL HFC (Brittany of Rosemont)(1)                   6.250      07/01/2035            75,014
         20,000   FL HFC (East Lake Apartments)(1)                   5.050      10/01/2026            19,979
         45,000   FL HFC (Grande Pointe Apartments)(1)               6.000      07/01/2038            45,047
         25,000   FL HFC (Raceway Pointe Apartments)(1)              5.950      09/01/2032            25,044
         10,000   FL HFC (River Trace Senior Apartments)(1)          5.800      01/01/2041            10,009
         10,000   FL HFC (Sanctuary Winterlakes)(1)                  5.850      09/01/2026            10,013
        170,000   FL HFC (Spring Harbor Apartments)(1)               5.900      08/01/2039           170,017
         10,000   FL HFC (Sundance Pointe Associates)(1)             5.850      02/01/2037            10,010
      4,910,000   FL HFC (Westchase Apartments)                      6.610      07/01/2038         3,520,814
      1,400,000   FL Higher Educational Facilities Financial
                  Authority (University of Tampa)(1)                 5.250      04/01/2042         1,474,620
      8,170,000   FL Island at Doral III Community Devel.
                  District Special Assessment(1)                     5.900      05/01/2035         8,170,735
      3,400,000   FL Lake Ashton II Community Devel. District(4)     5.375      05/01/2036         2,741,998
      1,555,000   FL New Port Tampa Bay Community Devel.
                  District(2)                                        5.300      11/01/2012           373,184
     24,390,000   FL New Port Tampa Bay Community Devel.
                  District(2)                                        5.875      05/01/2038         5,853,356
      1,500,000   FL Parker Road Community Devel. District           5.350      05/01/2015           637,680
      1,415,000   FL Parker Road Community Devel. District           5.600      05/01/2038           601,856
      1,480,000   Flora Ridge, FL Educational Facilities Benefit
                  District(1)                                        5.300      05/01/2037         1,244,384
      4,248,132   Forest Creek, FL Community Devel.
                  District(4),(9)                                    5.450      05/01/2036         2,741,659
      1,510,000   Forest Creek, FL Community Devel. District(1)      5.450      05/01/2036         1,492,076
         65,000   Forest Creek, FL Community Devel.
                  District(4),(9)                                    7.000      11/01/2013            63,856
      8,135,000   Glades, FL Correctional Devel. Corp. (Glades
                  County Detention)(1)                               7.375      03/01/2030         8,233,678
     11,500,000   Greater Lakes/Sawgrass Bay, FL Community
                  Devel. District(2)                                 5.500      05/01/2038         4,962,250
          5,000   Greyhawk Landing, FL Community Devel. District
                  Special Assessment(1)                              7.000      05/01/2033             5,051

13 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$     5,570,000   Hammocks, FL Community Devel. District Special
                  Assessment(1)                                      5.500%     05/01/2037   $     4,806,520
      3,400,000   Harrison Ranch, FL Community Devel. District(1)    5.300      05/01/2038         3,160,266
     10,770,000   Heritage Bay, FL Community Devel. District(1)      5.500      05/01/2036        10,814,049
     17,080,000   Heritage Harbour North, FL Community Devel.
                  District(1)                                        6.375      05/01/2038        15,507,957
      1,910,000   Heritage Plantation, FL Community Devel.
                  District(2)                                        5.100      11/01/2013           765,490
      3,480,000   Heritage Plantation, FL Community Devel.
                  District(4)                                        5.400      05/01/2037         1,395,689
        930,000   Highland Meadows, FL Community Devel. District
                  Special Assessment, Series A(2)                    5.500      05/01/2036           369,452
     13,500,000   Highlands County, FL Health Facilities
                  Authority (ABH/AGH/AHSGA Obligated Group)(5)       5.125      11/15/2032        14,248,710
     10,000,000   Highlands County, FL Health Facilities
                  Authority (ABH/AGH/AHSGA Obligated Group)(5)       5.250      11/15/2036        10,554,600
      4,835,000   Highlands, FL Community Devel. District(2)         5.550      05/01/2036         2,933,926
      6,020,000   Hillsborough County, FL IDA (H. Lee Moffitt
                  Cancer Center)(1)                                  5.000      07/01/2031         6,222,994
      2,000,000   Hillsborough County, FL IDA (National Gypsum
                  Company)(1)                                        7.125      04/01/2030         1,988,840
      8,150,000   Hillsborough County, FL IDA (Senior Care
                  Group)(1)                                          6.700      07/01/2021         8,154,564
      6,035,000   Hillsborough County, FL IDA (Senior Care
                  Group)(1)                                          6.750      07/01/2029         6,036,086
     10,930,000   Indigo, FL Community Devel. District               5.750      05/01/2036         6,136,539
      1,095,000   Keys Cove, FL Community Devel. District(1)         5.875      05/01/2035         1,142,041
     17,000,000   Lakeland, FL Energy System(5)                      5.250      10/01/2036        20,821,940
      2,000,000   Lakeside Landings, FL Devel. District(2)           5.250      05/01/2013           821,080
        750,000   Lakeside Landings, FL Devel. District(2)           5.500      05/01/2038           308,130
      8,770,000   Lakewood Ranch, FL Stewardship District(1)         5.500      05/01/2036         6,782,806
     16,590,000   Lakewood Ranch, FL Stewardship District
                  (Country Club East Investors)(1)                   5.400      05/01/2037        14,040,117
          5,000   Lee County, FL IDA (Cypress Cove Healthpark)(1)    6.250      10/01/2017             4,521
      1,100,000   Legends Bay, FL Community Devel. District          5.500      05/01/2014           930,941
      4,145,000   Legends Bay, FL Community Devel. District          5.875      05/01/2038         2,881,604
        100,000   Leon County, FL Educational Facilities
                  Authority (Southgate Residence Hall)(1)            6.750      09/01/2028            94,989
      1,315,000   Liberty County, FL Revenue (Twin Oaks)(1)          8.250      07/01/2028         1,323,192
      1,355,000   Madison County, FL Mtg. (Twin Oaks)(1)             6.000      07/01/2025         1,282,006
      5,000,000   Magnolia Creek, FL Community Devel. District(2)    5.600      05/01/2014         2,001,000
      5,360,000   Magnolia Creek, FL Community Devel. District(2)    5.900      05/01/2039         2,146,251
      2,805,000   Magnolia West, FL Community Devel. District
                  Special Assessment(2)                              5.350      05/01/2037         1,546,873
      2,900,000   Main Street, FL Community Devel. District(1)       6.800      05/01/2038         2,686,618
     14,915,000   Martin County, FL IDA (Indiantown
                  Cogeneration)(1)                                   7.875      12/15/2025        14,968,843
      1,235,000   Martin County, FL IDA (Indiantown
                  Cogeneration)(1)                                   8.050      12/15/2025         1,239,458
     15,000,000   Miami-Dade County, FL Aviation (Miami
                  International Airport)(5)                          5.000      10/01/2040        15,505,950

14 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$     2,700,000   Miami-Dade County, FL Aviation (Miami
                  International Airport)(1)                          5.375%     10/01/2035   $     3,009,015
     16,975,000   Miami-Dade County, FL Building Better
                  Communities(1)                                     5.000      07/01/2041        18,559,447
     10,000,000   Miami-Dade County, FL School Board COP(5)          5.000      02/01/2027        10,960,800
     10,000,000   Miami-Dade County, FL School Board COP(5)          5.250      02/01/2027        11,110,500
     50,000,000   Miami-Dade County, FL School Board COP(5)          5.375      02/01/2034        54,757,500
     18,190,000   Miromar Lakes, FL Community Devel. District(1)     6.875      05/01/2035        16,887,232
      9,135,000   Miromar Lakes, FL Community Devel. District(1)     7.375      05/01/2032         8,989,754
     13,015,000   Montecito, FL Community Devel. District(2)         5.100      05/01/2013         5,416,062
      5,525,000   Montecito, FL Community Devel. District            5.500      05/01/2037         2,300,942
        635,000   Moody River, FL Estates Community Devel.
                  District(1)                                        5.350      05/01/2036           418,465
     15,480,000   Myrtle Creek, FL Improvement District Special
                  Assessment(1)                                      5.200      05/01/2037        12,843,911
     10,890,000   Nassau County, FL (Nassau Care Centers)(1)         6.900      01/01/2038        10,218,305
      5,305,000   Naturewalk, FL Community Devel. District(4),(9)    5.300      05/01/2016         2,659,397
      6,320,000   Naturewalk, FL Community Devel. District(4),(9)    5.500      05/01/2038         3,169,986
     13,100,000   North Springs, FL Improvement District
                  (Parkland Golf-Country Club)(1)                    5.450      05/01/2026        12,247,321
      3,775,000   Oak Creek, FL Community Devel. District
                  Special Assessment(1)                              5.800      05/01/2035         3,395,537
      2,750,000   Oakmont Grove, FL Community Devel. District
                  Special Assessment(2)                              5.250      05/01/2012           962,610
      4,595,000   Oakmont Grove, FL Community Devel. District
                  Special Assessment(2)                              5.400      05/01/2038         1,609,537
      2,865,000   Old Palm, FL Community Devel. District (Palm
                  Beach Gardens)(1)                                  5.375      05/01/2014         2,850,818
      1,535,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)(1)               8.875      07/01/2021         1,545,515
      3,200,000   Orange County, FL Health Facilities Authority
                  (GF Orlando/CFGH Obligated Group)(1)               9.000      07/01/2031         3,219,264
        750,000   Orange County, FL Health Facilities Authority
                  (Orlando Lutheran Tower)(1)                        5.500      07/01/2032           719,085
        100,000   Orange County, FL HFA (Loma Vista)(1)              5.450      09/01/2024            99,372
      3,000,000   Orange County, FL HFA (Loma Vista)(1)              5.500      03/01/2032         2,843,760
          5,000   Orange County, FL HFA (Park Avenue Villas)(1)      5.250      09/01/2031             5,004
      3,750,000   Palm Bay, FL Educational Facilities (Patriot
                  Charter School)(2)                                 7.000      07/01/2036         1,012,463
     13,000,000   Palm Beach County, FL Health Facilities
                  Authority (Bethesda Healthcare System)(1)          5.250      07/01/2040        13,939,640
         55,000   Palm Beach County, FL HFA (Golden Lake Hsg.
                  Assoc.)(1)                                         6.100      08/01/2029            55,076
     13,340,000   Palm Coast Park, FL Community Devel. District
                  Special Assessment(1)                              5.700      05/01/2037         8,708,085
      2,600,000   Palm Glades, FL Community Devel. District(1)       5.300      05/01/2036         2,165,722
      6,360,000   Palm Glades, FL Community Devel. District
                  Special Assessment(1)                              7.125      05/01/2039         5,834,791

15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$     1,850,000   Palm River, FL Community Devel. District(2)        5.150%     05/01/2013   $       736,929
      1,565,000   Palm River, FL Community Devel. District(2)        5.375      05/01/2036           623,887
      1,505,000   Panther Trails, FL Community Devel. District(1)    5.600      05/01/2036         1,505,406
      1,495,000   Parkway Center, FL Community Devel. District,
                  Series A(1)                                        6.300      05/01/2034         1,265,009
      6,130,000   Pine Ridge Plantation, FL Community Devel.
                  District(2)                                        5.400      05/01/2037         4,030,782
      2,250,000   Pinellas County, FL Educational Facilities
                  Authority (Pinellas Prep Academy)(1)               7.125      09/15/2041         2,378,543
      4,615,000   Pinellas County, FL Health Facility Authority
                  (St. Mark Village)(1)                              5.650      05/01/2037         4,186,128
         30,000   Pinellas County, FL HFA (Single Family Hsg.)(1)    5.200      03/01/2037            30,285
      1,805,000   Poinciana West, FL Community Devel. District
                  Special Assessment(1)                              6.000      05/01/2037         1,727,006
      1,500,000   Port St. Lucie, FL Special Assessment (Peacock
                  & Lowry)(1)                                        5.350      07/01/2027         1,341,705
     10,200,000   Portico, FL Community Devel. District(1)           5.450      05/01/2037         4,910,688
      3,005,000   Portofino Cove, FL Community Devel. District
                  Special Assessment(2)                              5.500      05/01/2038         1,192,204
      5,905,000   Portofino Isles, FL Community Devel. District
                  (Portofino Court)(2)                               5.600      05/01/2036         1,747,290
      1,000,000   Portofino Landings, FL Community Devel.
                  District Special Assessment(2)                     5.200      05/01/2017           396,580
      1,955,000   Portofino Landings, FL Community Devel.
                  District Special Assessment(2)                     5.400      05/01/2038           775,627
      2,470,000   Portofino Vista, FL Community Devel.
                  District(2)                                        5.000      05/01/2013           979,207
      2,875,000   Quarry, FL Community Devel. District(1)            5.500      05/01/2036         2,484,288
        455,000   Renaissance Commons, FL Community Devel.
                  District, Series A(1)                              5.600      05/01/2036           401,064
      7,200,000   Reunion East, FL Community Devel. District(4)      5.800      05/01/2036         3,242,592
      3,070,000   Reunion East, FL Community Devel. District(4)      7.375      05/01/2033         1,507,892
      6,930,000   Reunion East, FL Community Devel. District(1)      7.375      05/01/2033         7,069,362
      6,415,000   Ridgewood Trails, FL Community Devel.
                  District(4)                                        5.650      05/01/2038         3,359,215
      9,195,000   River Bend, FL Community Devel. District(2)        5.450      05/01/2035         3,980,056
      5,795,000   River Bend, FL Community Devel. District(2)        7.125      11/01/2015         2,495,617
      7,890,000   River Glen, FL Community Devel. District
                  Special Assessment(2)                              5.450      05/01/2038         3,160,182
      2,800,000   Rolling Hills, FL Community Devel. District(4)     5.125      11/01/2013           980,112
      8,210,000   Rolling Hills, FL Community Devel. District(4)     5.450      05/01/2037         2,875,470
        200,000   Santa Rosa Bay, FL Bridge Authority                6.250      07/01/2028            96,720
      1,895,000   Sarasota County, FL Educational Facilities
                  (School of Arts & Sciences)(1)                     6.500      07/01/2040         1,950,353
      4,410,000   Seminole County, FL IDA (Progressive Health)(1)    7.500      03/01/2035         4,088,599
        775,000   Six Mile Creek, FL Community Devel. District(4)    5.500      05/01/2017           201,570
      8,625,000   Six Mile Creek, FL Community Devel. District(4)    5.875      05/01/2038         2,243,621
      6,900,000   South Bay, FL Community Devel. District(2)         5.125      11/01/2009         2,212,416
     14,510,000   South Bay, FL Community Devel. District(2)         5.375      05/01/2013         3,165,211

16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$    16,775,000   South Bay, FL Community Devel. District(2)         5.950%     05/01/2036   $     5,381,756
     10,785,000   South Fork East, FL Community Devel.
                  District(1)                                        5.350      05/01/2036         8,837,768
      3,615,000   South Fork East, FL Community Devel.
                  District(2)                                        6.500      05/01/2038         1,521,264
      2,075,000   South Fork East, FL Community Devel. District      7.000      11/01/2015         1,669,960
      3,800,000   St. John's Forest, FL Community Devel.
                  District, Series A(1)                              6.125      05/01/2034         3,712,562
      3,100,000   St. Johns County, FL IDA (Glenmoor Health
                  Care)(1)                                           5.375      01/01/2040         2,427,052
      3,500,000   St. Johns County, FL IDA (Presbyterian
                  Retirement)(1)                                     5.875      08/01/2040         3,740,065
      3,500,000   St. Johns County, FL IDA (Presbyterian
                  Retirement)(1)                                     6.000      08/01/2045         3,781,890
      1,000,000   St. Johns County, FL IDA (St. John's County
                  Welfare Federation)(1)                             5.250      10/01/2041           793,310
      5,800,000   Sweetwater Creek, FL Community Devel.
                  District(2)                                        5.500      05/01/2038         2,032,088
      1,000,000   Tavares, FL First Mtg. (Osprey Lodge
                  Lakeview)(1)                                       8.375      07/01/2036         1,031,000
      1,360,000   Tavares, FL First Mtg. (Osprey Lodge
                  Lakeview)(1)                                       8.750      07/01/2046         1,407,314
     16,765,000   Tern Bay, FL Community Devel. District(2)          5.000      05/01/2015         4,159,229
     19,075,000   Tern Bay, FL Community Devel. District(2)          5.375      05/01/2037         4,733,652
      2,740,000   Town Center, FL at Palm Coast Community Devel.
                  District(1)                                        6.000      05/01/2036         2,010,530
      4,950,000   Treeline, FL Preservation Community Devel.
                  District(4)                                        6.800      05/01/2039         2,395,850
        685,000   Turnbull Creek, FL Community Devel. District
                  Special Assessment(1)                              5.250      05/01/2037           477,637
      1,320,000   Two Creeks, FL Community Devel. District(1)        5.250      05/01/2037           930,085
     10,045,000   Verandah East, FL Community Devel. District(1)     5.400      05/01/2037         5,827,105
      7,405,000   Verano Center, FL Community Devel. District(1)     5.375      05/01/2037         4,666,631
      2,400,000   Villa Portofino East, FL Community Devel.
                  District(1)                                        5.200      05/01/2037         1,986,216
      1,265,000   Villa Vizcaya, FL Community Devel. District
                  Special Assessment(2)                              5.550      05/01/2039           638,825
      1,955,000   Villages of Westport, FL Community Devel.
                  District                                           5.400      05/01/2020         1,385,137
      8,340,000   Villages of Westport, FL Community Devel.
                  District                                           5.700      05/01/2035         4,883,404
      2,645,000   Villagewalk of Bonita Springs, FL Community
                  Devel. District(1)                                 5.150      05/01/2038         2,148,904
      4,395,000   Waterford Estates, FL Community Devel.
                  District Special Assessment(2)                     5.125      05/01/2013         1,310,765
      3,350,000   Waterford Estates, FL Community Devel.
                  District Special Assessment(2)                     5.500      05/01/2037           999,674
      3,710,000   Watergrass, FL Community Devel. District
                  Special Assessment(1)                              5.125      11/01/2014         2,669,976
      2,270,000   Watergrass, FL Community Devel. District
                  Special Assessment(1)                              5.375      05/01/2039         1,160,992
      3,190,000   Waterlefe, FL Community Devel. District Golf
                  Course(2)                                          8.125      10/01/2025           239,250
      6,425,000   Waters Edge, FL Community Devel. District(2)       5.350      05/01/2039         2,835,995
      3,025,000   Waters Edge, FL Community Devel. District(2)       5.400      05/01/2039         1,335,265
     14,800,000   Waterstone, FL Community Devel. District(2)        5.500      05/01/2018         5,933,468
      1,800,000   West Villages, FL Improvement District             5.350      05/01/2015         1,390,356
     14,735,000   West Villages, FL Improvement District(2)          5.500      05/01/2037         6,589,345

17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
FLORIDA CONTINUED
$    20,200,000   West Villages, FL Improvement District             5.500%     05/01/2038   $     9,445,924
     18,550,000   West Villages, FL Improvement District             5.800      05/01/2036         8,911,235
     14,925,000   Westridge, FL Community Devel. District(2)         5.800      05/01/2037         5,683,589
     11,210,000   Westside, FL Community Devel. District(4)          5.650      05/01/2037         4,722,885
     17,340,000   Westside, FL Community Devel. District(4)          7.200      05/01/2038         7,275,864
      7,420,000   Wyld Palms, FL Community Devel. District(2)        5.400      05/01/2015         2,300,200
      4,340,000   Wyld Palms, FL Community Devel. District(2)        5.500      05/01/2038         1,345,921
      3,830,000   Zephyr Ridge, FL Community Devel. District(2)      5.250      05/01/2013         1,524,493
      2,665,000   Zephyr Ridge, FL Community Devel. District(2)      5.625      05/01/2037         1,061,549
                                                                                             ---------------
                                                                                                 841,929,167

GEORGIA--1.3%
         60,000   Acworth, GA Hsg. Authority (Wingate Falls
                  Apartments)(1)                                     6.200      03/01/2027            60,093
         25,000   Acworth, GA Hsg. Authority (Wingate Falls
                  Apartments)(1)                                     6.200      03/01/2029            25,034
         35,000   Americus-Sumter County, GA Hospital Authority
                  (South Georgia Methodist Home for the Aging)(1)    6.250      05/15/2016            35,030
      2,575,000   Atlanta, GA Devel. Authority Student Hsg.
                  (Clark Atlanta University)                         6.250      07/01/2014         1,905,526
      3,000,000   Atlanta, GA Devel. Authority Student Hsg.
                  (Clark Atlanta University)                         6.250      07/01/2036         1,799,910
      4,400,000   Atlanta, GA Tax Allocation (Beltline)(1)           7.500      01/01/2031         4,950,572
        770,000   Atlanta, GA Tax Allocation (Beltline)(1)           7.500      01/01/2031           841,903
        140,000   Atlanta, GA Urban Residential Finance
                  Authority (Spring Branch Apartments)(2)            4.250      04/01/2026            42,959
        210,000   Charlton County, GA Solid Waste Management
                  Authority (Chesser Island Road Landfill)(1)        7.375      04/01/2018           210,082
         15,000   Cherokee County, GA Hospital Authority (RT
                  Jones Memorial Hospital)(1)                        7.300      12/01/2013            15,919
         50,000   Crisp County, GA Devel. Authority
                  (International Paper Company)(1)                   6.200      02/01/2020            50,386
        430,000   East Point, GA (Camp Creek), Series B(1)           8.000      02/01/2026           431,686
     31,945,000   Fulton County, GA Devel. Authority (Piedmont
                  Healthcare)(5)                                     5.000      06/15/2029        34,617,518
     13,730,000   Fulton County, GA Devel. Authority (Piedmont
                  Healthcare/Piedmont Hospital/Piedmont Hospital
                  Foundation Obligated Group)(5)                     5.250      06/15/2037        14,762,221
      6,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)(1)                    5.000      07/01/2027         5,134,380
      2,770,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)(1)                    5.000      07/01/2029         2,312,202
      1,000,000   Fulton County, GA Residential Care Facilities
                  (Lenbrook Square Foundation)(1)                    5.125      07/01/2042           780,350
     24,150,000   Irwin County, GA COP(2)                            8.000      08/01/2037         9,730,277
      2,000,000   Marietta, GA Devel. Authority (University
                  Facilities)(1)                                     7.000      06/15/2039         2,051,680
        430,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(1)                                       6.850      01/01/2019           443,257

18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
GEORGIA CONTINUED
$     1,055,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(1)                                       7.400%     01/01/2024   $     1,071,353
      2,985,000   Savannah, GA EDA (Skidway Health & Living
                  Services)(1)                                       7.400      01/01/2034         3,012,104
                                                                                             ---------------
                                                                                                  84,284,442

HAWAII--0.1%
        400,000   HI Dept. of Transportation (Continental
                  Airlines)(1)                                       5.625      11/15/2027           373,100
      6,450,000   HI Dept. of Transportation (Continental
                  Airlines)                                          7.000      06/01/2020         6,451,355
      1,000,000   Kuakini, HI Health System (KMC/KHS/KGC/KSS
                  Obligated Group)(1)                                6.300      07/01/2022         1,000,300
                                                                                             ---------------
                                                                                                   7,824,755

IDAHO--0.0%
          5,000   ID Hsg. & Finance Assoc. (Single Family
                  Mtg.)(1)                                           5.350      01/01/2025             5,120
      1,900,000   Nampa, ID Local Improvement District No. 148       6.625      09/01/2030         1,941,572
                                                                                             ---------------
                                                                                                   1,946,692

ILLINOIS--7.0%
      1,300,000   Annawan, IL Tax Increment (Patriot Renewable
                  Fuels)(1)                                          5.625      01/01/2018         1,099,553
      4,000,000   Bolingbrook, IL Will and Du Page Counties
                  Wastewater Facilities (Crossroads Treatment)(1)    6.600      01/01/2035         3,640,120
     30,685,000   Caseyville, IL Tax (Forest Lakes)                  7.000      12/30/2022        18,647,275
      5,000,000   Chicago, IL Board of Education(1)                  5.000      12/01/2041         5,388,500
     10,000,000   Chicago, IL Board of Education(1)                  5.500      12/01/2039        11,324,700
     32,500,000   Chicago, IL GO(5)                                  5.250      01/01/2033        34,907,275
         65,000   Chicago, IL Midway Airport, Series B(1)            5.625      01/01/2029            65,072
         35,000   Chicago, IL Multifamily Hsg. (Cottage View
                  Terrace)(1)                                        6.125      02/20/2042            35,229
      8,000,000   Chicago, IL Transit Authority Sales Tax
                  Receipts(1)                                        5.250      12/01/2040         8,887,040
     10,032,000   Cortland, IL Special Tax (Sheaffer System)(4)      5.500      03/01/2017         6,384,866
        915,000   Country Club Hills, IL GO(1)                       5.000      12/01/2026           958,032
        965,000   Country Club Hills, IL GO(1)                       5.000      12/01/2027         1,004,999
      1,010,000   Country Club Hills, IL GO(1)                       5.000      12/01/2028         1,049,319
      1,060,000   Country Club Hills, IL GO(1)                       5.000      12/01/2029         1,099,125
      1,120,000   Country Club Hills, IL GO(1)                       5.000      12/01/2030         1,156,837
      1,175,000   Country Club Hills, IL GO(1)                       5.000      12/01/2031         1,208,946
      2,425,000   Country Club Hills, IL GO(1)                       5.000      12/01/2032         2,490,233
        355,000   Deerfield, IL (Chicagoland Conservative Jewish
                  High School Foundation)                            6.000(3)   10/01/2031            71,824
        677,000   Deerfield, IL (Chicagoland Conservative Jewish
                  High School Foundation)(1)                         6.000      10/01/2042           545,811
      1,000,000   Du Page County, IL Special Service Area No. 31
                  Special Tax (Monarch Landing)(1)                   5.625      03/01/2036           879,260
      1,585,000   Franklin Park, IL GO(1)                            6.250      07/01/2030         1,917,359
      3,750,000   Gilberts, IL Special Service Area No. 19
                  Special Tax (Conservancy)(2)                       5.375      03/01/2016         1,312,875
      1,375,000   Godfrey, IL (United Methodist Village)(1)          5.875      11/15/2029           769,093

19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
ILLINOIS CONTINUED
$     6,165,000   Harvey, IL GO                                      5.500%     12/01/2027   $     5,645,167
      2,500,000   Harvey, IL GO                                      5.625      12/01/2032         2,253,500
         13,123   IL Devel. Finance Authority (Community
                  Rehabilitation Providers)(1)                       8.250      08/01/2012            10,271
     11,135,000   IL Educational Facilities Authority (Plum
                  Creek Rolling Meadows)(1)                          6.500      12/01/2037        10,679,690
     41,175,000   IL Finance Authority (Advocate Health Care)(5)     5.375      04/01/2044        44,321,508
     11,000,000   IL Finance Authority (Advocate Health Care)(5)     5.375      04/01/2044        11,840,614
        685,000   IL Finance Authority (Advocate Health Care)(1)     5.375      04/01/2044           737,348
     20,000,000   IL Finance Authority (Advocate Health Care)(5)     5.500      04/01/2044        21,727,797
      3,195,000   IL Finance Authority (Bethel Terrace
                  Apartments)(1)                                     5.375      09/01/2035         2,987,453
        145,000   IL Finance Authority (Bridgeway/Bridgeway
                  Foundation/Occupation Devel. Center Obligated
                  Group)(1)                                          4.625      07/01/2027            97,673
      5,000,000   IL Finance Authority (Central Dupage Health
                  System/Central Dupage Hospital Assoc.)(5)          5.375      11/01/2039         5,426,650
     12,500,000   IL Finance Authority (Central Dupage Health)(5)    5.500      11/01/2039        13,700,750
      4,750,000   IL Finance Authority (DeKalb Supportive
                  Living)(1)                                         6.100      12/01/2041         4,379,120
      2,250,000   IL Finance Authority (Franciscan
                  Communities)(1)                                    5.500      05/15/2027         2,076,593
      2,750,000   IL Finance Authority (Franciscan
                  Communities)(1)                                    5.500      05/15/2037         2,369,730
      2,000,000   IL Finance Authority (Friendship Village
                  Schaumburg)(1)                                     5.375      02/15/2025         1,905,060
      2,000,000   IL Finance Authority (Friendship Village
                  Schaumburg)(1)                                     5.625      02/15/2037         1,814,140
     30,000,000   IL Finance Authority (Illinois River Energy)(1)    8.500      07/01/2019        21,420,600
        850,000   IL Finance Authority (Luther Oaks)(1)              6.000      08/15/2026           790,551
      1,500,000   IL Finance Authority (Luther Oaks)(1)              6.000      08/15/2039         1,290,825
      3,265,000   IL Finance Authority (Lutheran Social Services
                  of Illinois/Vesper Management Corp. Obligated
                  Group)(1)                                          5.000      08/15/2024         3,067,468
      3,640,000   IL Finance Authority (Lutheran Social Services
                  of Illinois/Vesper Management Corp. Obligated
                  Group)(1)                                          5.125      08/15/2028         3,314,984
      2,108,612   IL Finance Authority (Monarch
                  Landing)(4),(10)                                   7.000      12/01/2027                21
     10,332,198   IL Finance Authority (Monarch
                  Landing)(4),(10)                                   7.000      12/01/2037               103
     25,303,342   IL Finance Authority (Monarch
                  Landing)(4),(10)                                   7.000      12/01/2042               253
      1,250,000   IL Finance Authority (Montgomery Place)(1)         5.500      05/15/2026         1,216,613
      2,050,000   IL Finance Authority (Montgomery Place)(1)         5.750      05/15/2038         1,926,447
      6,350,000   IL Finance Authority (OSF Healthcare System)(1)    5.750      11/15/2033         6,895,656
     21,000,000   IL Finance Authority (Provena Health)(1)           7.750      08/15/2034        26,613,300
      1,090,000   IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW
                  Obligated Group)(1)                                7.250      11/01/2030         1,376,169
      2,000,000   IL Finance Authority (Sedgebrook)(4),(10)          6.000      11/15/2027                20
      9,000,000   IL Finance Authority (Sedgebrook)(4),(10)          6.000      11/15/2037                90
      8,500,000   IL Finance Authority (Sedgebrook)(4),(10)          6.000      11/15/2042                85
      1,500,000   IL Finance Authority (The New Admiral at the
                  Lake)(1)                                           8.000      05/15/2040         1,573,155

20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
ILLINOIS CONTINUED
$     5,775,000   IL Finance Authority (The New Admiral at the
                  Lake)(1)                                           8.000%     05/15/2046   $     6,056,647
      2,850,000   IL Finance Authority (Uno Charter School
                  Network)(1)                                        7.125      10/01/2041         3,082,874
      8,700,000   IL Health Facilities Authority(2)                  6.900      11/15/2033         3,566,130
     40,000,000   IL Metropolitan Pier & Exposition Authority
                  (McCormick Place Exposition)(5)                    5.500      06/15/2050        43,503,200
      7,140,000   Lake County, IL Special Service Area No. 8(2)      7.125      03/01/2037         3,549,151
        500,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                        5.500      01/01/2036           331,245
     13,635,000   Lombard, IL Public Facilities Corp.
                  (Conference Center & Hotel)                        7.125      01/01/2036         9,489,824
      2,950,000   Manhattan, IL Special Service Area Special Tax
                  (Groebe Farm-Stonegate)(2)                         5.750      03/01/2022           811,339
      4,000,000   Manhattan, IL Special Service Area Special Tax
                  (Groebe Farm-Stonegate)(2)                         6.125      03/01/2040         1,100,520
      1,778,000   Manhattan, IL Special Service Area Special Tax
                  (Lakeside Towns Liberty)(2)                        5.750      03/01/2022           577,921
        245,000   Peoria, IL Hsg. (Peoria Oak Woods
                  Apartments)(1)                                     7.750      10/15/2033           241,840
      3,500,000   Plano, IL Special Service Area No. 5(1)            6.000      03/01/2036         3,182,970
      4,630,000   Quad Cities, IL Regional EDA (Heritage Woods
                  Moline)(1)                                         6.000      12/01/2041         4,101,624
      6,050,000   Quad Cities, IL Regional EDA (Pheasant Ridge
                  Apartments)                                        6.375      08/01/2040         3,882,164
            162   Robbins, IL Res Rec (Robbins Res Rec
                  Partners)(1)                                       7.250      10/15/2024               155
      2,500,000   Southwestern IL Devel. Authority
                  (Comprehensive Mental Health Center)(1)            6.625      06/01/2037         2,561,800
      1,500,000   Southwestern IL Devel. Authority (Eden
                  Retirement Center)(1)                              5.850      12/01/2036         1,099,140
     15,225,000   Southwestern IL Devel. Authority (Local
                  Government Programming)(1)                         7.000      10/01/2022        15,555,535
      6,115,000   Southwestern IL Devel. Authority (Village of
                  Sauget)(1)                                         5.625      11/01/2026         4,806,512
     15,230,000   Southwestern IL Devel. Authority Solid Waste
                  Disposal (Center Ethanol Company)(1)               8.250      12/01/2019        11,577,998
      8,170,000   Upper, IL River Valley Devel. Authority
                  (Living Springs McHenry)(1)                        6.100      12/01/2041         7,387,314
      3,025,000   Vernon Hills, IL Tax Increment (Town Center)(1)    6.250      12/30/2026         2,874,416
      3,110,000   Volo Village, IL Special Service Area
                  (Lancaster Falls)(1)                               5.750      03/01/2036         2,713,817
      5,500,000   Volo Village, IL Special Service Area
                  (Remington Pointe)(1)                              6.450      03/01/2034         5,246,010
      2,000,000   Will-Kankakee, IL Regional Devel. Authority
                  (Senior Estates Supportive Living)(1)              7.000      12/01/2042         2,019,700
      5,035,000   Yorkville, IL United City Special Services
                  Area Special Tax (Bristol Bay)(1)                  5.875      03/01/2036         4,862,501
                                                                                             ---------------
                                                                                                 450,485,094

INDIANA--1.8%
        970,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                  Apartments)(1)                                     8.000      12/01/2045         1,025,824

21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
INDIANA CONTINUED
$     1,155,000   Anderson, IN Multifamily Hsg. (Cross Lakes
                  Apartments)(1)                                     9.000%     12/01/2045   $     1,167,867
     16,845,000   Bluffton, IN Solid Waste Disposal Facility
                  (Bluffton Subordinate Industrial Bio-Energy)(1)    7.500      09/01/2019        11,357,236
      4,300,000   Carmel, IN Redevel. District COP(1)                6.500      07/15/2035         4,467,313
     14,700,000   Carmel, IN Redevel. District COP(1)                7.750      01/15/2030        16,703,022
     11,830,000   Carmel, IN Redevel. District COP(1)                8.000      01/15/2035        13,461,002
      1,475,000   East Chicago, IN Solid Waste Disposal (USG
                  Corp.)(1)                                          5.500      09/01/2028         1,257,659
      5,805,000   East Chicago, IN Solid Waste Disposal (USG
                  Corp.)(1)                                          6.375      08/01/2029         5,427,559
         25,000   Fort Wayne, IN Pollution Control (General
                  Motors Corp.)(2)                                   6.200      10/15/2025                --
        600,000   Hammond, IN Local Public Improvement
                  District(1)                                        6.500      08/15/2030           620,784
      1,000,000   Hammond, IN Local Public Improvement
                  District(1)                                        6.750      08/15/2035         1,037,820
          5,000   IN Bond Bank (Southwestern Bartholomew Water
                  Corp.)                                             6.625      06/01/2012             5,012
      1,675,000   IN Finance Authority (BHI Senior Living)(1)        5.500      11/15/2031         1,783,004
      2,850,000   IN Finance Authority (BHI Senior Living)(1)        5.750      11/15/2041         3,036,162
     11,505,000   IN Finance Authority (Marian University)(1)        6.375      09/15/2041        12,333,935
        925,000   IN Finance Authority Educational Facilities
                  (Irvington Community)(1)                           9.000      07/01/2039         1,115,180
      3,485,000   IN Health & Educational Facilities Financing
                  Authority (AH/SVH Obligated Group)(1)              5.000      11/15/2036         3,648,272
      1,835,000   IN Health Facility Financing Authority
                  (Methodist Hospitals)(1)                           5.500      09/15/2031         1,796,355
        550,000   Indianapolis, IN Pollution Control (General
                  Motors Corp.)(2)                                   5.625      04/01/2011                 6
         30,000   North Manchester, IN (Estelle Peabody Memorial
                  Home)(2)                                           6.500      07/01/2015            10,197
     17,505,000   North Manchester, IN (Estelle Peabody Memorial
                  Home)(2)                                           7.250      07/01/2033         5,949,774
      6,820,000   Shelbyville, IN Redevel. District Tax
                  Increment (Central Shelbyville Economic)(1)        6.500      07/01/2022         6,754,323
        230,000   St. Joseph County, IN Economic Devel. (Holy
                  Cross Village Notre Dame)(1)                       5.550      05/15/2019           230,069
      5,380,000   Vincennes, IN Economic Devel. (Southwest
                  Indiana Regional Youth Village)                    6.250      01/01/2024         3,278,195
     22,185,000   Wabash County, IN Economic Devel. (North
                  Manchester Ethanol)                                9.250      07/01/2020        16,830,428
      4,500,000   Wabash County, IN Economic Devel. (North
                  Manchester Ethanol)                               14.000      07/01/2020         3,515,130
                                                                                             ---------------
                                                                                                 116,812,128

IOWA--2.2%
        500,000   Cedar Rapids, IA (Cottage Grove Place)             5.875      07/01/2028           316,785
      1,960,000   Cedar Rapids, IA (Cottage Grove Place)             6.000      07/01/2014         1,760,119
      5,475,000   Dickinson County, IA Hsg. (Spirit Lake)(1)         5.875      12/01/2036         4,961,226
        300,000   IA Finance Authority (Amity Fellowserve)(1)        5.900      10/01/2016           295,935
        765,000   IA Finance Authority (Amity Fellowserve)(1)        6.000      10/01/2028           685,486

22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
IOWA CONTINUED
$       940,000   IA Finance Authority (Amity Fellowserve)(1)        6.375%     10/01/2026   $       908,604
      2,190,000   IA Finance Authority (Amity Fellowserve)(1)        6.500      10/01/2036         2,104,546
      1,160,000   IA Finance Authority (Boys & Girls Home and
                  Family Services)                                   5.900      12/01/2028           614,684
      1,000,000   IA Finance Authority Senior Hsg. (Bethany
                  Manor)(1)                                          5.550      11/01/2041           926,430
      1,211,163   IA Finance Authority Senior Hsg. (Wedum Walnut
                  Ridge)(1)                                          5.375      06/01/2025           964,400
     36,910,000   IA Tobacco Settlement Authority(1)                 5.375      06/01/2038        30,292,775
     45,000,000   IA Tobacco Settlement Authority(1)                 5.500      06/01/2042        36,762,300
    360,990,000   IA Tobacco Settlement Authority                    7.125(3)   06/01/2046        10,313,484
     60,000,000   IA Tobacco Settlement Authority (TASC)(1)          5.625      06/01/2046        48,946,200
                                                                                             ---------------
                                                                                                 139,852,974

KANSAS--0.1%
         20,000   Goddard, KS Industrial Revenue (IFR Systems)       6.250      05/01/2012            20,003
         55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF
                  Obligated Group)(1)                                5.500      11/15/2015            54,529
      1,215,000   Lenexa, KS Multifamily Hsg. (Meadows
                  Apartments)(1)                                     7.950      10/15/2035         1,091,143
      4,372,272   Olathe, KS Tax Increment (Gateway)(4)              5.000      03/01/2026         2,204,193
      2,475,083   Olathe, KS Transportation Devel. District
                  (Gateway)                                          5.000      12/01/2028           990,974
                                                                                             ---------------
                                                                                                   4,360,842

KENTUCKY--0.3%
     28,805,000   Kenton County, KY Airport (Delta Airlines)(2)      8.000      12/01/2015               288
     31,750,000   Kenton County, KY Airport (Delta Airlines)(2)      8.000      12/01/2015               318
     27,170,000   Kenton County, KY Airport (Delta Airlines)(2)      8.000      12/01/2015               272
     45,560,000   Kenton County, KY Airport (Delta Airlines)(2)      8.000      12/01/2015               456
        150,000   Kenton County, KY Airport (Delta Airlines)(2)      8.000      12/01/2015                 2
      2,315,000   Kuttawa, KY (1st Mtg.-GF/Kentucky)(1)              6.750      03/01/2029         2,315,116
     14,000,000   KY EDFA (Baptist Healthcare System)(5)             5.375      08/15/2024        15,940,120
      1,250,000   KY EDFA (Masonic Home Independent Living II)(1)    7.250      05/15/2041         1,327,763
      1,000,000   KY EDFA (Masonic Home Independent Living II)(1)    7.375      05/15/2046         1,071,640
                                                                                             ---------------
                                                                                                  20,655,975

LOUISIANA--1.4%
        175,000   Caddo Parish, LA Industrial Devel. Board
                  (Pennzoil Products Company)(1)                     5.600      12/01/2028           175,194
         20,000   De Soto Parish, LA Environmental Improvement
                  (International Paper Company)(1)                   5.600      11/01/2022            20,045
      1,200,000   Juban Park, LA Community Devel. District
                  Special Assessment(2)                              5.150      10/01/2014           533,544
      3,535,000   LA CDA (Eunice Student Hsg. Foundation)            7.375      09/01/2033         2,932,459
     11,415,000   LA HFA (La Chateau)(1)                             7.250      09/01/2039        12,108,119
        895,000   LA Local Government EF&CD Authority (Cypress
                  Apartments)(1)                                     8.000      04/20/2028           840,700
        420,000   LA Local Government EF&CD Authority (Sharlo
                  Apartments)(1)                                     8.000      06/20/2028           373,157

23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                          COUPON       MATURITY        VALUE
---------------                                                     ---------   ----------   ---------------
LOUISIANA CONTINUED
$     5,350,000   LA Public Facilities Authority (Progressive
                  Healthcare)(1)                                     6.375%     10/01/2028   $     4,805,210
     65,120,000   LA Tobacco Settlement Financing Corp. (TASC)(1)    5.875      05/15/2039        65,381,782
      7,400,000   Lakeshore Villages, LA Master Community Devel.
                  District(4)                                        5.250      07/01/2017         2,960,592
         60,000   New Orleans, LA Sewage Service(1)                  5.400      06/01/2017            60,157
                                                                                             ---------------
                                                                                                  90,190,959

MAINE--0.3%
      2,000,000   ME H&HEFA (Maine General Medical Center)(1)        6.750      07/01/2041         2,239,120
         10,000   North Berwick, ME (Hussey Seating Company)(1)      7.000      12/01/2013            10,023
      4,800,000   Rumford, ME Pollution Control (Boise Cascade
                  Corp.)(1)                                          6.625      07/01/2020         4,800,528
     12,265,000   Rumford, ME Solid Waste Disposal (Boise
                  Cascade Corp.)(1)                                  6.875      10/01/2026        12,265,859
                                                                                             ---------------
                                                                                                  19,315,530

MARYLAND--0.3%
      6,807,000   Brunswick, MD Special Obligation (Brunswick
                  Crossing)(1)                                       5.500      07/01/2036         5,714,136
      5,135,000   MD EDC Student Hsg. (Bowie State University)(1)    6.000      06/01/2023         5,138,389
        400,000   MD EDC Student Hsg. (University of Maryland)(1)    5.625      10/01/2023           301,576
      8,500,000   MD EDC Student Hsg. (University of Maryland)(1)    5.750      10/01/2033         5,683,015
        600,000   MD H&HEFA (King Farm Presbyterian Community)(1)    5.300      01/01/2037           506,598
        925,000   MD H&HEFA (Washington Christian Academy)(2),(9)    5.500      07/01/2038           369,991
      2,250,000   Salisbury, MD Special Obligation (Villages at
                  Aydelotte Farm)                                    5.250      01/01/2037           862,988
                                                                                             ---------------
                                                                                                  18,576,693

MASSACHUSETTS--2.0%
      1,750,000   MA Devel. Finance Agency (Boston Architectural
                  College)(1)                                        5.000      01/01/2027         1,550,990
      1,500,000   MA Devel. Finance Agency (Boston Architectural
                  College)(1)                                        5.000      01/01/2037         1,225,155
        720,000   MA Devel. Finance Agency (Eastern Nazarene
                  College)(1)                                        5.625      04/01/2019           720,331
      2,630,000   MA Devel. Finance Agency (Eastern Nazarene
                  College)(1)                                        5.625      04/01/2029         2,586,237
      6,905,000   MA Devel. Finance Agency (Lasell College)(1)       6.000      07/01/2041         7,287,813
      1,507,094   MA Devel. Finance Agency (Linden Ponds)            0.435(3)   11/15/2056             7,837
        303,005   MA Devel. Finance Agency (Linden Ponds)(1)         5.500      11/15/2046           186,375
      5,707,785   MA Devel. Finance Agency (Linden Ponds)(1)         6.250      11/15/2046         4,110,233
         65,000   MA Devel. Finance Agency (May Institute)(1)        5.750      09/01/2029            63,305
        225,000   MA Devel. Finance Agency (Regis College)(1)        5.250      10/01/2018           225,020
      1,000,000   MA Devel. Finance Agency (VOA Concord)(1)          5.200      11/01/2041           819,550
     19,585,000   MA Educational Financing Authority, Series H(5)    6.350      01/01/2030        22,048,597
         45,000   MA H&EFA (Holyoke Hospital)(1)                     6.500      07/01/2015            44,016
      1,350,000   MA H&EFA (North Adams Regional Hospital)(2)        6.625      07/01/2018           614,129

24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
MASSACHUSETTS CONTINUED
$     1,000,000   MA HFA (Rental Mtg.)(1)                                                 5.250%      01/01/2046   $     1,000,970
     50,080,000   MA HFA, Series A(5)                                                     5.250       07/01/2025        50,650,802
     10,185,000   MA HFA, Series A(5)                                                     5.300       06/01/2049        10,431,521
     17,790,000   MA HFA, Series C(5)                                                     5.350       12/01/2042        18,794,957
      8,015,000   MA HFA, Series C(5)                                                     5.400       12/01/2049         8,140,427
         50,000   MA Port Authority (Delta Air Lines)                                     5.000       01/01/2027            44,226
                                                                                                                   ---------------
                                                                                                                       130,552,491

MICHIGAN--4.2%
      2,900,000   Detroit, MI City School District(1)                                     5.000       05/01/2028         3,203,862
      1,720,000   Detroit, MI City School District(1)                                     5.000       05/01/2031         1,877,707
     10,100,000   Detroit, MI City School District(5)                                     6.000       05/01/2029        11,835,281
        100,000   Detroit, MI GO(1)                                                       5.000       04/01/2014            97,337
      5,850,000   Detroit, MI GO(1)                                                       5.000       04/01/2021         5,244,408
        225,000   Detroit, MI GO(1)                                                       5.250       04/01/2014           220,028
      2,600,000   Detroit, MI GO(1)                                                       5.250       04/01/2016         2,487,238
        350,000   Detroit, MI GO(1)                                                       5.250       04/01/2017           331,527
      1,000,000   Detroit, MI GO(1)                                                       5.250       04/01/2020           920,600
      2,000,000   Detroit, MI GO(1)                                                       5.250       04/01/2020         1,841,200
      2,210,000   Detroit, MI GO(1)                                                       5.250       04/01/2021         2,018,106
      1,330,000   Detroit, MI GO(1)                                                       5.250       04/01/2022         1,200,737
        100,000   Detroit, MI GO(1)                                                       5.250       04/01/2023            89,606
     10,000,000   Detroit, MI GO(1)                                                       5.250       11/01/2035        10,711,000
         40,000   Detroit, MI GO(1)                                                       5.375       04/01/2015            40,048
      2,980,000   Detroit, MI Local Devel. Finance Authority(1)                           6.700       05/01/2021         2,849,357
      1,970,000   Detroit, MI Local Devel. Finance Authority(1)                           6.850       05/01/2021         1,873,687
        425,000   Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)(1)          5.375       05/01/2018           398,336
     34,975,000   Detroit, MI Sewer Disposal System(5)                                    0.914(7)    07/01/2032        25,017,558
      5,825,000   Detroit, MI Sewer Disposal System(1)                                    0.914(7)    07/01/2032         4,167,089
        735,000   East Lansing, MI Economic Corp. (Burcham Hills)(1)                      5.250       07/01/2037           688,225
        500,000   Kalamazoo, MI EDC (Heritage Community)(1)                               5.500       05/15/2036           435,765
        440,000   Macomb, MI Public Academy(1)                                            6.750       05/01/2037           415,008
      1,400,000   MI Finance Authority (Old Redford Public School Academy)(1)             5.900       12/01/2030         1,379,728
      1,400,000   MI Finance Authority (Old Redford Public School Academy)(1)             6.500       12/01/2040         1,421,028
     25,000,000   MI Finance Authority (Trinity Health Corp.)(5)                          5.000       12/01/2039        26,942,500
     10,000,000   MI Finance Authority (Trinity Health Corp.)(1)                          5.000       12/01/2039        10,777,000
     13,320,000   MI Hospital Finance Authority (McLaren Health Care Corp.)(5)            5.000       08/01/2035        14,105,214
      2,900,000   MI Hospital Finance Authority (Oakwood Obligated Group)(1)              5.000       07/15/2037         2,972,558
      2,810,000   MI Hsg. Devel. Authority (Waverly Lansing)(1)                           5.500       02/20/2043         2,887,612

25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
MICHIGAN CONTINUED
$       900,000   MI Public Educational Facilities Authority (American Montessori)(1)     6.500%      12/01/2037   $       851,805
      1,400,000   MI Public Educational Facilities Authority (Old Redford Academy)(1)     6.000       12/01/2035         1,338,764
      1,389,000   MI Strategic Fund Limited Obligation
                  (Wolverine Human Services)(1)                                           7.875       08/31/2028         1,302,979
      3,700,000   MI Strategic Fund Solid Waste (Genesee Power Station)(1)                7.500       01/01/2021         3,616,787
    429,990,000   MI Tobacco Settlement Finance Authority                                 7.294(3)    06/01/2052         6,462,750
  3,048,780,000   MI Tobacco Settlement Finance Authority                                 8.877(3)    06/01/2058        20,792,680
      1,625,000   Pontiac, MI City School District(1)                                     4.500       05/01/2020         1,383,281
     14,895,000   Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)(1)     5.000       12/01/2034        14,959,793
     52,930,000   Wayne County, MI Airport Authority (Detroit MetroWayne Airport)(5)      5.000       12/01/2029        54,725,535
     10,000,000   Wayne County, MI Airport Authority (Detroit MetroWayne Airport)(5)      5.000       12/01/2034        10,308,854
     14,215,000   Wayne, MI Charter County Airport Facilities (Northwest Airlines)(1)     6.000       12/01/2029        12,835,292
                                                                                                                   ---------------
                                                                                                                       267,027,870

MINNESOTA--0.8%
      3,000,000   Columbia Heights, MN Multifamily & Health Care Facilities
                  (Crest View Corp.)(1)                                                   5.700       07/01/2042         2,199,570
      1,000,000   Eveleth, MN Multifamily (Manor House Woodland)(1)                       5.500       10/01/2025           849,090
      2,000,000   Eveleth, MN Multifamily (Manor House Woodland)(1)                       5.700       10/01/2036         1,553,080
      1,000,000   Falcon Heights, MN (Kaleidoscope Charter School)(1)                     6.000       11/01/2037           963,390
        525,000   International Falls, MN Pollution Control (Boise Cascade Corp.)(1)      5.500       04/01/2023           491,384
      6,370,000   International Falls, MN Solid Waste Disposal
                  (Boise Cascade Corp.)(1)                                                6.850       12/01/2029         6,369,108
      1,750,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)(1)                        6.250       09/01/2040         1,851,343
     14,680,000   Lamberton, MN Solid Waste (Highwater Ethanol)(1)                        8.500       12/01/2022        10,828,262
        730,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)              5.400       04/01/2028           645,751
      5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)(1)              5.500       04/01/2042         4,456,871
        500,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                            5.500       02/01/2022           463,220
      1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)(1)                            5.700       02/01/2029           870,140
        900,000   New Hope, MN Hsg. & Health Care Facilities
                  (Minnesota Masonic Home North Ridge)(1)                                 5.900       03/01/2019           900,306
      2,100,000   Northwest MN Multi-County Hsg. and Redevel. Authority(1)                5.450       07/01/2041         1,815,513
        500,000   Pine City, MN Health Care & Hsg. (North Branch)(1)                      6.125       10/20/2047           502,145
      3,700,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)(1)                    6.625       12/01/2039         3,236,020
        830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)      5.375       08/01/2021           842,998

26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
MINNESOTA CONTINUED
$       790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)(1)      5.625%      02/01/2031   $       780,465
      1,645,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Bridgecreek Senior Place)(1)                                           7.000       09/15/2037         1,536,233
      1,840,950   St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)(1)      5.630       10/01/2033         1,800,541
      3,000,000   St. Paul, MN Hsg. & Redevel. Authority
                  (Great Northern Lofts)(1)                                               6.250       03/01/2029         3,060,600
        400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)               5.750       09/01/2026           391,564
        650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)(1)               6.000       09/01/2036           628,173
      1,700,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)               6.800       03/01/2029         1,702,805
      1,200,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)(1)               7.000       03/01/2029         1,202,760
        705,000   St. Paul, MN Port Authority (Great Northern)(1)                         6.000       03/01/2030           706,361
        530,760   St. Paul, MN Port Authority Parking Revenue (4th Parking Ramp)(2)       8.000       12/01/2027           115,732
      1,170,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)(1)           6.000       02/01/2019         1,024,031
                                                                                                                   ---------------
                                                                                                                        51,787,456

MISSISSIPPI--0.2%
        175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)(1)                   5.400       04/01/2039           175,053
      2,790,000   Meridian, MS Tax Increment (Meridian Crossroads)(1)                     8.750       12/01/2024         2,999,613
      4,070,000   MS Business Finance Corp. (Intrinergy Wiggins)(1)                       8.000       01/01/2023         3,715,666
      1,395,000   Ridgeland, MS Tax Increment (Colony Park)(1)                            5.250       10/01/2027         1,498,077
      1,755,000   Ridgeland, MS Tax Increment (Colony Park)(1)                            5.375       10/01/2028         1,889,275
     16,410,000   Stonebridge, MS Public Improvement District Special Assessment(2)       7.500       10/01/2042         3,931,344
        175,000   Warren County, MS Environmental Improvement
                  (International Paper Company)(1)                                        6.250       09/01/2023           175,483
                                                                                                                   ---------------
                                                                                                                        14,384,511

MISSOURI--1.5%
        250,000   Belton, MO Tax Increment (Belton Town Center)(1)                        5.500       03/01/2020           247,010
        400,000   Belton, MO Tax Increment (Belton Town Center)(1)                        5.625       03/01/2025           376,436
        500,000   Branson Hills, MO Infrastructure Facilities(1)                          5.000       04/01/2016           466,040
        500,000   Branson Hills, MO Infrastructure Facilities(1)                          5.000       04/01/2017           454,495
        730,000   Branson Hills, MO Infrastructure Facilities(1)                          5.500       04/01/2022           592,315
        750,000   Branson Hills, MO Infrastructure Facilities(1)                          5.500       04/01/2027           550,500
      4,900,000   Branson, MO Commerce Park Community Improvement District(1)             5.750       06/01/2026         4,368,693
      2,485,000   Branson, MO IDA (Branson Hills Redevel.)(1)                             5.750       05/01/2026         2,300,290
     13,000,000   Branson, MO IDA (Branson Hills Redevel.)(1)                             7.050       05/01/2027        12,680,070
      1,570,000   Branson, MO IDA (Branson Landing)(1)                                    5.250       06/01/2021         1,503,181

27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
MISSOURI CONTINUED
$     2,470,000   Branson, MO IDA (Branson Landing)(1)                                    5.500%      06/01/2029   $     2,210,205
     23,700,000   Branson, MO IDA (Branson Shoppe Redevel.)(1)                            5.950       11/01/2029        22,045,266
        570,000   Broadway-Fairview, MO Transportation Devel. District (Columbia)(1)      6.125       12/01/2036           448,191
      1,215,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                        5.500       04/01/2021         1,197,297
      1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)(1)                        5.625       04/01/2027         1,031,822
      1,250,000   Jennings, MO Tax Increment & Community Improvement
                  (Northland Redevel. Area)(1)                                            5.000       11/01/2023         1,218,013
        500,000   Kansas City, MO IDA (Plaza Library)(1)                                  5.900       03/01/2024           507,150
      1,303,000   Kansas City, MO IDA (West Paseo)(1)                                     6.750       07/01/2036         1,258,503
        310,000   Kansas City, MO IDA (Woodbridge Apartments)                             6.700       08/01/2015           309,963
      3,750,000   Kansas City, MO Tax Increment (Briarcliff West)(1)                      5.400       06/01/2024         3,536,775
      1,400,000   Kansas City, MO Tax Increment (Shoal Creek Parkway)(1)                  6.500       06/01/2025         1,440,222
      1,400,000   Lees Summit, MO IDA (Kensington Farms)(1)                               5.500       03/01/2021         1,356,124
        750,000   Lees Summit, MO IDA (Kensington Farms)(1)                               5.750       03/01/2029           683,573
      2,365,000   Liberty, MO Tax Increment (Liberty Triangle)(1)                         5.875       10/01/2029         2,288,563
      3,105,000   MO Dardenne Town Square Transportation Devel. District                  5.000       05/01/2026         1,579,296
      3,825,000   MO Dardenne Town Square Transportation Devel. District                  5.000       05/01/2036         1,941,532
      2,405,000   MO Enright Arlington Community Improvement District(1)                  5.400       03/01/2026         2,092,254
      1,705,000   MO Good Shepard Nursing Home District(1)                                5.900       08/15/2023         1,705,205
        230,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.250       10/01/2021           194,780
        400,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.400       10/01/2026           315,388
        115,000   MO Grindstone Plaza Transportation Devel. District(1)                   5.550       10/01/2036            81,296
      3,915,000   MO HDC (Mansion Apartments Phase II)(1)                                 6.170       04/01/2032         3,545,072
        761,000   Northwoods, MO Transportation Devel. District(1)                        5.850       02/01/2031           656,089
      2,000,000   St. Joseph, MO IDA (Shoppes at North Village)(1)                        5.500       11/01/2027         1,945,160
      4,580,000   St. Louis, MO IDA (Railway Exchange Building Redevel.)(1)               8.000       04/01/2033         4,582,153
      2,442,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)(1)               6.000       08/21/2026         2,160,730
      2,034,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                     5.500       05/29/2028         1,692,024
      1,660,000   St. Louis, MO Tax Increment (Printers Lofts)(2)                         6.000       08/21/2026         1,145,981
      3,043,000   St. Louis, MO Tax Increment (Security Building Redevel.)(1)             6.300       04/01/2027         2,805,220
      2,386,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)           5.500       01/20/2028         2,035,616
      1,600,000   St. Louis, MO Tax Increment (Washington East Condominiums)(1)           5.500       01/20/2028         1,331,760
      1,108,000   St. Louis, MO Tax Increment Financing, Series A                         5.500       09/02/2028           913,834

28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
MISSOURI CONTINUED
$     1,865,000   Stone Canyon, MO Improvement District (Infrastructure)(1)               5.700%      04/01/2022   $     1,362,420
        975,000   Stone Canyon, MO Improvement District (Infrastructure)(1)               5.750       04/01/2027           634,286
         75,000   Suemandy, MO Mid-Rivers Community Improvement District(1)               7.000       10/01/2019            80,500
      2,225,000   Suemandy, MO Mid-Rivers Community Improvement District(1)               7.500       10/01/2029         2,352,826
                                                                                                                   ---------------
                                                                                                                        98,224,119

MONTANA--0.1%
      5,935,000   Hardin, MT Tax Increment Industrial Infrastructure Devel.
                  (Rocky Mountain Power)(1)                                               0.000(6)    09/01/2031         4,626,511
      1,125,000   MT Facilities Finance Authority (St. John's Lutheran)(1)                6.000       05/15/2025         1,140,638
      1,650,000   MT Facilities Finance Authority (St. John's Lutheran)(1)                6.125       05/15/2036         1,654,620
                                                                                                                   ---------------
                                                                                                                         7,421,769

MULTI STATES--0.1%
      8,000,000   Munimae TE Bond Subsidiary(1)                                           5.900       11/29/2049         4,479,840
                                                                                                                   ---------------

NEBRASKA--1.2%
      1,155,000   Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)          6.625       12/01/2021           651,478
     20,000,000   Douglas County, NE Hospital Authority (Methodist Health System)(5)      5.750       11/01/2048        22,081,497
      1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead)(1)                       5.750       01/01/2022           542,963
     20,000,000   NE Central Plains Gas Energy(11)                                        5.000       09/01/2042        20,092,800
     12,775,000   NE Central Plains Gas Energy(11)                                        5.250       09/01/2037        13,300,053
      2,400,000   NE Educational Facilities Authority (Midland Lutheran College)(1)       5.600       09/15/2029         1,952,928
      6,960,000   Santee Sioux Nation, NE Tribal Health Care
                  (Indian Health Service)(1)                                              8.750       10/01/2020         7,375,930
     45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)(2)                7.000       12/01/2026         8,934,456
                                                                                                                   ---------------
                                                                                                                        74,932,105

NEVADA--0.1%
      1,000,000   Clark County, NV Improvement District(1)                                5.000       02/01/2026           850,280
        770,000   Clark County, NV Improvement District(1)                                5.050       02/01/2031           618,010
     10,000,000   Director of the State of NV Dept. of Business & Industry
                  (Las Ventanas Retirement)(2)                                            7.000       11/15/2034         5,385,800
        100,000   Las Vegas, NV Paiute Tribe, Series A(1)                                 6.625       11/01/2017            96,178
        120,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)             5.400       08/01/2020            98,174
        480,000   Mesquite, NV Special Improvement District (Canyon Creek)(1)             5.500       08/01/2025           343,747
      1,805,000   Mesquite, NV Special Improvement District
                  No. 07-01 (Anthem at Mesquite)(1)                                       6.150       08/01/2037         1,557,679
                                                                                                                   ---------------
                                                                                                                         8,949,868

29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
NEW HAMPSHIRE--0.1%
$     1,780,000   NH Business Finance Authority (Air Cargo at Pease)                      6.750%      04/01/2024   $     1,445,022
         70,000   NH Business Finance Authority
                  (Connecticut Light & Power Company)(1)                                  5.850       12/01/2022            70,546
      1,500,000   NH Business Finance Authority (Huggins Hospital)(1)                     6.875       10/01/2039         1,608,615
      4,620,000   NH H&EFA (Franklin Pierce College)(1),(11)                              6.050       10/01/2034         4,569,457
        515,000   NH HE&HFA (Franklin Pierce College)(1)                                  5.300       10/01/2028           479,177
                                                                                                                   ---------------
                                                                                                                         8,172,817

NEW JERSEY--7.9%
     32,910,000   NJ EDA (Continental Airlines)(1)                                        6.250       09/15/2019        32,989,971
     26,685,000   NJ EDA (Continental Airlines)(1)                                        6.250       09/15/2029        26,749,845
     11,385,000   NJ EDA (Continental Airlines)(1)                                        6.400       09/15/2023        11,412,666
     25,935,000   NJ EDA (Continental Airlines)(1)                                        7.000       11/15/2030        26,033,034
     16,920,000   NJ EDA (Continental Airlines)(1)                                        7.200       11/15/2030        16,983,958
     16,500,000   NJ EDA (Continental Airlines)(1)                                        9.000       06/01/2033        17,696,085
      1,109,191   NJ EDA (Empowerment Zone-Cumberland)(2)                                 7.750       03/01/2021           327,200
      7,490,000   NJ EDA (Engel Burman at Woodcliff Lake)(1)                              8.000       05/01/2044         7,820,833
      7,505,000   NJ EDA (Engel Burman at Woodcliff Lake)(11)                             8.000       05/01/2044         7,836,496
      7,505,000   NJ EDA (Engel Burman at Woodcliff Lake)(11)                             8.000       05/01/2044         7,836,496
     11,000,000   NJ EDA (GMT Realty)(1)                                                  6.875       01/01/2037        11,019,690
     10,360,000   NJ EDA (School Facilities)(5)                                           5.000       09/01/2024        11,961,757
         10,000   NJ EDA (The Presbyterian Home at Montgomery)(1)                         6.375       11/01/2031             9,376
      3,040,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)(1)                                         7.250       07/01/2014         3,039,635
      8,450,000   NJ Health Care Facilities Financing Authority
                  (Raritan Bay Medical Center)(1)                                         7.250       07/01/2027         7,325,221
    160,440,000   NJ Tobacco Settlement Financing Corp.(1)                                4.750       06/01/2034       125,244,277
     96,125,000   NJ Tobacco Settlement Financing Corp.(5)                                5.000       06/01/2029        87,255,382
    115,435,000   NJ Tobacco Settlement Financing Corp.(1)                                5.000       06/01/2041        91,552,653
     10,000,000   NJ Transportation Trust Fund Authority(5)                               5.000       12/15/2023        12,090,286
      2,000,000   NJ Transportation Trust Fund Authority(1)                               6.000       06/15/2035         2,412,780
        210,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2021           228,480
        210,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2022           226,246
        260,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2023           277,381
        260,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2024           275,220
        235,000   Weehawken Township, NJ GO(1)                                            6.000       08/01/2025           247,624
                                                                                                                   ---------------
                                                                                                                       508,852,592

NEW MEXICO--0.3%
        336,000   Dona Ana County, NM Multifamily
                  (Montana Meadows Apartments)(1)                                         8.500       12/01/2015           339,199
      4,700,000   Eldorado, NM Area Water and Sanitation District(1)                      6.000       02/01/2025         4,497,806
      3,500,000   Farmington, NM Pollution Control
                  (Public Service Company of New Mexico)(1)                               6.250       06/01/2040         3,772,195
        775,000   Mariposa East, NM Public Improvement District(1)                        5.500       09/01/2016           769,056

30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
NEW MEXICO CONTINUED
$       500,000   Mariposa East, NM Public Improvement District(1)                        5.750%      09/01/2021   $       462,145
        875,000   Montecito Estates, NM Public Improvement District(1)                    7.000       10/01/2037           886,305
        175,000   NM Regional Hsg. Authority (Wildewood Apartments)(1)                    8.750       12/01/2020           175,455
      1,925,000   NM Trails Public Improvement District(1)                                7.750       10/01/2038         1,915,163
      4,690,000   Saltillo, NM Improvement District(1)                                    7.625       10/01/2037         4,608,019
      1,000,000   Ventana West, NM Public Improvement District Special Levy(1)            6.875       08/01/2033         1,008,440
                                                                                                                   ---------------
                                                                                                                        18,433,783

NEW YORK--6.4%
      3,000,000   Albany, NY IDA (New Covenant Charter School)(2)                         7.000       05/01/2035           689,970
      1,785,000   Dutchess County, NY IDA (St. Francis Hospital)(1)                       7.500       03/01/2029         1,822,396
     17,700,000   Erie County, NY Tobacco Asset Securitization Corp.                      6.656(3)    06/01/2055           187,266
      1,000,000   Monroe County, NY Industrial Devel. Corp.
                  (St. John Fisher College)(1)                                            6.000       06/01/2030         1,099,070
      1,000,000   Nassau County, NY IDA (Amsterdam at Harborside)(1)                      6.500       01/01/2027           801,180
    412,100,000   NY Counties Tobacco Trust V                                             7.151(3)    06/01/2060         2,571,504
    500,000,000   NY Counties Tobacco Trust V                                             7.836(3)    06/01/2060         3,120,000
     37,380,000   NY Liberty Devel. Corp. (Bank of America Tower)(5),(10)                 5.125       01/15/2044        39,972,062
      8,765,000   NY/NJ Port Authority Austin Trust Inverse Certificates                  9.076(12)   04/01/2036         9,670,600
      6,580,000   NYC IDA (American Airlines)                                             7.500       08/01/2016         6,675,081
     38,500,000   NYC IDA (American Airlines)                                             7.625       08/01/2025        39,104,835
     37,000,000   NYC IDA (American Airlines)                                             7.750       08/01/2031        37,814,000
      5,200,000   NYC IDA (American Airlines)                                             8.000       08/01/2028         5,314,244
      2,995,000   NYC IDA (American Airlines)                                             8.500       08/01/2028         3,053,942
         35,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   5.650       10/01/2028            29,675
      3,020,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   5.750       10/01/2036         2,451,062
      6,605,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)(1)                   6.200       10/01/2022         6,483,600
     12,955,000   NYC Municipal Water Finance Authority(5)                                5.750       06/15/2040        15,357,881
     14,575,000   NYC Transitional Finance Authority(5)                                   5.000       02/01/2031        16,628,885
     18,130,000   NYC Transitional Finance Authority(5)                                   5.000       02/01/2035        20,287,470
     25,000,000   NYC Transitional Finance Authority (Building Aid)(1)                    5.250       07/15/2037        28,301,500
      2,200,000   NYS DA (North Shore L.I. Jewish Obligated Group)(1)                     5.000       05/01/2041         2,345,244
     31,295,000   NYS DA (Personal Income Tax)(1)                                         5.000       03/15/2036        33,596,434
     22,200,000   NYS DA (St. Mary's Hospital for Children)(1)                            7.875       11/15/2041        23,012,964
         75,000   NYS DA (State Personal Income Tax Authority)(1)                         5.000       03/15/2035            81,353
     31,750,000   NYS Liberty Devel. Corp. (4 World Trade Center)(1)                      5.750       11/15/2051        36,107,053
        200,000   Port Authority  NY/NJ (JFK International Air Terminal)(1)               5.750       12/01/2025           200,016
      4,000,000   Port Authority  NY/NJ (KIAC)(1)                                         6.750       10/01/2019         3,979,000

31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
NEW YORK CONTINUED
$     5,070,000   Port Authority  NY/NJ, 127th Series(1)                                  5.250%      12/15/2032   $     5,143,870
     25,000,000   Port Authority  NY/NJ, 166th Series(5)                                  5.250       07/15/2036        28,856,750
      6,600,000   Syracuse, NY IDA (Carousel Center)(1)                                   5.000       01/01/2036         6,536,244
      7,530,000   Westchester County, NY IDA (EBC White Plains)(1)                        8.000       11/01/2043         8,006,197
      7,530,000   Westchester County, NY IDA (EBC White Plains)(1)                        8.000       11/01/2043         8,006,197
      7,530,000   Westchester County, NY IDA (EBC White Plains)(11)                       8.000       11/01/2043         8,006,197
      2,600,000   Yonkers, NY IDA (St. Joseph's Hospital), Series 98-C(1)                 6.200       03/01/2020         2,596,724
                                                                                                                   ---------------
                                                                                                                       407,910,466

NORTH CAROLINA--1.0%
     48,200,000   Charlotte, NC Douglas International Airport Special
                  Facilities (US Airways)(1)                                              5.600       07/01/2027        42,482,516
     12,005,000   Charlotte, NC Douglas International Airport Special
                  Facilities (US Airways)                                                 7.750       02/01/2028        12,024,088
      4,380,000   Gaston, NC IFPCFA (National Gypsum)(1)                                  5.750       08/01/2035         3,700,136
      1,500,000   NC Medical Care Commission (AHACHC)(1)                                  5.800       10/01/2034         1,573,125
      1,650,000   NC Medical Care Commission (Whitestone)(1)                              7.750       03/01/2031         1,791,966
      4,725,000   NC Medical Care Commission (Whitestone)(1)                              7.750       03/01/2041         5,070,728
                                                                                                                   ---------------
                                                                                                                        66,642,559

NORTH DAKOTA--0.1%
      1,000,000   Cando, ND Nursing Facility (Towner County Medical Center)(1)            7.125       08/01/2022         1,000,430
         85,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)(1)              7.000       11/01/2015            82,879
          5,000   ND HFA (Home Mtg.)(1)                                                   5.400       01/01/2034             5,056
      2,670,000   Richland County, ND Hsg. (Birchwood Properties)(1)                      6.750       05/01/2029         2,201,976
                                                                                                                   ---------------
                                                                                                                         3,290,341

OHIO--4.6%
      9,950,000   Allen County, OH Hospital Facilities (Catholic Healthcare)(1)           5.000       06/01/2038        10,557,149
      5,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.125       06/01/2024         4,087,350
     25,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.750       06/01/2034        19,509,500
     11,145,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.875       06/01/2030         8,981,756
     23,345,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            5.875       06/01/2047        18,246,452
      1,542,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            6.000       06/01/2042         1,234,988
      7,205,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)(1)            6.500       06/01/2047         6,176,054
  2,347,000,000   Buckeye, OH Tobacco Settlement Financing Authority (TASC)               7.504(3)    06/01/2052        39,476,540
      1,315,000   Butler County, OH Hsg. (Anthony Wayne Apartments)(1)                    6.500       09/01/2030           991,773

32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
OHIO CONTINUED
$     4,495,000   Centerville, OH Health Care (Bethany Lutheran Village)(1)               6.000%      11/01/2038   $     4,513,744
     19,805,000   Cleveland, OH Airport (Continental Airlines)                            5.700       12/01/2019        19,803,614
      1,500,000   Cleveland-Cuyahoga County, OH Port Authority (St. Clarence)(1)          6.250       05/01/2038         1,354,590
        500,000   Columbus-Franklin County, OH Finance Authority, Series A(1)             6.000       05/15/2035           509,400
     10,425,000   Cuyahoga County, OH Hospital Facilities
                  (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)(1)                         7.500       01/01/2030        10,449,916
     32,500,000   Gallia County, OH Hospital Facilities
                  (Holzer/HHlthS/HMCG/HMCJ Obligated Group)(1)                            8.000       07/01/2042        33,538,700
      7,500,000   Grove City, OH Tax Increment Financing(1)                               5.375       12/01/2031         7,291,725
      1,450,000   Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)(1)             6.250       12/01/2034         1,667,225
      4,500,000   Hickory Chase, OH Community Authority Infrastructure Improvement(1)     7.000       12/01/2038         2,922,435
        125,000   Lake County, OH Hospital Facilities (Lake Hospital System)(1)           5.750       08/15/2038           130,511
        710,000   Lorain County, OH Port Authority (Alumalloy LLC)(1)                     6.000       11/15/2025           662,593
      5,500,000   Miami University, OH(1)                                                 5.000       09/01/2036         6,182,275
     10,000,000   Montgomery County, OH (Miami Valley Hospital)(5)                        5.750       11/15/2023        12,102,900
     11,890,000   OH Air Quality Devel. Authority (Fostoria Ethanol)(1)                   8.500       02/01/2020         8,448,915
     12,170,000   OH Air Quality Devel. Authority (Marion Ethanol)(1)                     8.500       02/01/2020         8,647,880
         50,000   OH Environmental Facilities (Ford Motor Company)(1)                     5.750       04/01/2035            50,304
      2,250,000   OH Higher Education Facility Commission (Ashland University)(1)         6.250       09/01/2024         2,346,143
      2,050,000   OH Port Authority of Columbiana Solid Waste (A&L Salvage)(2)           14.500       07/01/2028                --
     16,320,000   OH Port Authority of Columbiana Solid Waste
                  (Apex Environmental)(1,9)                                               7.250       08/01/2034        13,808,352
     14,000,000   OH Solid Waste Disposal (General Motors Corp.)(2)                       6.300       12/01/2032               140
     14,515,000   OH Solid Waste Disposal (USG Corp.)(1)                                  5.600       08/01/2032        12,289,270
     32,620,000   OH Solid Waste Disposal (USG Corp.)(1)                                  5.650       03/01/2033        27,730,914
      6,640,000   OH Solid Waste Disposal (USG Corp.)(1)                                  6.050       08/01/2034         5,912,455
      2,215,000   Port of Greater Cincinnati, OH Devel. Authority
                  (Public Parking Infrastructure)(4,9)                                    6.300       02/15/2024         1,335,512
      2,500,000   Port of Greater Cincinnati, OH Devel. Authority
                  (Public Parking Infrastructure)(4,9)                                    6.400       02/15/2034         1,507,575
      1,955,000   Toledo-Lucas County, OH Port Authority
                  (Town Square at Levis Commons)(1)                                       5.400       11/01/2036         1,212,217
      3,415,000   Warren County, OH Port Authority (Corridor 75 Park)(1)                  7.500       12/01/2034         3,441,022
                                                                                                                   ---------------
                                                                                                                       297,121,889

33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
OKLAHOMA--0.7%
$     1,700,000   Ardmore, OK Devel. Authority (Airpark Increment District)(1)            5.750%      11/01/2022   $     1,719,839
      1,500,000   Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)(1)      6.625       10/01/2037         1,398,285
      5,000,000   Grady County, OK Criminal Justice Authority(1)                          7.000       11/01/2041         5,066,000
         50,000   OK Ordnance Works Authority Sewer & Solid Waste Disposal
                  Facilities (Ralston Purina Group)(1)                                    6.500       09/01/2026            50,106
      1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                  (Aero Obligated Group)(1)                                               6.750       01/01/2023         1,427,985
      2,850,000   Oklahoma County, OK Finance Authority (Var-Sail Assoc.)(1)              5.250       12/01/2041         2,966,622
     33,980,000   Tulsa, OK Municipal Airport Trust (American Airlines)(2)                7.750       06/01/2035        31,303,056
                                                                                                                   ---------------
                                                                                                                        43,931,893

OREGON--0.1%
         15,000   Lane County, OR Hsg. Authority & Community Services
                  (Firewood)(1)                                                           6.600       11/01/2015            15,080
        795,000   OR Facilities Authority (Concordia University)(1)                       6.125       09/01/2030           843,066
      2,225,000   OR Facilities Authority (Student Housing-Ashland)(1)                    5.000       07/01/2044         2,310,240
        510,000   Western Generation, OR Agency Cogeneration
                  (Wauna Cogeneration)(1)                                                 5.000       01/01/2021           493,109
                                                                                                                   ---------------
                                                                                                                         3,661,495

PENNSYLVANIA--1.1%
      1,500,000   Chester County, PA H&EFA (Chester County Hospital)(1)                   6.750       07/01/2031         1,501,065
      1,300,000   Luzerne County, PA IDA(1)                                               7.500       12/15/2019         1,325,844
        500,000   Luzerne County, PA IDA(1)                                               7.750       12/15/2027           514,915
     24,937,498   PA EDFA (Bionol Clearfield)(2)                                          8.500       07/15/2015         2,493,750
      5,000,000   PA EDFA (National Gypsum Company)(1)                                    6.250       11/01/2027         4,556,300
      2,100,000   PA EDFA (Northampton Generating)(2)                                     6.500       01/01/2013         1,323,420
     10,950,000   PA EDFA (Northampton Generating)(2)                                     6.600       01/01/2019         6,933,431
     16,000,000   PA EDFA (USG Corp.)(1)                                                  6.000       06/01/2031        14,281,600
     11,500,000   PA Geisinger Authority Health System, Series A(5)                       5.250       06/01/2039        12,575,595
      2,700,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                               5.875       11/15/2016         2,700,999
      3,500,000   PA HEFA (MCP/HUHS/AUS Obligated Group)(1)                               5.875       11/15/2021         3,500,035
      4,000,000   PA HEFA (Shippensburg University)(1)                                    6.250       10/01/2043         4,266,480
      2,000,000   Philadelphia, PA GO(1)                                                  6.000       08/01/2036         2,306,760
      2,000,000   Philadelphia, PA GO(1)                                                  6.500       08/01/2041         2,394,200
         95,000   Philadelphia, PA H&HEFA (Temple University Hospital)(1)                 6.625       11/15/2023            95,053
      6,000,000   York, PA GO(1)                                                          7.250       11/15/2041         6,776,040
                                                                                                                   ---------------
                                                                                                                        67,545,487

34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
RHODE ISLAND--1.6%
$    45,000,000   Central Falls, RI Detention Facility(1)                                 7.250%      07/15/2035   $    37,526,400
         45,000   RI Health & Educational Building Corp.
                  (Roger Williams General Hospital)(1)                                    5.500       07/01/2018            43,850
         20,000   RI Health & Educational Building Corp.
                  (Roger Williams Medical Center)(1)                                      5.500       07/01/2028            17,686
     11,430,000   RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)(5)             5.200       10/01/2047        11,675,902
     52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                            6.125(3)    06/01/2052           657,376
     27,875,000   RI Tobacco Settlement Financing Corp. (TASC)(1)                         6.250       06/01/2042        27,980,646
     42,825,000   RI Tobacco Settlement Financing Corp. (TASC)                            7.868(3)    06/01/2052           447,093
     25,605,000   RI Tobacco Settlement Financing Corp. (TASC), Series A(1)               6.125       06/01/2032        25,697,178
                                                                                                                   ---------------
                                                                                                                       104,046,131

SOUTH CAROLINA--0.6%
      1,375,000   Allendale County, SC School District Energy Savings
                  Special Obligation(1)                                                   8.500       12/01/2018         1,485,523
         15,000   Georgetown County, SC Environmental Improvement
                  (International Paper Company)(1)                                        6.250       09/01/2023            15,041
      6,988,000   Hardeeville, SC Assessment Revenue
                  (Anderson Tract Municipal Improvement District)(1)                      7.750       11/01/2039         6,271,730
        800,000   Myrtle Beach, SC Tax Increment
                  (Myrtle Beach Air Force Base)(1)                                        5.250       11/01/2026           695,768
      2,000,000   Myrtle Beach, SC Tax Increment
                  (Myrtle Beach Air Force Base)(1)                                        5.300       11/01/2035         1,636,780
     16,196,000   Richland County, SC Assessment Revenue
                  (Village at Sandhill Improvement District)(1)                           6.200       11/01/2036        14,310,300
        200,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.300(3)    01/01/2026            18,994
      7,620,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.453(3)    01/01/2020         1,028,471
      8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                            6.621(3)    01/01/2024           892,245
         50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated Group)(1)                 5.650       05/01/2018            50,031
      1,400,000   SC Jobs-EDA (Palmetto Health)(1)                                        5.750       08/01/2039         1,526,602
     10,000,000   SC Public Service Authority(1)                                          5.000       12/01/2036        11,130,500
                                                                                                                   ---------------
                                                                                                                        39,061,985

SOUTH DAKOTA--0.6%
      1,000,000   Lower Brule, SD Sioux Tribe, Series B(1)                                5.500       05/01/2019           839,040
     33,765,000   SD Educational Enhancement Funding Corp. Tobacco Settlement(1)          6.500       06/01/2032        34,265,060
      1,425,000   Turner County, SD Tax Increment(1)                                      5.000       12/15/2026         1,252,034
                                                                                                                   ---------------
                                                                                                                        36,356,134

TENNESSEE--0.3%
      1,760,000   Johnson City, TN H&EFB (Mountain States Health Alliance)(1)             5.500       07/01/2036         1,838,690
      8,890,000   Memphis, TN HE&HFB
                  (NH/Mendenhall Hsg./Highland Hsg./NTH/VH Obligated Group)               5.750       04/01/2042         6,857,924
        215,000   Memphis-Shelby County, TN Airport Authority (Express Airlines)(1)       6.125       12/01/2016           202,814
      7,870,000   Metropolitan Knoxville, TN Airport Authority (Northwest Airlines)(1)    8.000       04/01/2032         7,906,438
        485,000   Shelby County, TN HE&HF (Lapaloma Apartments)(1)                        7.750       12/01/2029           410,160
                                                                                                                   ---------------
                                                                                                                        17,216,026

35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
TEXAS--15.3%
$    13,500,000   Alliance Airport Authority, TX (American Airlines)(2)                   5.750%      12/01/2029   $     7,246,800
        230,000   Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)(1)        7.750       12/01/2028           207,265
         80,000   Bexar County, TX HFC (American Opportunity Hsg.)(1)                     7.500       01/01/2013            78,300
        980,000   Bexar County, TX HFC (American Opportunity Hsg.)(1)                     8.000       01/01/2031           654,464
      1,130,000   Bexar County, TX HFC
                  (American Opportunity Hsg.-Nob Hill Apartments)(2)                      8.500       06/01/2031           338,887
        970,000   Bexar County, TX HFC (Doral Club)(1)                                    8.750       10/01/2036           682,841
        200,000   Bexar County, TX HFC (Honey Creek LLC)(2)                               8.000       04/01/2030            88,008
        100,000   Bexar County, TX HFC (Honey Creek LLC)(2)                               9.000       04/01/2030            19,753
      1,460,000   Bexar County, TX HFC (Perrin Square)(2)                                 9.750       11/20/2031           438,000
     41,315,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       5.000       03/01/2041         3,925,338
     13,500,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       5.400       05/01/2029         1,694,655
      2,345,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.300       07/01/2032           293,829
      2,000,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.750(7)    09/01/2034         1,581,200
     14,080,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.750       04/01/2038        11,131,648
     11,420,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       6.750       10/01/2038         1,483,344
     10,000,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       7.700       03/01/2032         1,425,000
     28,120,000   Brazos River Authority, TX Pollution Control (TXU Energy Company)       7.700       04/01/2033         4,002,601
     16,530,000   Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)(1)           7.000       11/01/2039        17,649,081
        190,000   Cass County, TX IDC (International Paper Company)(1)                    6.600       03/15/2024           190,580
      6,880,000   Central TX Regional Mobility Authority(1)                               6.250       01/01/2046         7,605,840
        750,000   Clifton, TX Higher Education Finance Corp.
                  (Idea Public Schools)(1)                                                5.750       08/15/2041           811,613
      3,875,000   Dallas-Fort Worth, TX International Airport(5)                          5.000       11/01/2035         3,876,677
          5,000   Dallas-Fort Worth, TX International Airport(1)                          5.750       11/01/2030             5,009
     18,630,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)(2)                                                  6.375       05/01/2035         7,939,733
        305,000   Dallas-Fort Worth, TX International Airport Facility
                  (American Airlines)(2)                                                  8.250       11/01/2036           163,608
     22,100,000   Dallas-Fort Worth, TX International Airport Facility
                  Improvement Corp.(2)                                                    9.000       05/01/2029         9,400,014

36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
TEXAS CONTINUED
$    45,945,000   Dallas-Fort Worth, TX International Airport Facility
                  Improvement Corp.(2)                                                    9.125%      05/01/2029   $    19,563,840
      2,115,000   Danbury, TX Higher Education Finance Corp. (Island Foundation)(1)       6.250       02/15/2036         1,962,128
        240,000   Decatur, TX Hospital Authority (Wise Regional Health System)(1)         5.625       09/01/2013           247,836
     22,950,000   Donna, TX GO(1)                                                         6.250       02/15/2037        20,927,187
             15   El Paso, TX HFC (Single Family)(1)                                      6.180       04/01/2033                16
         50,000   Gainesville, TX Hsg. Authority(1)                                       6.800       12/01/2020            49,996
        935,000   Grapevine, TX IDC (Air Cargo)(1)                                        6.500       01/01/2024           935,094
         25,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)(1)                           7.500       05/01/2025            25,257
     11,238,709   Gulf Coast, TX IDA (Microgy Holdings)(2)                                7.000       12/01/2036           107,442
         20,000   Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)(1)               8.000       04/01/2028            20,026
      3,225,000   Harris County, TX Cultural Education Facilities
                  Finance Corp. (Space Center Houston)(1)                                 7.000       08/15/2028         3,448,138
      1,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(1)      5.625       11/01/2026         1,695,575
      2,750,000   HFDC of Central TX (Legacy at Willow Bend Retirement Community)(1)      5.750       11/01/2036         2,543,118
      2,000,000   HFDC of Central TX (Lutheran Social Services of the South)(1)           6.875       02/15/2032         2,016,260
      7,940,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        5.700       07/15/2029         7,587,385
      7,290,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        5.700       07/15/2029         6,966,251
     14,940,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        6.125       07/15/2017        14,882,481
     20,245,000   Houston, TX Airport Special Facilities (Continental Airlines)           6.125       07/15/2027        20,240,749
     18,755,000   Houston, TX Airport Special Facilities (Continental Airlines)           6.125       07/15/2027        18,751,061
        100,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        7.000       07/01/2029           100,476
      3,520,000   Houston, TX Airport Special Facilities (Continental Airlines)(1)        7.375       07/01/2022         3,547,104
      2,000,000   Houston, TX Airport System(1)                                           5.000       07/01/2024         2,239,320
      1,210,000   Houston, TX Airport System(1)                                           5.000       07/01/2025         1,344,237
        555,000   Houston, TX Airport System(1)                                           5.000       07/01/2026           610,417
        815,000   Houston, TX Higher Education Finance Corp.
                  (Cosmos Foundation)(1)                                                  6.500       05/15/2031           947,470
        500,000   Houston, TX Higher Education Finance Corp. (Ninos)(1)                   6.000       08/15/2036           504,495
        750,000   Houston, TX Higher Education Finance Corp. (Ninos)(1)                   6.000       08/15/2041           751,373
        440,000   Houston, TX IDC (Air Cargo)(1)                                          6.375       01/01/2023           440,035
     11,400,000   Houston, TX Utility System(1)                                           5.000       11/15/2033        12,845,748

37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
TEXAS CONTINUED
$    10,000,000   La Vernia, TX Higher Education Finance Corp.(1)                         7.125%      02/15/2038   $    11,275,200
      1,945,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)(1)                 6.000       07/01/2032         1,691,002
      1,800,000   Maverick County, TX GO COP(1)                                           8.750       03/01/2034         1,801,638
      6,110,000   Maverick County, TX GO COP(1)                                           8.750       03/01/2034         6,115,560
        610,000   Midlothian, TX Devel. Authority Tax Increment(1)                        5.125       11/15/2026           591,145
        750,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               7.250       08/15/2021           795,240
      3,855,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               8.250       08/15/2031         4,115,791
      8,605,000   Newark, TX Cultural Education Facilities Finance Corp.(1)               8.500       08/15/2041         9,209,587
     38,000,000   North Central TX HFDC (Children's Medical Center)(5)                    5.750       08/15/2039        42,460,060
     55,610,000   North TX Tollway Authority(5)                                           5.500       09/01/2041        64,712,801
     16,000,000   North TX Tollway Authority(1)                                           5.750       01/01/2048        18,055,040
      5,920,000   North TX Tollway Authority(1)                                           5.750       01/01/2048         6,680,365
      4,281,524   Sabine Neches, TX HFC (Single Family Mtg.)(5)                           5.430(7)    12/01/2039         4,802,073
      4,100,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)     6.150       08/01/2022           514,017
      1,800,000   Sabine, TX River Authority Pollution Control (TXU Electric Company)     6.450       06/01/2021           235,350
     10,000,000   San Jacinto, TX Community College District(5)                           5.125       02/15/2038        10,816,900
      5,510,000   Springhill, TX Courtland Heights Public Facility Corp.                  5.850       12/01/2028         3,392,672
     14,000,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Baylor Health Care System)(5)                            5.750       11/15/2024        16,282,280
     34,000,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Baylor Health Care System)(5)                            6.250       11/15/2029        39,542,680
      3,750,000   Tarrant County, TX Cultural Education Facilities
                  Finance Corp. (Buckingham Senior Living Community)(1)                   5.750       11/15/2037         3,753,413
     13,500,000   Tarrant County, TX Health Facilities Devel. Corp.
                  (Cook Childrens Medical Center)(5)                                      5.000       12/01/2033        14,526,270
     27,525,000   Travis County, TX HFDC (Longhorn Village)(1)                            7.125       01/01/2046        27,100,014
      1,600,000   Travis County, TX HFDC (Querencia Barton Creek)(1)                      5.650       11/15/2035         1,507,936
      2,495,000   Trinity, TX River Authority (TXU Energy Company)                        6.250       05/01/2028           313,996
     20,500,000   Trophy Club, TX Public Improvement
                  (Highlands Trophy Club)(1)                                              7.750       10/01/2037        20,583,025
      6,170,000   TX Affordable Hsg. Corp.
                  (South Texas Affordable Properties Corp.)(2)                            8.000       03/01/2032           617,062
     34,600,000   TX Angelina & Neches River Authority (Aspen Power)(1)                   6.500       11/01/2029        30,918,560
        250,000   TX Angelina & Neches River Authority Waste Disposal
                  (Temple-Inland)(1)                                                      6.950       05/01/2023           257,503
     11,000,000   TX GO (College Student Loan)(1)                                         5.000       08/01/2036        12,381,930
    321,760,000   TX Municipal Gas Acquisition & Supply Corp.(5)                          6.250       12/15/2026       381,027,977
      1,000,000   TX Municipal Gas Acquisition & Supply Corp.(1)                          6.250       12/15/2026         1,184,200

38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
TEXAS CONTINUED
$     1,600,000   TX Public Finance Authority Charter School Finance Corp.
                  (Ed-Burnham Wood)(1)                                                    6.250%      09/01/2036   $     1,528,720
        635,000   TX Student Hsg. Corp. (University of North Texas)(1)                    6.750       07/01/2021           491,896
        200,000   TX Student Hsg. Corp. (University of North Texas)(1)                    6.850       07/01/2031           144,684
      2,115,000   Vintage Township, TX Public Facilities Corp.(1)                         7.375       10/01/2038         2,120,478
        677,000   Vintage Township, TX Public Facilities Corp.(1)                         7.375       10/01/2038           678,753
      2,920,000   Wise County, TX (Parket County Junior College District)(1)              7.500       08/15/2025         3,171,792
      4,615,000   Wise County, TX (Parket County Junior College District)(1)              7.750       08/15/2028         5,037,226
                                                                                                                   ---------------
                                                                                                                       978,669,439

U.S. POSSESSIONS--5.3%
     11,700,000   Guam Government Business Privilege(1)                                   5.125       01/01/2042        12,721,761
      1,300,000   Guam Government Business Privilege(1)                                   5.250       01/01/2036         1,447,381
      1,500,000   Guam Government Department of Education COP
                  (John F. Kennedy High School)(1)                                        6.625       12/01/2030         1,591,200
      2,200,000   Guam Government Department of Education COP
                  (John F. Kennedy High School)(1)                                        6.875       12/01/2040         2,345,310
        500,000   Northern Mariana Islands Commonwealth, Series A(1)                      6.750       10/01/2033           485,495
     39,365,000   Puerto Rico Aqueduct & Sewer Authority(1)                               5.250       07/01/2042        39,377,203
     16,550,000   Puerto Rico Aqueduct & Sewer Authority(1)                               5.750       07/01/2037        17,535,553
     23,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                               6.000       07/01/2047        24,747,770
     10,430,000   Puerto Rico Commonwealth GO(1)                                          5.000       07/01/2041        10,358,033
     10,500,000   Puerto Rico Commonwealth GO(1)                                          5.500       07/01/2039        10,892,595
     11,540,000   Puerto Rico Commonwealth GO(1)                                          5.750       07/01/2036        12,199,857
      4,650,000   Puerto Rico Commonwealth GO(1)                                          6.500       07/01/2037         5,227,809
      3,000,000   Puerto Rico Commonwealth GO(1)                                          6.500       07/01/2040         3,445,290
     10,000,000   Puerto Rico Commonwealth GO(1)                                          6.500       07/01/2040        11,484,300
     11,000,000   Puerto Rico Electric Power Authority, Series A(11)                      5.000       07/01/2042        11,012,320
      4,430,000   Puerto Rico Electric Power Authority, Series AAA(1)                     5.250       07/01/2026         4,745,416
      3,700,000   Puerto Rico Highway & Transportation Authority(1)                       5.250       07/01/2035         3,859,581
      6,415,000   Puerto Rico Highway & Transportation Authority                          5.300       07/01/2035         6,570,435
        605,000   Puerto Rico Highway & Transportation Authority, Series H(1)             5.450       07/01/2035           626,520
      3,000,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                         6.000       07/01/2033         3,321,750
     36,500,000   Puerto Rico Public Finance Corp., Series B(1)                           5.500       08/01/2031        38,850,965
      9,560,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.250       08/01/2027        10,639,133
     37,610,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                      5.250       08/01/2057        39,702,371
      6,820,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.500       08/01/2042         7,370,579
     12,005,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                      5.750       08/01/2037        13,295,538
     15,890,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                      5.250       08/01/2041        16,922,691
     17,000,000   Puerto Rico Sales Tax Financing Corp., Series C(5)                      5.750       08/01/2057        18,932,730
     10,175,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                      6.000       08/01/2039        11,650,375
                                                                                                                   ---------------
                                                                                                                       341,359,961

39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
UTAH--0.3%
$     6,350,000   UT Charter School Finance Authority (Hawthorn Academy)(1)               8.250%      07/15/2046   $     6,879,400
        750,000   UT Charter School Finance Authority
                  (Vista Entrada School of Performing Arts & Technology)(1)               6.300       07/15/2032           758,693
      1,640,000   UT Charter School Finance Authority
                  (Vista Entrada School of Performing Arts & Technology)(1)               6.550       07/15/2042         1,655,695
      1,655,000   UT HFA (RHA Community Service of Utah)(1)                               6.875       07/01/2027         1,655,745
      1,315,000   Utah County, UT Charter School (Lincoln Academy)(1)                     5.875       06/15/2037         1,155,057
        825,000   Utah County, UT Charter School (Renaissance Academy)(1)                 5.625       07/15/2037           713,204
      4,425,000   West Valley City, UT Sewer (East Hollywood High School)(1)              5.625       06/15/2037         3,709,699
                                                                                                                   ---------------
                                                                                                                        16,527,493

VERMONT--0.1%
        280,000   Burlington, VT Electric(1)                                              5.500       07/01/2029           310,030
        315,000   Burlington, VT Electric(1)                                              5.625       07/01/2030           349,735
        460,000   Burlington, VT Electric(1)                                              5.750       07/01/2031           512,100
         10,000   VT EDA (Wake Robin Corp.)(1)                                            6.000       03/01/2022             9,789
        125,000   VT EDA (Wake Robin Corp.)(1)                                            6.300       03/01/2033           124,989
      1,985,399   VT Educational & Health Buildings Financing Agency
                  (Marlboro College)(1)                                                   2.779       04/01/2019         1,895,639
                                                                                                                   ---------------
                                                                                                                         3,202,282

VIRGINIA--1.0%
      1,875,000   Celebrate, VA North Community Devel. Authority
                  Special Assessment(1)                                                   6.750       03/01/2034         1,286,119
     14,700,000   Farms New Kent, VA Community Devel. Authority
                  Special Assessment                                                      5.125       03/01/2036         9,080,190
      9,200,000   Farms New Kent, VA Community Devel. Authority Special Assessment        5.450       03/01/2036         5,674,652
      3,206,000   Farms New Kent, VA Community Devel. Authority Special Assessment        5.800       03/01/2036         1,974,800
      4,000,000   Lewistown, VA Commerce Center Community Devel. Authority                6.050       03/01/2027         2,322,400
      3,000,000   New Port, VA CDA(1)                                                     5.600       09/01/2036         1,752,870
      2,050,000   Norfolk, VA EDA, Series A(1)                                            6.000       11/01/2036         1,532,990
        410,000   Norfolk, VA Redevel. & Hsg. Authority
                  (First Mtg.-Retirement Community)(1)                                    6.125       01/01/2035           404,035
     21,446,000   Peninsula, VA Town Center Community Devel. Authority
                  Special Obligation(1)                                                   6.450       09/01/2037        20,125,355
      5,100,000   VA Celebrate South CDA Special Assessment                               6.250       03/01/2037         3,083,868
      3,400,000   VA H2O Community Devel. Authority                                       5.200       09/01/2037         1,998,656
      9,770,000   VA Small Business Financing Authority (Hampton Roads Proton)(1)         9.000       07/01/2039        10,540,853
    228,700,000   VA Tobacco Settlement Authority                                         7.075(3)    06/01/2047         5,061,131
      2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.)(2)                    6.375       03/01/2019               225
                                                                                                                   ---------------
                                                                                                                        64,838,144

40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
WASHINGTON--2.8%
$        25,000   King County, WA Hsg. Authority (Cascadian Apartments)(1)                6.800%      07/01/2019   $        25,111
         10,000   King County, WA Hsg. Authority (Kona Village)(1)                        6.700       01/01/2020            10,006
        125,000   King County, WA Hsg. Authority (Southwood Square Apartments)(1)         6.100       10/01/2021           125,020
        725,000   King County, WA Hsg. Authority (Southwood Square Apartments)(1)         6.200       10/01/2031           710,536
         20,000   King County, WA Hsg. Authority (Woodridge Park)(1)                      6.250       05/01/2015            20,300
         50,000   King County, WA Hsg. Authority (Woodridge Park)(1)                      6.350       05/01/2025            50,548
      1,750,000   Kitsap County, WA Consolidated Hsg. Authority(1)                        5.500       06/01/2027         1,563,118
      2,350,000   Kitsap County, WA Consolidated Hsg. Authority(1)                        5.600       06/01/2037         2,063,629
         50,000   Kitsap County, WA Consolidated Hsg. Authority
                  (Heritage Apartments)(1)                                                6.100       10/01/2031            44,627
     36,900,000   Port of Seattle, WA(5)                                                  5.000       10/01/2032        38,598,913
      5,000,000   Port of Seattle, WA Special Facility (Northwest Airlines)               7.125       04/01/2020         5,000,150
      8,200,000   Port of Seattle, WA Special Facility (Northwest Airlines)               7.250       04/01/2030         8,200,164
      2,305,000   Snohomish County, WA Hsg. Authority
                  (Westwood Crossing Apartments)(1)                                       5.250       05/01/2037         1,902,178
        100,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)(1)                                        5.100       09/01/2015            99,340
      1,675,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)(1)                                        5.600       09/01/2025         1,550,179
      1,250,000   Snohomish County, WA Hsg. Authority
                  (Whispering Pines Apartments)(1)                                        5.750       09/01/2030         1,130,450
      1,500,000   Tes Properties, WA(5)                                                   5.500       12/01/2029         1,684,290
     12,000,000   Tes Properties, WA(5)                                                   5.625       12/01/2038        13,313,520
     18,075,000   WA Health Care Facilities Authority
                  (Catholic Health Initiatives)(1)                                        6.375       10/01/2036        21,311,871
     19,500,000   WA Health Care Facilities Authority (Peacehealth)(5)                    5.000       11/01/2018        22,711,845
     17,410,000   WA Health Care Facilities Authority (Peacehealth)(5)                    5.000       11/01/2028        18,570,172
     15,000,000   WA Health Care Facilities Authority (Seattle Childrens Hospital)(5)     5.625       10/01/2038        16,770,300
     10,860,000   WA Kalispel Tribe Indians Priority District(1)                          6.750       01/01/2038         9,147,704
     14,285,000   WA Tobacco Settlement Authority (TASC)(1)                               6.625       06/01/2032        14,824,830
                                                                                                                   ---------------
                                                                                                                       179,428,801

WEST VIRGINIA--0.6%
      3,000,000   Brooke County, WV (Bethany College)(1)                                  6.500       10/01/2031         3,237,600
      4,500,000   Brooke County, WV (Bethany College)(1)                                  6.750       10/01/2037         4,864,095
     13,435,000   Harrison County, WV Tax Increment (Charles Pointe)                      7.000       06/01/2028        12,516,180

41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                                               COUPON        MATURITY         VALUE
---------------                                                                         -------       ---------    ---------------
WEST VIRGINIA CONTINUED
$    13,710,000   Harrison County, WV Tax Increment (Charles Pointe)                      7.000%      06/01/2035   $    12,209,578
      1,840,000   Harrison County, WV Tax Increment (Charles Pointe)(1)                   7.000       06/01/2035         1,788,646
      3,045,000   WV Hospital Finance Authority (UTD Health System)(1)                    5.500       06/01/2039         3,270,848
                                                                                                                   ---------------
                                                                                                                        37,886,947

WISCONSIN--0.5%
        560,000   Milwaukee, WI (Aero Milwaukee)(1)                                       6.500       01/01/2025           560,078
      1,195,000   Milwaukee, WI (Air Cargo)(1)                                            7.500       01/01/2025         1,194,904
      3,970,000   Necedah, WI Community Devel. Authority Exempt Facility
                  (Castle Rock Renewable Fuels)(1)                                        7.500       03/01/2018         3,038,797
      1,750,000   Sokaogon, WI Chippewa Community (Gaming)(2)                             7.000       01/01/2026           787,483
      1,800,000   Sokaogon, WI Chippewa Community (Gaming)(2)                             8.250       01/01/2017           809,982
      3,000,000   WI H&EFA (AE Nursing Centers)(1)                                        7.250       06/01/2038         3,123,630
     10,000,000   WI H&EFA (AHCG/SVH/SVE Obligated Group)(5)                              5.000       11/15/2033        10,907,000
        750,000   WI H&EFA (Beloit College)(1)                                            6.125       06/01/2035           789,720
        900,000   WI H&EFA (Beloit College)(1)                                            6.125       06/01/2039           945,009
      1,000,000   WI H&EFA (Eastcastle Place)(1)                                          6.125       12/01/2034           621,000
      7,335,000   WI H&EFA (Wellington Homes)(1)                                          6.750       09/01/2037         7,272,579
      2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)(1)                            5.800       08/01/2029         2,361,699
        660,000   WI Public Finance Authority (Thomas Jefferson Classical Academy)(1)     7.000       07/01/2031           710,655
                                                                                                                   ---------------
                                                                                                                        33,122,536
                                                                                                                   ---------------
Total Municipal Bonds and Notes (Cost $8,513,218,162)                                                                7,627,840,802

CORPORATE BONDS AND NOTES--0.2%
     10,875,862   Delta Air Lines, Inc., Sr. Unsec. Nts.(13) (Cost $10,767,104)           8.000       12/01/2015        10,594,395

     SHARES
---------------
COMMON STOCKS--0.0%
          1,111   Converted Organics, Inc. (13), (14)                                                                           16
          7,679   Delta Air Lines, Inc. (13), (14)                                                                          84,162
         59,830   General Motors Co. (13), (14)                                                                          1,376,090
                                                                                                                   ---------------
Total Common Stocks (Cost $9,860,298)                                                                                    1,460,268

PREFERRED STOCKS--0.0%
          9,486   Converted Organics, Inc., Series A (13), (14) (Cost $9,486,000)                                               26

     Units                                                                              Strike Price  Expiration
---------------                                                                         ------------  ----------
Rights, Warrants, and Certificates--0.0%
         54,392   General Motors Co. Wts.(13), (14)                                     $     10.000  07/10/2016           766,383
         54,392   General Motors Co. Wts.(13), (14)                                           18.330  07/10/2019           506,933
                                                                                                                   ---------------
Total Rights, Warrants, and Certificates (Cost $7,679,687)                                                               1,273,316
Total Investments, at Value (Cost $8,551,011,251)-119.3%                                                             7,641,168,807
Liabilities in Excess of Other Assets-(19.3)                                                                        (1,237,979,443)
                                                                                                                   ----------------
Net Assets-100.0%                                                                                                  $ 6,403,189,364
                                                                                                                   ===============

42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.

5. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. Represents the current interest rate for a variable or increasing rate security.

8. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,365,920 or 0.04% of the Fund's net assets as of April 30, 2012.

9. Subject to a forbearance agreement. Rate shown is the original conractual interest rate. See accompanying Notes.

10. Restricted security. The aggregate value of restricted securities as of April 30, 2012 was $39,972,634, which represents 0.62% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                    UNREALIZED
                                                    ACQUISITION                                    APPRECIATION
SECURITY                                               DATES            COST           VALUE      (DEPRECIATION)
-----------------------------------------------   ---------------   ------------   ------------   --------------
IL Finance Authority (Monarch Landing)                    6/16/09   $          -   $         21   $           21
IL Finance Authority (Monarch Landing)            6/15/09-6/16/09              -            103              103
IL Finance Authority (Monarch Landing)                     1/2/08         20,445            253          (20,192)
IL Finance Authority (Sedgebrook)                         5/20/09              -             20               20
IL Finance Authority (Sedgebrook)                          6/9/09              -             90               90
IL Finance Authority (Sedgebrook)                 8/17/07-5/19/09              -             85               85
NY Liberty Devel. Corp. (Bank of America Tower)    7/23/10-3/4/11     37,405,817     39,972,062        2,566,245
                                                                    ------------   ------------   --------------
                                                                    $ 37,426,262   $ 39,972,634   $    2,546,372
                                                                    ============   ============   ==============

11. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after April 30, 2012. See accompanying Notes.

12. Represents the current interest rate for an inverse floating rate security. See accompanying Notes.

13.  Received as a result of a corporate action.

14.  Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE BELOW:

ABH       Adventist Bolingbrook Hospital
ACMC      Advocate Condell Medical Center
AE        American Eagle
AGH       Adventist Glenoaks Hospital
AH        Ascension Health
AHACHC    ARC/HDS Alamance County Housing Corp.
AHCG      Ascension Health Credit Group
AHCN      Advocate Health Care Network
AH&HC     Advocate Health & Hospitals Corp.
AHSGA     Adventist Health System-Georgia
ANSHN     Advocate North Side Health Network
AUS       Allegheny United Hospital
BHI       Baptist Homes of Indiana
BVHF      Blanchard Valley Health Foundation
BVRHC     Blanchard Valley Regional Health Center
CAB       Capital Appreciation Bond
CDA       Communities Devel. Authority

43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

CDHA      Central Dupage Hospital Association
CDHS      Central Dupage Health System
CFGH      Central Florida Group Homes
CMH       Copley Memorial Hospital
COP       Certificates of Participation
CSAHS     The Sisters of Charity of St. Augustine Health System
DA        Dormitory Authority
DRIVERS   Derivative Inverse Tax Exempt Receipts
EBC       Engel Berman Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HE&HFB    Health Educational and Housing Facility Board
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HMCG      Holzer Medical Center-Gallipolis
HMCJ      Holzer Medical Center-Jackson
HUHS      Hahnemann University Hospital System
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
JGCCF     Jewish Geriatric & Convalescent Center Foundation
KGC       Kuakini Geriatric Care
KHS       Kuakini Health System
KMC       Kuakini Medical Center
KSS       Kuakini Support Services
L.I.      Long Island
LH        Lowman Home
LS        Lutheran Services
MCP       Medical College Of Pennsylvania
M-S-R     Modesto Irrigation District of the City of Santa Clara and the City of Redding
NH        Northgate Housing
NTH       North Terrace Housing
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
PHC       Piedmont Healthcare
PHF       Piedmont Hospital Foundation
RCF       Rush-Copley Foundation
RCMC      Rush-Copley Medical Center
RHA       Resource Healthcare of America
RITES     Residual Interest Tax Exempt Securities
ROLs      Residual Option Longs
RUMC      Rush University Medical Center
Res Rec   Resource Recovery Facility

44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

SJHCN     St. Joseph Home Care Network
SJHE      St. Joseph Hospital of Eureka
SJHO      St. Joseph Hospital of Orange
SJHS      St. Joseph Health System
SVE       St. Vincent's East
SVH       Saint Vincent's Hospital
TASC      Tobacco Settlement Asset-Backed Bonds
TYW       The YMCA of Wichita
UHHS      University Hospitals Health System
VH        Village Housing
VS        Village Shalom
VSCF      Village Shalom Charitable Foundation

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                             BASIS TRANSACTIONS
                       -------------------------------
Purchased securities              $66,825,430

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a "tender option bond" transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the "underlying municipal bond") to a broker dealer (the "sponsor"). The sponsor creates a trust (the "Trust") into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an "inverse floating rate security") to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the "purchase price") periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust's administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund's acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or "collapse" the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund's investment exposure to the underlying municipal bond.

The Fund's investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or "collapse" of a Trust upon the occurrence of certain adverse events, usually referred to as "mandatory tender events" or "tender option termination events." These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a "mandatory tender event." In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in related inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2012, the Fund's maximum exposure under such agreements is estimated at $1,025,715,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At April 30, 2012, municipal bond holdings with a value of $2,265,212,987 shown on the Fund's Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $1,297,935,000 in short-term floating rate securities issued and outstanding at that date.

At April 30, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

                                                                                                         MATURITY
PRINCIPAL AMOUNT   INVERSE FLOATER(1)                                                  COUPON RATE (2)     DATE        VALUE
----------------   -----------------------------------------------------------------   ---------------   --------   ------------
$      4,400,000   CA GO ROLs(3)                                                                13.763%   12/1/36   $  4,600,596
      77,555,000   CA Golden State Tobacco Securitization Corp. ROLs(3)                         7.646      6/1/47     54,026,364
       3,855,000   CA Health Facilities Financing Authority ROLs(3)                             20.343     7/1/39      5,917,117
       5,550,000   CA Health Facilities Financing Authority ROLs(3)                              9.193   11/15/42      5,952,708
      12,000,000   CA Health Facilities Financing Authority ROLs(3)                              9.705   11/15/46     13,216,800
       5,000,000   CA Infrastructure and Economic Devel. (Sanford Consortium) RITES              9.190    5/15/40      5,937,000
       2,500,000   CA Statewide CDA ROLs(3)                                                     10.213    8/15/34      2,569,300
       3,000,000   CA Statewide CDA ROLs(3)                                                     10.468    8/15/42      3,085,380
       2,615,000   Cerritos, CA Community College District DRIVERS                              18.530     8/1/33      3,916,956
      16,250,000   Chicago, IL GO ROLs(3)                                                        9.875     1/1/33     18,657,275
         975,000   Dallas-Fort Worth, TX International Airport ROLs(3)                          17.189    11/1/35        976,677
      11,000,000   Desert, CA Community College District(3)                                     13.220     8/1/37     13,183,280
       2,525,000   Detroit, MI City School District ROLs(3)                                     21.510     5/1/29      4,260,281
      13,995,000   Detroit, MI Sewer Disposal System ROLs(3)                                     0.647     7/1/32      4,037,558
       5,000,000   District of Columbia GO ROLs(3)                                               9.147     4/1/43      5,299,100
       2,500,000   District of Columbia GO ROLs(3)                                               9.147     4/1/35      2,908,650
       9,265,000   District of Columbia GO ROLs(3)                                               9.144     4/1/43      9,819,047

47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

       4,675,000   Douglas County, NE Hospital Authority ROLs(3)                                21.950    11/1/48      6,756,497
      14,530,000   Fulton County, GA Devel. Authority
                   (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS                           9.208    6/15/29     16,961,160
       6,865,000   Fulton County, GA Devel. Authority
                   (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS                           9.715    6/15/37      7,897,221
       1,445,000   Fulton County, GA Devel. Authority
                   (PHC/Piedmont Hospital/PHF Obligated Group) DRIVERS                           9.194    6/15/29      1,686,358
       5,000,000   Grossmont, CA Union High School District ROLs(3)                             15.225     8/1/45      7,212,800
      11,750,000   Highlands County, FL Health Facilities Authority ROLs(3)                      9.708   11/15/36     13,053,310
       6,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                          14.872     4/1/44      8,397,797
       5,790,000   IL Finance Authority (Advocate Health Care) DRIVERS                          14.502     4/1/44      7,117,763
       3,670,000   IL Finance Authority (Advocate Health Care) DRIVERS                          14.486     4/1/44      4,510,614
       3,335,000   IL Finance Authority (Advocate Health Care) DRIVERS                          14.492     4/1/44      4,099,182
       2,935,000   IL Finance Authority (Advocate Health Care) DRIVERS                          14.491     4/1/44      3,607,467
       1,670,000   IL Finance Authority (AH&HC/ANSHN/ACMC/AHCN Obligated Group)                 14.471     4/1/44      2,052,096
       6,250,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS                     10.222    11/1/39      7,450,750
       2,500,000   IL Finance Authority (CDHS/CDHA Obligated Group) DRIVERS                      9.969    11/1/39      2,926,650
      20,000,000   IL Metropolitan Pier & Exposition Authority ROLs(3)                          10.213    6/15/50     23,503,200
       3,500,000   KY EDFA (Baptist Healthcare System) ROLs(3)                                  18.818    8/15/24      5,440,120
       8,500,000   Lakeland, FL Energy System DRIVERS                                            9.665    10/1/36     12,321,940
       7,985,000   Los Angeles, CA Dept. of Airports (Los Angeles International
                   Airport) DRIVERS                                                             18.848    5/15/30     10,884,194
       1,250,000   Los Angeles, CA Dept. of Water & Power DRIVERS                               17.487     7/1/34      1,753,350
      13,440,000   Los Angeles, CA Unified School District DRIVERS                               9.207     7/1/30     15,498,067
       2,750,000   Los Angeles, CA Unified School District ROLs(3)                              16.843     7/1/32      3,920,730
       1,835,000   Los Angeles, CA Unified School District ROLs(3)                              17.631     1/1/34      2,583,680
       2,640,000   Los Angeles, CA Unified School District ROLs(3)                              17.637     1/1/34      3,717,120
       2,190,000   Los Angeles, CA Unified School District ROLs(3)                              17.284     1/1/34      3,083,520
       7,500,000   Los Angeles, CA Unified School District ROLs(3)                              17.713     7/1/32     10,779,900
       6,365,000   MA Educational Financing Authority ROLs(3)                                   18.155     1/1/30      8,473,597
       3,825,000   MA HFA ROLs(3)                                                               12.741     6/1/49      4,071,521
       3,010,000   MA HFA ROLs(3)                                                               13.012    12/1/49      3,135,427
       8,895,000   MA HFA ROLs(3)                                                               10.008    12/1/42      9,899,957
      16,695,000   MA HFA ROLs(3)                                                               13.581     7/1/25     17,265,802
       9,775,000   Metropolitan Washington D.C. Airport Authority ROLs(3)                       13.216    10/1/32     10,788,668
       4,035,000   Metropolitan Washington D.C. Airport Authority, Series B DRIVERS             13.153    10/1/34      4,259,306
      12,500,000   MI Finance Authority ROLs(3)                                                  9.397    12/1/33     14,442,500
       6,660,000   MI Hospital Finance Authority (McLaren Health Care Corp.) DRIVERS             9.128     8/1/35      7,445,214
       5,000,000   Miami-Dade County, FL Aviation ROLs(3)                                       13.120    10/1/40      5,505,950
       2,500,000   Miami-Dade County, FL School Board ROLs(3)                                   18.310     2/1/27      3,610,500
       2,500,000   Miami-Dade County, FL School Board ROLs(3)                                   17.293     2/1/27      3,460,800
      12,500,000   Miami-Dade County, FL School Board ROLs(3)                                   18.818     2/1/34     17,257,500
       2,500,000   Montgomery County, OH (Miami Valley Hospital) DRIVERS                        20.549   11/15/23      4,602,900
       2,885,000   Newport Beach, CA GO ROLs(3)                                                 17.646    12/1/24      3,428,534
       3,420,000   NJ EDA ROLs(3)                                                               13.136     9/1/24      5,021,757
      60,560,000   NJ Tobacco Settlement Financing Corp. ROLs(3)                                 5.940     6/1/29     51,690,382
       3,300,000   NJ Transportation Trust Fund Authority ROLs(3)                               13.140   12/15/23      5,390,286
       9,500,000   North Central Texas HFDC (Children's Medical Center) DRIVERS                 20.549    8/15/39     13,960,060

48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

      27,805,000   North TX Tollway Authority ROLs(3)                                           10.213     9/1/41     36,907,801
      18,695,000   NY Liberty Devel. Corp. ROLs(3)                                               9.599    1/15/44     21,287,062
       3,240,000   NYC Municipal Water Finance Authority ROLs(3)                                21.086    6/15/40      5,642,881
       7,290,000   NYC Transitional Finance Authority ROLs(3)                                    9.394     2/1/30      9,343,885
       9,065,000   NYC Transitional Finance Authority ROLs(3)                                    9.397     2/1/35     11,222,470
       2,875,000   PA Geisinger Authority Health System, Series A DRIVERS                       18.521     6/1/39      3,950,595
       7,720,000   Peralta, CA Community College District DRIVERS                                9.206     8/1/35      8,665,082
       3,100,000   Pima County, AZ IDA ROLs(3)                                                  19.268     7/1/39      3,965,520
      12,500,000   Port Authority NY/NJ, 166th Series DRIVERS                                    9.715    7/15/36     16,356,750
      11,070,000   Port of Seattle, WA Special Facilities ROLs(3)                               14.788    10/1/32     12,768,913
       3,670,000   Puerto Rico Sales Tax Financing Corp. DRIVERS                                14.106     8/1/57      4,282,376
       4,250,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                                20.733     8/1/57      6,182,730
       8,875,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)                                14.435     8/1/57     10,354,995
       2,870,000   RI Hsg. & Mtg. Finance Corp. ROLs(3)                                         18.599    10/1/47      3,115,902
       1,167,000   Sabine Neches, TX HFC (Single Family Mtg.) ROLs                              17.986    12/1/39      1,587,073
       9,335,000   San Francisco, CA Bay Area Toll Authority ROLs(3)                            14.069     4/1/47     11,590,243
       2,500,000   San Jacinto, TX Community College District ROLs(3)                           17.352    2/15/38      3,316,900
       3,500,000   Tarrant County, TX Cultural Education Facilities Finance
                   Corp. ROLs(3)                                                                19.893   11/15/24      5,782,280
       8,500,000   Tarrant County, TX Cultural Education Facilities Finance
                   Corp. ROLs(3)                                                                21.927   11/15/29     14,042,680
       6,750,000   Tarrant County, TX Health Facilities Devel. Corp.
                   (Cook Children's Medical Center) DRIVERS                                      9.208    12/1/33      7,776,270
         375,000   Tes Properties, WA DRIVERS                                                   19.535    12/1/29        559,290
       3,000,000   Tes Properties, WA DRIVERS                                                   20.042    12/1/38      4,313,520
     107,295,000   TX Municipal Gas Acquisition & Supply Corp. ROLs(3)                          14.287   12/15/26    166,567,977
       4,355,000   WA Health Care Facilities Authority (Peacehealth) DRIVERS                    17.049    11/1/28      5,515,172
       5,000,000   WA Health Care Facilities Authority (Seattle Children's
                   Hospital/Seattle Children's Healthcare System Obligated Group)               15.259    10/1/38      6,770,300
       4,875,000   WA Health Care Facilities Authority ROLs(3)                                  17.293    11/1/18      8,086,845
       5,670,000   Wayne County, MI Airport Authority ROLs(3)                                   13.213    12/1/29      6,246,809
       3,645,000   Wayne County, MI Airport Authority ROLs(3)                                   13.214    12/1/29      4,015,806
       8,335,000   Wayne County, MI Airport Authority ROLs(3)                                   13.218    12/1/29      9,182,920
       3,335,000   Wayne County, MI Airport Authority ROLs(3)                                   13.214    12/1/34      3,643,854
       1,875,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                       22.377    11/1/39      3,303,000
       3,750,000   Westminster, CA Redevel. Agency Tax Allocation ROLs(3)                       20.343    11/1/45      5,732,850
       5,000,000   WI H&EFA ROLs(3)                                                              9.197   11/15/33      5,907,000
                                                                                                                    ------------
                                                                                                                    $967,277,987
                                                                                                                    ============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund's Statement of Operations in the annual and semiannual reports.

49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund's exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $1,297,935,000 as of April 30, 2012.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of April 30, 2012 is as follows:

Cost                                $ 809,886,793
Market Value                        $ 335,642,187
Market Value as a % of Net Assets            5.24%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of April 30, 2012, securities with an aggregate market value of $25,656,328, representing 0.40% of the Fund's net assets, were subject to these forbearance agreements. Interest payments of $8,378,052 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

SECURITIES VALUATION

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund's Board has adopted procedures for the valuation of the Fund's securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a "fair valuation" for any security for which market quotations are not "readily available." The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund's assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

SECURITY TYPE                       STANDARD INPUTS GENERALLY CONSIDERED BY THIRD-PARTY PRICING VENDORS
---------------------------------   -----------------------------------------------------------------------------
Corporate debt, government debt,    Reported trade data, broker-dealer price quotations, benchmark yields,
municipal, mortgage-backed and      issuer spreads on comparable securities, the credit quality, yield, maturity,
asset-backed securities             and other appropriate factors.

Loans                               Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds                  Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the "good faith" opinion of the Manager, the market value or price obtained does not constitute a "readily available market quotation," or a significant event has occurred that would materially affect the value of the security the security is fair valued either
(i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund's Board or (ii) as determined in good faith by the Manager's Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of April 30, 2012 based on valuation input level:

                                                                           LEVEL 3--
                                       LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                      UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                     -------------   -----------------   ------------   ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Alabama                           $          --   $      18,068,352   $         --   $    18,068,352
   Alaska                                       --          14,479,057             --        14,479,057
   Arizona                                      --         127,840,505             --       127,840,505
   Arkansas                                     --           4,152,905             --         4,152,905
   California                                   --       1,211,968,245             --     1,211,968,245
   Colorado                                     --         284,659,090             --       284,659,090
   Connecticut                                  --           4,780,635             --         4,780,635
   Delaware                                     --           6,555,298             --         6,555,298
   District of Columbia                         --         224,062,234             --       224,062,234
   Florida                                      --         841,929,167             --       841,929,167
   Georgia                                      --          84,284,442             --        84,284,442
   Hawaii                                       --           7,824,755             --         7,824,755
   Idaho                                        --           1,946,692             --         1,946,692
   Illinois                                     --         450,484,522            572       450,485,094
   Indiana                                      --         105,454,892     11,357,236       116,812,128
   Iowa                                         --         139,852,974             --       139,852,974
   Kansas                                       --           4,360,842             --         4,360,842
   Kentucky                                     --          20,654,639          1,336        20,655,975
   Louisiana                                    --          90,190,959             --        90,190,959
   Maine                                        --          19,315,530             --        19,315,530
   Maryland                                     --          18,576,693             --        18,576,693
   Massachusetts                                --         130,552,491             --       130,552,491
   Michigan                                     --         267,027,870             --       267,027,870
   Minnesota                                    --          51,787,456             --        51,787,456
   Mississippi                                  --          14,384,511             --        14,384,511
   Missouri                                     --          98,224,119             --        98,224,119
   Montana                                      --           7,421,769             --         7,421,769
   Multi States                                 --           4,479,840             --         4,479,840
   Nebraska                                     --          74,932,105             --        74,932,105
   Nevada                                       --           8,949,868             --         8,949,868
   New Hampshire                                --           8,172,817             --         8,172,817
   New Jersey                                   --         508,852,592             --       508,852,592
   New Mexico                                   --          18,433,783             --        18,433,783
   New York                                     --         407,910,466             --       407,910,466
   North Carolina                               --          66,642,559             --        66,642,559
   North Dakota                                 --           3,290,341             --         3,290,341
   Ohio                                         --         297,121,889             --       297,121,889
   Oklahoma                                     --          43,931,893             --        43,931,893
   Oregon                                       --           3,661,495             --         3,661,495
   Pennsylvania                                 --          67,545,487             --        67,545,487

52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
STATEMENT OF INVESTMENTS APRIL 30, 2012 (UNAUDITED)

   Rhode Island                                 --         104,046,131             --       104,046,131
   South Carolina                               --          39,061,985             --        39,061,985
   South Dakota                                 --          36,356,134             --        36,356,134
   Tennessee                                    --          17,216,026             --        17,216,026
   Texas                                        --         978,669,439             --       978,669,439
   U.S. Possessions                             --         341,359,961             --       341,359,961
   Utah                                         --          16,527,493             --        16,527,493
   Vermont                                      --           3,202,282             --         3,202,282
   Virginia                                     --          64,838,144             --        64,838,144
   Washington                                   --         179,428,801             --       179,428,801
   West Virginia                                --          37,886,947             --        37,886,947
   Wisconsin                                    --          33,122,536             --        33,122,536
Corporate Bonds and Notes                       --          10,594,395             --        10,594,395
Common Stocks                            1,460,268                  --             --         1,460,268
Preferred Stocks                                --                  --             26                26
Rights, Warrants, and Certificates       1,273,316                  --             --         1,273,316
                                     -------------   -----------------   ------------   ---------------
Total Assets                         $   2,733,584   $   7,627,076,053   $ 11,359,170   $ 7,641,168,807
                                     =============   =================   ============   ===============

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RESTRICTED SECURITIES

As of April 30, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 7,231,780,580 (1)
                                 ===============

Gross unrealized appreciation    $   667,937,789
Gross unrealized depreciation     (1,645,881,977)
                                 ---------------
Net unrealized depreciation      $  (977,944,188)
                                 ===============

1. The Federal tax cost of securities does not include cost of $1,387,332,415, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 6/11/2012

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 6/11/2012